UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

103 Bellevue Parkway Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Nicola R. Knight, Esq. Bessemer Investment Management LLC 1271 Ave. of the Americas New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2024

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/01/2023	Actual Ending Account Value 04/30/2024	Actual Expenses Paid During Period* 11/01/2023 - 04/30/2024	Actual Expense Ratio During Period** 11/01/2023 - 04/30/2024
All Cap Core Fund	$1,000.00	$1,208.50	$5.22	0.95%
Large Cap Strategies Fund	1,000.00	1,207.70	5.98	1.09%
Small & Mid Cap Strategies Fund	1,000.00	1,164.90	5.92	1.10%
Credit Income Fund	1,000.00	1,067.40	4.37	0.85%
Fixed Income Fund	1,000.00	1,033.90	2.88	0.57%
Short-Term Bond Fund***	1,000.00	1,000.00	0.59	0.37%
Municipal Bond Fund	1,000.00	1,045.70	2.90	0.57%
California Municipal Bond Fund	1,000.00	1,045.00	2.90	0.57%
New York Municipal Bond Fund	1,000.00	1,044.60	2.90	0.57%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
***	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 58/366 to reflect the period of the Fund’s operations.
2

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2024 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/01/2023	Hypothetical Ending Account Value 04/30/2024	Hypothetical Expenses Paid During Period* 11/01/2023 - 04/30/2024	Hypothetical Expense Ratio During Period** 11/01/2023 - 04/30/2024
All Cap Core Fund	$1,000.00	$1,020.14	$4.77	0.95%
Large Cap Strategies Fund	1,000.00	1,019.44	5.47	1.09%
Small & Mid Cap Strategies Fund	1,000.00	1,019.39	5.52	1.10%
Credit Income Fund	1,000.00	1,020.64	4.27	0.85%
Fixed Income Fund	1,000.00	1,022.03	2.87	0.57%
Short-Term Bond Fund***	1,000.00	1,023.02	1.86	0.37%
Municipal Bond Fund	1,000.00	1,022.03	2.87	0.57%
California Municipal Bond Fund	1,000.00	1,022.03	2.87	0.57%
New York Municipal Bond Fund	1,000.00	1,022.03	2.87	0.57%

*	Expenses are equal to the average account value times each Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
***	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 58/366 to reflect the period of the Fund’s operations.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2024
(Unaudited)

Shares		Value
COMMON STOCKS — 97.5%
Banks — 3.8%
1,589,553	Bank of America Corp.	$58,829,357
333,349	JPMorgan Chase & Co.	63,916,337
		122,745,694
Communication Services — 8.2%
745,181	Alphabet, Inc. - Class C(a)	122,686,600
167,901	Live Nation Entertainment, Inc.(a)	14,928,078
196,858	Meta Platforms, Inc. - Class A	84,682,406
299,841	Take-Two Interactive Software, Inc.(a)	42,820,293
		265,117,377
Consumer Discretionary — 12.0%
681,176	Amazon.com, Inc.(a)	119,205,800
17,631	AutoZone, Inc.(a)	52,124,288
218,385	Bath & Body Works, Inc.	9,919,047
346,078	Dollarama, Inc.	28,869,791
116,547	Expedia Group, Inc.(a)	15,690,723
195,530	Hilton Worldwide Holdings, Inc.	38,574,158
132,865	Lowe’s Cos., Inc.	30,291,891
33,099	LVMH Moet Hennessy Louis Vuitton SE	27,188,722
21,597	MercadoLibre, Inc.(a)	31,503,544
34,036	Pool Corp.	12,339,071
48,918	Ulta Beauty, Inc.(a)	19,803,963
		385,510,998
Consumer Staples — 5.4%
937,306	Alimentation Couche-Tard, Inc.	51,949,622
339,889	BJ’s Wholesale Club Holdings, Inc.(a)	25,382,911
35,578	Costco Wholesale Corp.	25,719,336
522,211	US Foods Holding Corp.(a)	26,241,103
736,631	Walmart, Inc.	43,719,050
		173,012,022
Energy — 3.4%
341,563	ChampionX Corp.	11,466,270
378,021	ConocoPhillips	47,486,998
1,048,115	Schlumberger NV	49,764,500
		108,717,768
Financial Services — 10.5%
188,745	Blackstone, Inc.	22,009,554
474,335	Brookfield Corp.	19,030,320
307,206	Fiserv, Inc.(a)	46,901,140
409,295	Intercontinental Exchange, Inc.	52,700,824
342,338	Nasdaq, Inc.	20,488,929
89,396	S&P Global, Inc.	37,173,539
209,373	Tradeweb Markets, Inc. - Class A	21,295,328
377,050	Visa, Inc. - Class A	101,279,401
83,320	WEX, Inc.(a)	17,602,183
		338,481,218
Health Care — 10.8%
846,182	Avantor, Inc.(a)	20,502,990
Shares		Value
Health Care (continued)
148,098	Cencora, Inc.	$35,402,826
231,606	Cooper Cos., Inc. (The)	20,626,830
130,504	Danaher Corp.	32,184,896
181,276	IQVIA Holdings, Inc.(a)	42,014,339
50,785	McKesson Corp.	27,282,210
50,364	Medpace Holdings, Inc.(a)	19,558,859
109,394	STERIS Plc	22,377,637
40,979	Teleflex, Inc.	8,554,366
74,684	Thermo Fisher Scientific, Inc.	42,474,285
157,344	UnitedHealth Group, Inc.	76,107,293
		347,086,531
Industrials — 13.8%
544,026	Ashtead Group Plc	39,502,756
136,359	Booz Allen Hamilton Holding Corp.	20,136,134
67,224	Builders FirstSource, Inc.(a)	12,289,892
103,207	BWX Technologies, Inc.	9,884,134
447,687	Canadian Pacific Kansas City Ltd.	35,121,633
53,732	Carlisle Cos., Inc.	20,861,449
131,548	Clean Harbors, Inc.(a)	24,921,769
648,511	Copart, Inc.(a)	35,220,632
291,743	Core & Main, Inc. - Class A(a)	16,474,727
118,817	Eaton Corp. Plc	37,814,698
92,821	Equifax, Inc.	20,438,256
488,279	Howmet Aerospace, Inc.	32,592,623
37,874	Lincoln Electric Holdings, Inc.	8,314,479
69,708	Northrop Grumman Corp.	33,810,471
64,914	Old Dominion Freight Line, Inc.	11,795,523
42,637	Saia, Inc.(a)	16,919,641
674,390	TransUnion	49,230,470
501,437	WillScot Mobile Mini Holdings Corp.(a)	18,533,112
		443,862,399
Information Technology — 24.4%
720,104	Apple, Inc.	122,655,314
24,974	ASM International NV	15,709,609
53,505	ASML Holding NV	46,603,520
93,927	CDW Corp.	22,717,184
7,937	Constellation Software, Inc.	20,434,352
204,404	Fortinet, Inc.(a)	12,914,245
110,133	Gartner, Inc.(a)	45,439,774
132,381	Keysight Technologies, Inc.(a)	19,584,445
75,676	Manhattan Associates, Inc.(a)	15,593,797
543,132	Marvell Technology, Inc.	35,797,830
496,738	Microsoft Corp.	193,395,006
131,692	Motorola Solutions, Inc.	44,663,342
113,155	Nice Ltd. - ADR(a)	25,291,274
133,748	NVIDIA Corp.	115,560,947
51,577	NXP Semiconductors NV	13,213,512
170,568	Oracle Corp.	19,402,110
25,768	ServiceNow, Inc.(a)	17,865,727
		786,841,988

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
Insurance — 0.4%
291,320	Ryan Specialty Holdings, Inc.	$14,373,729
Materials — 1.5%
334,290	CRH Plc	25,880,732
79,862	Sherwin-Williams Co. (The)	23,927,454
		49,808,186
Real Estate — 1.4%
357,018	Prologis, Inc. REIT	36,433,687
43,564	SBA Communications Corp. REIT	8,108,132
		44,541,819
Utilities — 1.9%
417,310	Ameren Corp.	30,826,690
432,424	NextEra Energy, Inc.	28,959,435
		59,786,125
Total Common Stocks (Cost $1,973,882,756)		3,139,885,854

EXCHANGE-TRADED FUNDS(b) — 1.1%
131,602	Health Care Select Sector SPDR Fund	18,467,709
657,362	iShares China Large-Cap ETF	16,756,157

Total Exchange-Traded Funds (Cost $33,812,195)		35,223,866

INVESTMENT COMPANY — 1.9%
59,621,006	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(c)	59,621,006

Total Investment Company (Cost $59,621,006)		59,621,006

TOTAL INVESTMENTS — 100.5% (Cost $2,067,315,957)		$3,234,730,726
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(16,499,369)
NET ASSETS — 100.0%		$3,218,231,357

(a)	Non-income producing security.
(b)	A copy of the underlying funds’ financial statements is available upon request.
(c)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Banks	3.8%
Communication Services	8.2
Consumer Discretionary	12.0
Consumer Staples	5.4
Energy	3.4
Exchange-Traded Funds	1.1
Financial Services	10.5
Health Care	10.8
Industrials	13.8
Information Technology	24.4
Insurance	0.4
Materials	1.5
Real Estate	1.4
Utilities	1.9
Other*	1.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS — 97.1%
AUSTRALIA — 1.4%
92,490	ANZ Group Holdings Ltd.	$1,668,883
25,700	Aristocrat Leisure Ltd.	655,864
217,300	Atlassian Corp. - Class A(a)	37,440,790
2,407,731	BHP Group Ltd.	66,034,709
69,225	Cochlear Ltd.	14,440,887
62,419	Commonwealth Bank of Australia	4,573,411
638,373	CSL Ltd.	113,423,646
961,000	Fortescue Ltd.	15,928,043
70,800	Goodman Group REIT	1,430,134
11,300	Macquarie Group Ltd.	1,353,045
96,066	National Australia Bank Ltd.	2,082,474
36,500	Rio Tinto Ltd.	3,037,688
180,200	Telstra Group Ltd.	425,743
1,095,115	Wesfarmers Ltd.	46,913,875
108,700	Westpac Banking Corp.	1,805,110
74,635	Woodside Energy Group Ltd.	1,337,236
39,726	Woolworths Group Ltd.	815,063
		313,366,601
AUSTRIA — 0.1%
408,750	CA Immobilien Anlagen AG	13,295,341
7,600	Verbund AG	580,573
		13,875,914
BELGIUM — 0.0%
27,000	Anheuser-Busch InBev SA	1,613,892
7,650	KBC Group NV	568,274
		2,182,166
BRAZIL — 0.5%
16,784,523	Banco Bradesco SA - Preference Shares	45,350,471
13,830,122	Natura & Co. Holding SA	44,239,557
1,775,079	WEG SA	13,564,522
		103,154,550
CANADA — 0.9%
26,292	Alimentation Couche-Tard, Inc.	1,457,218
22,400	Bank of Montreal	2,000,892
37,293	Bank of Nova Scotia (The)	1,710,984
12,200	BCE, Inc.	400,833
337,025	Brookfield Asset Management Ltd. - Class A	12,874,837
65,200	Canadian Imperial Bank of Commerce	3,043,440
30,687	Canadian National Railway Co.	3,724,615
35,523	Canadian Natural Resources Ltd.	2,691,868
125,037	CGI, Inc.(a)	12,669,459
11,788	Constellation Software, Inc.	30,349,016
66,328	Enbridge, Inc.	2,358,447
13,195	Fairfax Financial Holdings Ltd.	14,345,759
18,200	Great-West Lifeco, Inc.	538,207
7,450	Imperial Oil Ltd.	512,216
5,450	Intact Financial Corp.	895,777
8,350	Loblaw Cos. Ltd.	915,640
7,300	Lululemon Athletica, Inc.(a)	2,632,380
Shares		Value
CANADA (continued)
82,500	Manulife Financial Corp.	$1,924,291
21,100	National Bank of Canada	1,694,253
172,665	Onex Corp.	12,250,166
18,700	Pembina Pipeline Corp.	657,994
43,300	Power Corp. of Canada	1,153,702
893,670	Quebecor, Inc. - Class B	18,494,649
8,850	Restaurant Brands International, Inc.	671,408
10,675	Rogers Communications, Inc. - Class B	399,891
54,179	Royal Bank of Canada	5,241,783
726,016	Shopify, Inc. - Class A(a)	50,966,323
18,100	Sun Life Financial, Inc.	924,163
36,100	Suncor Energy, Inc.	1,377,498
32,066	TC Energy Corp.	1,148,800
117,581	Thomson Reuters Corp.	17,759,501
56,256	Toronto-Dominion Bank (The)	3,337,397
		211,123,407
CHILE — 0.2%
330,102,122	Banco de Chile	36,618,797
CHINA — 1.5%
9,000,516	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	48,526,944
3,654,329	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	19,273,972
7,878,691	Hangzhou Robam Appliances Co. Ltd. - A Shares	25,621,319
2,994,828	Meituan - B Shares(a)(b)(c)	40,892,972
2,273,810	NetEase, Inc.	42,621,752
3,043,035	SF Holding Co. Ltd. - A Shares	15,152,953
3,393,957	Tencent Holdings Ltd.	148,937,695
1,236,430	Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	9,711,004
		350,738,611
DENMARK — 0.2%
5,800	DSV A/S	824,003
438,723	Novo Nordisk A/S - Class B	56,262,851
		57,086,854
FINLAND — 0.1%
10,497	Kone Oyj - Class B	511,697
2,972,300	Mandatum Oyj(a)	13,774,498
1,281,920	Nordea Bank Abp	15,021,867
14,100	Sampo Oyj - Class A	572,226
		29,880,288
FRANCE — 1.4%
19,607	Air Liquide SA	3,834,710
663,738	Airbus SE	109,223,241
55,600	AXA SA	1,921,068
32,518	BNP Paribas SA	2,340,056
383,979	Bouygues SA	14,151,652
74,934	Capgemini SE	15,749,708

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
FRANCE (continued)
14,000	Cie de Saint-Gobain SA	$1,107,157
20,700	Cie Generale des Etablissements Michelin SCA	795,266
23,500	Danone SA	1,470,802
45,800	Dassault Systemes SE	1,797,738
964	Hermes International SCA	2,307,806
18,600	Legrand SA	1,911,459
10,892	L’Oreal SA	5,106,748
126,896	LVMH Moet Hennessy Louis Vuitton SE	104,236,985
39,300	Orange SA	437,420
127,237	Publicis Groupe SA	14,040,192
10,538	Safran SA	2,284,976
41,159	Sanofi SA	4,066,222
16,712	Schneider Electric SE	3,810,558
49,541	STMicroelectronics NV	1,961,075
457,253	TotalEnergies SE	33,195,983
20,700	Vinci SA	2,425,544
		328,176,366
GERMANY — 1.3%
150,364	Allianz SE	42,671,030
20,900	Bayerische Motoren Werke AG	2,277,041
15,000	Bayerische Motoren Werke AG - Preference Shares	1,541,275
85,100	Deutsche Bank AG	1,359,260
8,459	Deutsche Boerse AG	1,630,827
79,639	Deutsche Post AG	3,334,480
889,443	Deutsche Telekom AG	20,373,195
1,775	Hannover Rueck SE	440,278
162,425	Heidelberg Materials AG	16,345,739
24,800	Mercedes-Benz Group AG	1,875,894
36,940	Muenchener Rueckversicherungs-Gesellschaft AG	16,246,527
19,700	RWE AG	686,260
41,200	SAP SE	7,439,362
763,954	Siemens AG	143,114,230
22,806	Vonovia SE	659,003
1,251,636	Zalando SE(a)(b)(c)	32,749,381
		292,743,782
HONG KONG — 0.4%
6,042,766	AIA Group Ltd.	44,259,382
282,000	CLP Holdings Ltd.	2,218,230
6,888,000	Henderson Land Development Co. Ltd.	20,766,104
2,195,136	Sun Hung Kai Properties Ltd.	20,250,041
165,000	Techtronic Industries Co. Ltd.	2,280,185
		89,773,942
INDIA — 2.0%
769,090	Asian Paints Ltd.	26,455,107
315,896	Bajaj Finance Ltd.	26,204,272
455,388	Dr. Reddy’s Laboratories Ltd.	33,793,269
Shares		Value
INDIA (continued)
10,696,558	HDFC Bank Ltd.	$194,255,838
1,272,615	Mahindra & Mahindra Ltd.	32,825,703
6,767,800	Marico Ltd.	41,999,283
652,132	Tata Consultancy Services Ltd.	29,763,385
1,545,585	Titan Co. Ltd.	66,316,919
		451,613,776
INDONESIA — 0.2%
65,028,849	Bank Central Asia Tbk PT	39,100,846
IRELAND — 1.6%
21,326	Accenture Plc - Class A	6,417,207
15,800	Allegion Plc	1,920,648
884,252	CRH Plc	68,458,790
206,117	CRH Plc	15,961,870
202,025	DCC Plc	13,796,424
347,373	Experian Plc	14,010,923
239,679	Flutter Entertainment Plc(a)	44,642,611
474,893	ICON Plc(a)	141,461,127
467,288	Medtronic Plc	37,495,189
303,800	Smurfit Kappa Group Plc	13,200,869
11,800	Trane Technologies Plc	3,744,612
		361,110,270
ISRAEL — 0.1%
122,098	Check Point Software Technologies Ltd.(a)	18,243,883
ITALY — 0.4%
30,500	Assicurazioni Generali SpA	743,664
391,871	Buzzi SpA	14,119,234
387,200	Enel SpA	2,544,848
86,100	Eni SpA	1,382,912
48,044	Ferrari NV	19,759,281
622,200	Intesa Sanpaolo SpA	2,328,897
2,727,900	Pirelli & C SpA(b)(c)	17,248,386
1,785,400	Poste Italiane SpA(b)(c)	22,680,156
55,900	UniCredit SpA	2,051,774
		82,859,152
JAPAN — 4.6%
119,300	Advantest Corp.	3,734,170
137,590	Aeon Co. Ltd.	2,876,773
82,579	Ajinomoto Co., Inc.	3,070,409
108,206	Asahi Group Holdings Ltd.	3,701,617
292,100	Astellas Pharma, Inc.	2,803,547
85,568	Bandai Namco Holdings, Inc.	1,598,853
134,200	Bridgestone Corp.	5,921,845
663,900	Canon, Inc.	17,968,647
157,900	Central Japan Railway Co.	3,610,855
530,953	Chugai Pharmaceutical Co. Ltd.	16,886,360
20,250	Daifuku Co. Ltd.	414,797
171,900	Dai-ichi Life Holdings, Inc.	3,981,383
147,800	Daiichi Sankyo Co. Ltd.	4,974,610
9,300	Daikin Industries Ltd.	1,269,369

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
JAPAN (continued)
80,479	Daiwa House Industry Co. Ltd.	$2,264,592
1,982,500	Daiwa Securities Group, Inc.	14,569,511
285,200	Denso Corp.	4,860,699
46,639	Disco Corp.	13,284,922
172,500	East Japan Railway Co.	3,161,747
106,200	ENEOS Holdings, Inc.	490,667
215,500	FANUC Corp.	6,382,959
33,104	Fast Retailing Co. Ltd.	8,655,672
212,400	FUJIFILM Holdings Corp.	4,518,276
454,730	Fujitsu Ltd.	7,024,739
18,442	Hamamatsu Photonics KK	675,746
357,129	Hitachi Ltd.	32,948,970
873,800	Honda Motor Co. Ltd.	9,941,731
79,169	Hoya Corp.	9,178,840
31,500	Isuzu Motors Ltd.	399,195
3,170,074	ITOCHU Corp.	143,017,167
189,900	Japan Post Bank Co. Ltd.	1,927,544
288,100	Japan Post Holdings Co. Ltd.	2,766,711
172,252	Japan Tobacco, Inc.	4,633,857
28,400	JFE Holdings, Inc.	423,891
97,641	Kao Corp.	4,027,909
301,975	KDDI Corp.	8,379,443
204,073	Keyence Corp.	89,745,154
118,500	Kirin Holdings Co. Ltd.	1,729,815
186,900	Komatsu Ltd.	5,580,114
321,700	Kyocera Corp.	3,921,087
1,675	Lasertec Corp.	361,307
580,400	LY Corp.	1,394,489
17,900	Makita Corp.	518,221
218,800	Marubeni Corp.	3,898,220
613,727	Mitsubishi Corp.	14,035,680
477,125	Mitsubishi Electric Corp.	8,316,254
188,623	Mitsubishi Estate Co. Ltd.	3,456,463
2,034,000	Mitsubishi UFJ Financial Group, Inc.	20,261,399
244,291	Mitsui & Co. Ltd.	11,793,318
414,984	Mitsui Fudosan Co. Ltd.	4,223,318
427,900	Mizuho Financial Group, Inc.	8,270,925
192,000	MS&AD Insurance Group Holdings, Inc.	3,451,977
371,608	Murata Manufacturing Co. Ltd.	6,790,086
214,100	NEC Corp.	15,501,266
67,500	Nexon Co. Ltd.	1,052,416
213,700	Nintendo Co. Ltd.	10,421,936
160	Nippon Building Fund, Inc. REIT	611,327
158,500	Nippon Paint Holdings Co. Ltd.	1,014,561
5,818,001	Nippon Telegraph & Telephone Corp.	6,281,477
15,500	Nissin Foods Holdings Co. Ltd.	413,626
916,550	NOF Corp.	12,296,372
108,109	Nomura Research Institute Ltd.	2,616,011
95,500	NTT Data Group Corp.	1,493,412
26,418	Obic Co. Ltd.	3,393,829
267,500	Olympus Corp.	3,726,201
28,200	Ono Pharmaceutical Co. Ltd.	406,175
Shares		Value
JAPAN (continued)
212,200	Oriental Land Co. Ltd.	$5,854,966
884,100	ORIX Corp.	18,093,475
98,254	Otsuka Holdings Co. Ltd.	4,201,033
548,892	Panasonic Holdings Corp.	4,790,980
290,883	Recruit Holdings Co. Ltd.	12,527,563
315,900	Renesas Electronics Corp.	5,128,874
27,200	Rohm Co. Ltd.	390,996
43,800	Secom Co. Ltd.	3,042,458
108,900	Sekisui House Ltd.	2,502,561
475,329	Seven & i Holdings Co. Ltd.	6,141,821
35,700	SG Holdings Co. Ltd.	417,872
21,600	Shimadzu Corp.	586,830
20,350	Shimano, Inc.	3,307,140
902,150	Shin-Etsu Chemical Co. Ltd.	34,921,270
56,400	Shionogi & Co. Ltd.	2,633,924
11,814	SMC Corp.	6,206,682
537,139	SoftBank Corp.	6,478,802
75,600	SoftBank Group Corp.	3,718,053
173,700	Sompo Holdings, Inc.	3,437,546
255,854	Sony Group Corp.	21,146,683
893,900	Sumitomo Corp.	23,507,038
31,200	Sumitomo Electric Industries Ltd.	482,237
495,465	Sumitomo Mitsui Financial Group, Inc.	28,144,302
320,000	Suzuki Motor Corp.	3,726,651
248,200	Takeda Pharmaceutical Co. Ltd.	6,523,210
315,362	Terumo Corp.	5,349,842
336,451	Tokio Marine Holdings, Inc.	10,634,003
589,991	Tokyo Electron Ltd.	129,412,117
627,195	Tokyo Gas Co. Ltd.	14,066,270
26,100	Toyota Industries Corp.	2,480,201
1,955,423	Toyota Motor Corp.	44,600,453
55,400	Toyota Tsusho Corp.	3,522,329
609,493	Unicharm Corp.	18,109,957
		1,039,412,598
LUXEMBOURG — 0.1%
827,135	Tenaris SA	13,736,403
MALAYSIA — 0.1%
31,957,567	Public Bank Bhd	27,563,661
MEXICO — 0.2%
4,326,881	Fomento Economico Mexicano SAB de CV - Units	50,889,773
NETHERLANDS — 2.3%
50,258	Adyen NV(a)(b)(c)	60,209,058
162,303	ASML Holding NV	141,367,931
127,949	ASML Holding NV - New York	111,631,664
249,512	IMCD NV	37,645,001
7,424,733	ING Groep NV	117,387,043
520,364	Koninklijke Ahold Delhaize NV	15,795,220
7,848	NXP Semiconductors NV	2,010,579
45,600	Prosus NV	1,525,774

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
NETHERLANDS (continued)
724,486	Stellantis NV	$16,030,336
90,223	Wolters Kluwer NV	13,506,961
		517,109,567
NORWAY — 0.2%
18,795	Aker BP ASA	455,838
726,494	DNB Bank ASA	12,662,180
531,800	Equinor ASA	14,150,335
2,296,000	Orkla ASA	15,618,332
		42,886,685
SINGAPORE — 0.2%
9,544,800	CapitaLand Integrated Commercial Trust REIT	13,606,072
92,400	DBS Group Holdings Ltd.	2,352,265
112,800	Oversea-Chinese Banking Corp. Ltd.	1,171,042
2,604,697	Singapore Airlines Ltd.	12,428,626
403,100	Singapore Telecommunications Ltd.	699,086
39,700	United Overseas Bank Ltd.	880,975
3,995,600	UOL Group Ltd.	17,060,224
		48,198,290
SOUTH AFRICA — 0.3%
6,615,352	AVI Ltd.	30,454,593
278,927	Capitec Bank Holdings Ltd.	34,520,817
		64,975,410
SOUTH KOREA — 0.2%
704,718	LG Corp.	40,209,761
SPAIN — 0.1%
8,000	Aena SME SA(b)(c)	1,457,916
14,273	Amadeus IT Group SA	905,964
187,632	Banco Bilbao Vizcaya Argentaria SA	2,029,047
503,024	Banco Santander SA	2,447,529
104,800	CaixaBank SA	552,669
47,600	Endesa SA	868,017
16,100	Ferrovial SE	579,042
263,092	Iberdrola SA	3,225,923
53,473	Industria de Diseno Textil SA	2,434,675
23,100	Naturgy Energy Group SA	584,277
136,800	Telefonica SA	612,809
		15,697,868
SWEDEN — 0.3%
58,800	Assa Abloy AB - Class B	1,553,579
111,459	Atlas Copco AB - Class A	1,952,326
79,500	Atlas Copco AB - Class B	1,192,041
5,700	Evolution AB(b)(c)	629,766
55,000	H & M Hennes & Mauritz AB - Class B	874,214
63,117	Hexagon AB - Class B	660,265
424,100	Industrivarden AB - Class A	13,657,522
1,734,781	Investor AB - Class B	42,489,575
77,023	Sandvik AB	1,535,341
Shares		Value
SWEDEN (continued)
49,700	Skandinaviska Enskilda Banken AB - Class A	$650,893
39,200	Svenska Handelsbanken AB - Class A	336,153
39,200	Swedbank AB - Class A	749,593
90,700	Telefonaktiebolaget LM Ericsson - Class B	460,292
54,500	Volvo AB - Class A	1,435,326
84,800	Volvo AB - Class B	2,158,430
		70,335,316
SWITZERLAND — 0.9%
73,500	ABB Ltd.	3,571,250
12,400	Chubb Ltd.	3,083,136
447	Givaudan SA	1,911,716
468,940	Glencore Plc	2,728,558
245,281	Holcim AG	20,531,928
1,700	Kuehne + Nagel International AG	449,304
82,069	Nestle SA	8,239,744
333,650	Novartis AG	32,383,253
875	Partners Group Holding AG	1,125,745
141,935	Roche Holding AG	34,009,644
4,150	Roche Holding AG	1,091,693
1,775	Schindler Holding AG	432,485
2,600	Schindler Holding AG - Participation Certificates	648,067
202,768	Sika AG	57,679,707
3,450	Straumann Holding AG	458,635
9,000	Swiss Re AG	978,349
24,665	Swisscom AG	13,531,394
105,308	UBS Group AG	2,765,734
32,786	Zurich Insurance Group AG	15,869,944
		201,490,286
TAIWAN — 0.5%
2,572,000	Advantech Co. Ltd.	29,916,013
811,551	Taiwan Semiconductor Manufacturing Co. Ltd.	19,431,590
27,731,223	Uni-President Enterprises Corp.	65,046,556
		114,394,159
UNITED KINGDOM — 3.7%
521,188	3i Group Plc	18,620,719
1,419,326	AstraZeneca Plc	214,671,570
2,985,012	B&M European Value Retail SA	19,263,994
84,800	BAE Systems Plc	1,410,412
6,392,300	Barclays Plc	16,116,871
2,710,409	BP Plc	17,470,314
18,000	Coca-Cola Europacific Partners Plc	1,296,360
53,619	Compass Group Plc	1,491,344
86,800	Diageo Plc	2,999,780
778,110	GSK Plc	16,143,386
1,353,465	Howden Joinery Group Plc	14,732,088
665,773	HSBC Holdings Plc	5,770,889
46,200	Imperial Brands Plc	1,055,677

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
241,221	Intertek Group Plc	$14,846,326
155,208	Legal & General Group Plc	455,613
1,989,576	Lloyds Banking Group Plc	1,284,040
1,357,201	London Stock Exchange Group Plc	149,617,985
113,700	National Grid Plc	1,491,421
176,000	NatWest Group Plc	664,291
127,270	Next Plc	14,274,344
28,900	Pentair Plc	2,285,701
22,200	Reckitt Benckiser Group Plc	1,241,135
366,190	RELX Plc	15,045,605
2,026,499	Rightmove Plc	12,981,359
471,902	Rio Tinto Plc	31,929,257
26,131,438	Rolls-Royce Holdings Plc(a)	134,002,687
875,527	Shell Plc	31,123,775
55,800	SSE Plc	1,159,881
4,121,920	Tesco Plc	15,218,419
1,490,121	Unilever Plc	77,085,161
1,148,000	Vodafone Group Plc	968,111
		836,718,515
UNITED STATES — 70.8%
14,738	3M Co.	1,422,364
14,694	A.O. Smith Corp.	1,217,251
959,445	Abbott Laboratories	101,672,387
908,597	AbbVie, Inc.	147,774,216
15,512	Adobe, Inc.(a)	7,179,419
24,800	Aflac, Inc.	2,074,520
846,876	Agilent Technologies, Inc.	116,055,887
203,825	Air Products and Chemicals, Inc.	48,172,001
139,038	Airbnb, Inc. - Class A(a)	22,047,256
518,464	Alexandria Real Estate Equities, Inc. REIT	60,074,424
97,484	Align Technology, Inc.(a)	27,527,532
56,100	Alliant Energy Corp.	2,793,780
591,001	Alphabet, Inc. - Class A(a)	96,203,143
3,486,746	Alphabet, Inc. - Class C(a)	574,057,861
26,800	Altria Group, Inc.	1,174,108
3,897,004	Amazon.com, Inc.(a)	681,975,700
132,500	American Airlines Group, Inc.(a)	1,790,075
18,472	American Express Co.	4,323,002
20,517	American International Group, Inc.	1,545,135
350,233	American Tower Corp. REIT	60,085,973
4,254	Ameriprise Financial, Inc.	1,751,755
562,410	AMETEK, Inc.	98,230,531
16,415	Amgen, Inc.	4,496,725
28,200	Amphenol Corp. - Class A	3,405,714
18,613	Analog Devices, Inc.	3,733,954
9,093	Aon Plc - Class A	2,564,317
4,510,288	Apple, Inc.	768,237,355
27,030	Applied Materials, Inc.	5,369,510
10,000	Arista Networks, Inc.(a)	2,565,600
556,584	Arthur J Gallagher & Co.	130,624,699
14,000	Assurant, Inc.	2,441,600
Shares		Value
UNITED STATES (continued)
190,070	AT&T, Inc.	$3,210,282
7,780	Autodesk, Inc.(a)	1,655,973
162,169	Automatic Data Processing, Inc.	39,227,059
769	AutoZone, Inc.(a)	2,273,472
248,534	Axon Enterprise, Inc.(a)	77,955,174
3,777,970	Bank of America Corp.	139,822,670
19,800	Bank of New York Mellon Corp. (The)	1,118,502
466,085	Berkshire Hathaway, Inc. - Class B(a)	184,909,902
31,740	Bio-Techne Corp.	2,006,285
1,437,821	Blackstone, Inc.	167,664,307
670,765	Block, Inc.(a)	48,965,845
41,160	Booking Holdings, Inc.	142,085,555
8,500	Booz Allen Hamilton Holding Corp.	1,255,195
33,049	BorgWarner, Inc.	1,083,016
18,600	Boston Properties, Inc. REIT	1,151,154
53,593	Bristol-Myers Squibb Co.	2,354,876
433,372	Broadcom, Inc.	563,500,610
3,910	Broadridge Financial Solutions, Inc.	756,233
10,800	Builders FirstSource, Inc.(a)	1,974,456
326,398	Cadence Design Systems, Inc.(a)	89,965,081
35,600	Camden Property Trust REIT	3,548,608
59,000	Campbell Soup Co.	2,696,890
13,649	Capital One Financial Corp.	1,957,676
15,109	Cardinal Health, Inc.	1,556,831
164,628	Caterpillar, Inc.	55,079,590
5,900	CDW Corp.	1,426,974
14,100	Celanese Corp.	2,165,901
810,667	Cencora, Inc.	193,789,946
14,700	Centene Corp.(a)	1,073,982
14,700	CH Robinson Worldwide, Inc.	1,043,700
6,950	Charles River Laboratories International, Inc.(a)	1,591,550
40,010	Charles Schwab Corp. (The)	2,958,740
5,965	Charter Communications, Inc. - Class A(a)	1,526,682
6,800	Cheniere Energy, Inc.	1,073,176
2,542,824	Chevron Corp.	410,081,226
49,207	Chipotle Mexican Grill, Inc.(a)	155,474,437
9,833	Cigna Group (The)	3,510,774
1,850	Cintas Corp.	1,217,929
110,443	Cisco Systems, Inc.	5,188,612
59,349	Citigroup, Inc.	3,639,874
45,943	Citizens Financial Group, Inc.	1,567,116
425,107	Cloudflare, Inc. - Class A(a)	37,154,352
17,000	CME Group, Inc.	3,563,880
1,194,504	Coca-Cola Co. (The)	73,784,512
29,602	Colgate-Palmolive Co.	2,721,016
1,318,985	Comcast Corp. - Class A	50,266,518
53,300	Conagra Brands, Inc.	1,640,574
42,157	ConocoPhillips	5,295,762
22,800	Copart, Inc.(a)	1,238,268
1,378,840	Corteva, Inc.	74,636,609
13,600	CoStar Group, Inc.(a)	1,244,808

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
UNITED STATES (continued)
349,094	Costco Wholesale Corp.	$252,360,053
44,230	Coterra Energy, Inc.	1,210,133
33,921	Crown Castle, Inc. REIT	3,181,111
85,665	CSX Corp.	2,845,791
42,821	CVS Health Corp.	2,899,410
381,242	Danaher Corp.	94,021,902
10,300	DaVita, Inc.(a)	1,431,803
90,340	Deere & Co.	35,359,979
13,300	Dell Technologies, Inc. - Class C	1,657,712
37,400	Devon Energy Corp.	1,914,132
676,157	Dexcom, Inc.(a)	86,135,640
7,200	Diamondback Energy, Inc.	1,448,136
14,826	Digital Realty Trust, Inc. REIT	2,057,552
2,554	Domino’s Pizza, Inc.	1,351,756
441,454	DoorDash, Inc. - Class A(a)	57,062,344
8,150	DR Horton, Inc.	1,161,294
992,076	Duke Energy Corp.	97,481,388
12,600	Eastman Chemical Co.	1,189,944
439,755	Eaton Corp. Plc	139,956,426
35,498	eBay, Inc.	1,829,567
14,800	Ecolab, Inc.	3,347,020
274,854	Edwards Lifesciences Corp.(a)	23,271,888
14,615	Electronic Arts, Inc.	1,853,474
293,108	Elevance Health, Inc.	154,931,027
203,010	Eli Lilly & Co.	158,571,111
439,638	Entegris, Inc.	58,436,683
713,044	EOG Resources, Inc.	94,214,504
30,500	EQT Corp.	1,222,745
1,350	Equinix, Inc. REIT	959,998
28,300	Etsy, Inc.(a)	1,943,361
9,200	Expedia Group, Inc.(a)	1,238,596
924,994	Exxon Mobil Corp.	109,399,040
6,050	F5, Inc.(a)	1,000,126
1,442	Fair Isaac Corp.(a)	1,634,262
18,590	Fastenal Co.	1,263,005
10,000	FedEx Corp.	2,617,800
37,400	Fifth Third Bancorp	1,363,604
775	First Citizens BancShares, Inc. - Class A	1,307,239
1,168,033	Fiserv, Inc.(a)	178,323,598
1,272,198	Fortinet, Inc.(a)	80,377,470
1,152,354	Freeport-McMoRan, Inc.	57,548,559
3,500	Gartner, Inc.(a)	1,444,065
9,046	General Dynamics Corp.	2,597,016
29,175	General Electric Co.	4,721,099
57,126	General Mills, Inc.	4,025,098
36,700	General Motors Co.	1,634,251
469,878	Genuine Parts Co.	73,869,520
41,001	Gilead Sciences, Inc.	2,673,265
8,950	Globe Life, Inc.	681,721
12,932	Goldman Sachs Group, Inc. (The)	5,518,214
1,773,364	Halliburton Co.	66,447,949
Shares		Value
UNITED STATES (continued)
12,700	Hartford Financial Services Group, Inc. (The)	$1,230,503
5,317	HCA Healthcare, Inc.	1,647,313
143,994	Hershey Co. (The)	27,923,316
11,200	Hilton Worldwide Holdings, Inc.	2,209,536
302,560	Home Depot, Inc. (The)	101,121,603
570,764	Honeywell International, Inc.	110,003,346
56,100	Host Hotels & Resorts, Inc. REIT	1,058,607
961,108	Howmet Aerospace, Inc.	64,153,959
5,265	Humana, Inc.	1,590,504
5,500	Huntington Ingalls Industries, Inc.	1,523,115
146,740	Illinois Tool Works, Inc.	35,820,701
30,885	International Business Machines Corp.	5,133,087
38,300	Interpublic Group of Cos., Inc. (The)	1,165,852
9,175	Intuit, Inc.	5,740,064
254,027	Intuitive Surgical, Inc.(a)	94,147,487
83,800	Invesco Ltd.	1,187,446
258,261	iRhythm Technologies, Inc.(a)	28,300,240
850,082	Jabil, Inc.	99,765,624
421,360	Johnson & Johnson	60,924,442
2,463,656	JPMorgan Chase & Co.	472,381,401
1,676,922	Kenvue, Inc.	31,559,672
28,173	Kimberly-Clark Corp.	3,846,460
857,250	KKR & Co., Inc. - Class A	79,784,258
232,518	KLA Corp.	160,272,332
9,393	L3Harris Technologies, Inc.	2,010,572
84,956	Lam Research Corp.	75,985,496
10,400	Lamb Weston Holdings, Inc.	866,736
9,891	Leidos Holdings, Inc.	1,386,916
7,893	Lennar Corp. - Class A	1,196,737
343,416	Linde Plc	151,432,719
7,409	Lockheed Martin Corp.	3,444,666
15,100	Loews Corp.	1,134,765
676,122	Lowe’s Cos., Inc.	154,149,055
12,400	LyondellBasell Industries NV - Class A	1,239,628
48,400	Marathon Oil Corp.	1,299,540
11,800	Marathon Petroleum Corp.	2,144,296
9,400	Marriott International, Inc. - Class A	2,219,622
13,200	Marsh & McLennan Cos, Inc.	2,632,476
436,675	Mastercard, Inc. - Class A	197,027,760
50,847	Match Group, Inc.(a)	1,567,105
231,520	McDonald’s Corp.	63,214,221
4,542	McKesson Corp.	2,440,008
1,370,535	Merck & Co., Inc.	177,100,533
850,182	Meta Platforms, Inc. - Class A	365,722,791
1,614,482	MetLife, Inc.	114,757,381
3,154	Mettler-Toledo International, Inc.(a)	3,878,474
19,912	Microchip Technology, Inc.	1,831,506
3,094,952	Microsoft Corp.	1,204,957,662
23,000	Mid-America Apartment Communities, Inc. REIT	2,990,000
15,181	Mohawk Industries, Inc.(a)	1,750,673
2,509	Molina Healthcare, Inc.(a)	858,329

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
UNITED STATES (continued)
26,100	Molson Coors Beverage Co. - Class B	$1,494,486
36,649	Mondelez International, Inc. - Class A	2,636,529
15,109	Monster Beverage Corp.(a)	807,576
775,556	Morgan Stanley	70,451,507
356,010	Motorola Solutions, Inc.	120,740,792
14,099	NetApp, Inc.	1,441,059
128,847	Netflix, Inc.(a)	70,948,312
57,600	News Corp. - Class A	1,370,880
3,383,482	NextEra Energy, Inc.	226,591,790
556,016	NIKE, Inc. - Class B	51,298,036
4,300	Nordson Corp.	1,110,217
17,600	Northern Trust Corp.	1,450,064
208,404	Northrop Grumman Corp.	101,082,192
8,000	Nucor Corp.	1,348,240
1,125,343	NVIDIA Corp.	972,318,859
290	NVR, Inc.(a)	2,157,266
533,225	Okta, Inc.(a)	49,579,261
14,700	Old Dominion Freight Line, Inc.	2,671,137
2,103,915	Oracle Corp.	239,320,331
152,263	O’Reilly Automotive, Inc.(a)	154,282,007
21,797	PACCAR, Inc.	2,312,880
14,200	Palo Alto Networks, Inc.(a)	4,130,638
5,100	Parker-Hannifin Corp.	2,779,041
9,763	Paychex, Inc.	1,159,942
267,721	PepsiCo, Inc.	47,094,801
8,449,695	PG&E Corp.	144,574,281
1,183,686	Philip Morris International, Inc.	112,379,149
16,999	Phillips 66	2,434,427
35,500	Pinnacle West Capital Corp.	2,614,575
15,600	PNC Financial Services Group, Inc. (The)	2,390,856
3,550	Pool Corp.	1,286,981
15,600	Principal Financial Group, Inc.	1,234,584
453,758	Procter & Gamble Co. (The)	74,053,306
359,578	Prudential Financial, Inc.	39,726,177
48,900	Public Service Enterprise Group, Inc.	3,378,012
10,300	PulteGroup, Inc.	1,147,626
12,400	Qorvo, Inc.(a)	1,448,816
843,715	QUALCOMM, Inc.	139,930,133
491,634	Quanta Services, Inc.	127,116,887
7,900	Ralph Lauren Corp.	1,292,756
17,200	Raymond James Financial, Inc.	2,098,400
3,593	Regeneron Pharmaceuticals, Inc.(a)	3,200,141
58,000	Regions Financial Corp.	1,117,660
3,850	Reliance, Inc.	1,096,172
173,169	Repligen Corp.(a)	28,434,350
15,700	Republic Services, Inc.	3,009,690
24,183	Rollins, Inc.	1,077,594
2,894	Roper Technologies, Inc.	1,480,165
254,757	Ross Stores, Inc.	33,003,769
11,200	Royal Caribbean Cruises Ltd.(a)	1,563,856
30,301	Salesforce, Inc.	8,149,151
7,950	SBA Communications Corp. REIT	1,479,654
Shares		Value
UNITED STATES (continued)
16,204	Seagate Technology Holdings Plc	$1,392,086
7,576	ServiceNow, Inc.(a)	5,252,668
14,300	Sherwin-Williams Co. (The)	4,284,423
644,895	Simon Property Group, Inc. REIT	90,627,094
417,900	Sirius XM Holdings, Inc.	1,228,626
14,111	Skyworks Solutions, Inc.	1,504,091
232,884	Snowflake, Inc. - Class A(a)	36,143,597
29,200	Southern Co. (The)	2,146,200
645,280	Starbucks Corp.	57,100,827
14,444	State Street Corp.	1,047,046
9,550	Steel Dynamics, Inc.	1,242,646
9,050	Stryker Corp.	3,045,325
29,379	Synchrony Financial	1,292,088
4,082	Synopsys, Inc.(a)	2,165,868
29,500	Tapestry, Inc.	1,177,640
403,407	Target Corp.	64,940,459
355,079	TE Connectivity Ltd.	50,236,577
9,600	Teleflex, Inc.	2,004,000
49,300	Tesla, Inc.(a)	9,035,704
233,231	Texas Instruments, Inc.	41,146,613
206,248	Thermo Fisher Scientific, Inc.	117,297,363
28,800	TJX Cos., Inc. (The)	2,709,792
24,600	T-Mobile US, Inc.	4,038,582
6,200	Travelers Cos, Inc. (The)	1,315,392
1,979,462	Truist Financial Corp.	74,328,798
3,403	Tyler Technologies, Inc.(a)	1,570,655
35,200	UDR, Inc. REIT	1,340,416
478,711	Union Pacific Corp.	113,531,101
24,200	United Parcel Service, Inc. - Class B	3,569,016
154,048	United Rentals, Inc.	102,902,524
582,538	UnitedHealth Group, Inc.	281,773,631
6,950	Universal Health Services, Inc. - Class B	1,184,489
93,400	US Bancorp	3,794,842
8,697	Valero Energy Corp.	1,390,389
9,549	Verisk Analytics, Inc.	2,081,300
3,033,499	Verizon Communications, Inc.	119,792,876
9,250	Vertex Pharmaceuticals, Inc.(a)	3,633,492
853,132	Visa, Inc. - Class A	229,159,787
14,600	W R Berkley Corp.	1,123,762
1,731,898	Walmart, Inc.	102,788,146
434,246	Waste Management, Inc.	90,331,853
8,336	Waters Corp.(a)	2,576,157
710,438	WEC Energy Group, Inc.	58,710,596
106,086	Wells Fargo & Co.	6,293,022
457,255	Westinghouse Air Brake Technologies Corp.	73,654,635
37,043	Weyerhaeuser Co. REIT	1,117,587
32,500	Williams Cos, Inc. (The)	1,246,700
1,895	WW Grainger, Inc.	1,745,958
12,252	Yum! Brands, Inc.	1,730,595
9,452	Zebra Technologies Corp. - Class A(a)	2,973,221

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Shares		Value
UNITED STATES (continued)
15,400	Zoetis, Inc.	$2,452,296
		16,036,433,432
URUGUAY — 0.3%
55,040	MercadoLibre, Inc.(a)	80,286,848
Total Common Stocks (Cost $14,628,931,870)		21,981,987,777

RIGHTS/WARRANTS — 0.0%
CANADA — 0.0%
489	Constellation Software, Inc. Warrants, Expire 03/31/40(a)(d)	0
Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS(e) — 1.1%
1,566,720	Energy Select Sector SPDR Fund	146,519,654
648,753	SPDR S&P Oil & Gas Exploration & Production ETF	98,240,667
Total Exchange-Traded Funds (Cost $205,123,654)		244,760,321

Principal Amount
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
$50,000,000	5.29%, 05/07/24(f)	49,956,012
Total U.S. Government Securities (Cost $49,956,108)		49,956,012
Shares		Value
INVESTMENT COMPANY — 1.9%
440,002,449	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(g)	$440,002,449
Total Investment Company (Cost $440,002,449)		440,002,449

TOTAL INVESTMENTS — 100.3% (Cost $15,324,014,081)		$22,716,706,559

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(69,992,215)
NET ASSETS — 100.0%		$22,646,714,344

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e)	A copy of the underlying funds’ financial statements is available upon request.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	The rate shown represents the current yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts Outstanding at April 30, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	7,749,300,000	USD	53,905,174	Barclays Bank Plc	09/17/24	$(3,716,895)
EUR	13,987,970	USD	15,425,338	Barclays Bank Plc	09/17/24	(401,768)
GBP	12,448,133	USD	15,951,197	Barclays Bank Plc	09/17/24	(381,918)
CAD	13,625,000	USD	10,145,348	Barclays Bank Plc	09/17/24	(222,552)
Total Forward Foreign Currency Exchange Contracts						$(4,723,133)
13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

The following abbreviations are used in the report:

CAD — Canadian Dollar

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Australia	1.4%
Austria	0.1
Belgium	0.0 *
Brazil	0.5
Canada	0.9
Chile	0.2
China	1.5
Denmark	0.2
Finland	0.1
France	1.4
Germany	1.3
Hong Kong	0.4
India	2.0
Indonesia	0.2
Ireland	1.6
Israel	0.1
Italy	0.4
Japan	4.6
Luxembourg	0.1
Malaysia	0.1
Mexico	0.2
Netherlands	2.3
Norway	0.2
Singapore	0.2
South Africa	0.3
South Korea	0.2
Spain	0.1
Sweden	0.3
Switzerland	0.9
Taiwan	0.5
United Kingdom	3.7
United States	70.8
Uruguay	0.3
Other**	2.9
100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange-traded funds, rights/warrants, U.S. Government Securities, investment company, forward foreign currency exchange contracts, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2024
(Unaudited)

Shares		Value
COMMON STOCKS — 88.9%
AUSTRALIA — 2.2%
1,133,266	Abacus Storage King REIT	$826,490
534,224	Accent Group Ltd.	649,082
36,932	Adairs Ltd.	50,620
250,227	AGL Energy Ltd.	1,524,024
109,618	AIC Mines Ltd.(a)	35,293
68,049	Altium Ltd.	2,875,061
27,100	Ampol Ltd.	639,934
68,145	Ansell Ltd.	1,120,378
27,800	ARB Corp. Ltd.	682,476
75,099	Audinate Group Ltd.(a)	901,620
526,749	Aurelia Metals Ltd.(a)	67,726
938,900	Aurizon Holdings Ltd.	2,306,175
21,551	Australian Ethical Investment Ltd.	65,111
140,436	Base Resources Ltd.	22,701
284,519	Bega Cheese Ltd.	754,275
394,852	Bendigo & Adelaide Bank Ltd.	2,474,983
45,500	BlueScope Steel Ltd.	664,092
290,985	Brambles Ltd.	2,737,486
144,560	Bravura Solutions Ltd.(a)	127,792
7,957	Brickworks Ltd.	137,045
398,004	Capricorn Metals Ltd.(a)	1,259,923
580,642	Cettire Ltd.(a)	1,103,747
713,054	Champion Iron Ltd.	3,231,439
29,206	Clarity Pharmaceuticals Ltd.(a)	52,564
21,585	Cobram Estate Olives Ltd.	25,976
21,110	Cochlear Ltd.	4,403,714
671,822	Codan Ltd.	4,734,763
81,450	Computershare Ltd.	1,430,944
5,509	Credit Corp. Group Ltd.	57,651
34,863	Downer EDI Ltd.	104,661
138,600	Elders Ltd.	753,038
23,016	Electro Optic Systems Holdings Ltd. (a)	26,018
362,677	Emerald Resources NL(a)	816,421
14,106	Enero Group Ltd.	15,140
1,270	EQT Holdings Ltd.	24,916
390,563	Evolution Mining Ltd.	1,007,177
8,343	FleetPartners Group Ltd.(a)	19,318
1,826,439	Gold Road Resources Ltd.	1,890,063
652,151	GrainCorp Ltd. - Class A	3,583,344
1,684,581	Grange Resources Ltd.	453,487
19,396	GWA Group Ltd.	32,048
1,147,340	Harvey Norman Holdings Ltd.	3,369,522
991,106	Helia Group Ltd.	2,543,916
155,179	Helloworld Travel Ltd.	272,178
40,160	HUB24 Ltd.	1,031,852
93,657	Iluka Resources Ltd.	455,418
441,197	Imdex Ltd.	591,682
3,970,353	Incitec Pivot Ltd.	7,129,117
837,948	Inghams Group Ltd.	1,983,325
160,100	Insurance Australia Group Ltd.	663,291
35,452	Integrated Research Ltd.(a)	9,842
Shares		Value
AUSTRALIA (continued)
221,455	IPH Ltd.	$891,456
20,531	JB Hi-Fi Ltd.	801,163
10,348	Jumbo Interactive Ltd.	105,181
216,307	Kogan.com Ltd.	703,247
1,033,952	Macmahon Holdings Ltd.	166,185
1,944	Macquarie Technology Group Ltd.(a)	102,267
22,358	Mader Group Ltd.	96,762
198,170	Magellan Financial Group Ltd.	1,125,235
13,545	Mayne Pharma Group Ltd.(a)	60,754
360,588	McMillan Shakespeare Ltd.	4,304,140
1,437,925	Medibank Pvt Ltd.	3,295,523
567,828	Metals X Ltd.(a)	165,392
446,215	Metcash Ltd.	1,131,550
303,276	Monadelphous Group Ltd.	2,605,108
183,660	Monash IVF Group Ltd.	173,950
737,603	Mount Gibson Iron Ltd.(a)	211,281
655,577	Nanosonics Ltd.(a)	1,213,022
57,294	Navigator Global Investments Ltd.	68,516
301,586	Netwealth Group Ltd.	3,795,921
1,588,373	New Hope Corp. Ltd.	4,620,609
111,915	nib holdings Ltd.	534,455
779,323	NRW Holdings Ltd.	1,391,060
1,338,703	Nufarm Ltd.	4,424,794
66,258	Nuix Ltd.(a)	87,786
37,291	Objective Corp. Ltd.	300,752
258,209	oOh!media Ltd.	279,168
299,914	Ora Banda Mining Ltd.(a)	64,802
109,300	Origin Energy Ltd.	689,838
5,942,752	Orora Ltd.	8,329,916
831,452	Pantoro Ltd.(a)	46,035
487,736	Perenti Ltd.	299,372
4,888,559	Perseus Mining Ltd.	7,150,606
383,950	Pilbara Minerals Ltd.	977,500
147,008	PointsBet Holdings Ltd.	48,186
35,859	Premier Investments Ltd.	689,771
222,307	Pro Medicus Ltd.	15,882,746
13,752	PWR Holdings Ltd.	104,102
57,700	QBE Insurance Group Ltd.	660,028
1,837	Qualitas Ltd.	2,917
471,300	Qube Holdings Ltd.	1,002,580
1,449,403	Ramelius Resources Ltd.	1,922,649
41,045	REA Group Ltd.	4,704,909
975,566	Red 5 Ltd.(a)	279,426
3,747	Regal Partners Ltd.	6,946
81,728	Regis Healthcare Ltd.	207,971
1,275,298	Regis Resources Ltd.(a)	1,796,357
995,798	Resolute Mining Ltd.(a)	270,522
67,073	Ridley Corp. Ltd.	97,860
153,915	Sandfire Resources Ltd.(a)	927,034
39,275	SEEK Ltd.	606,714
263,987	Service Stream Ltd.	217,423
1	Seven Group Holdings Ltd.	24
509,517	Sigma Healthcare Ltd.	414,891

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
AUSTRALIA (continued)
353,426	Silver Lake Resources Ltd.(a)	$326,139
178,560	SmartGroup Corp. Ltd.	1,094,869
52,579	Southern Cross Electrical Engineering Ltd.	41,842
305,383	SRG Global Ltd.	164,993
79,759	Stanmore Resources Ltd.	170,477
155,854	Super Retail Group Ltd.	1,449,190
652,851	Technology One Ltd.	6,761,718
12,570	Telix Pharmaceuticals Ltd.(a)	120,635
255,211	Temple & Webster Group Ltd.(a)	1,862,595
138,387	Tuas Ltd.(a)	356,249
3,111	Universal Store Holdings Ltd.	11,557
24,186	Veem Ltd.	30,067
2,095,038	Ventia Services Group Pty Ltd.	4,875,885
29,050	Washington H Soul Pattinson & Co. Ltd.	607,946
834,196	Webjet Ltd.(a)	4,378,746
2,608,269	West African Resources Ltd.(a)	2,210,126
1,301,044	Westgold Resources Ltd.	1,858,711
1,721,494	Whitehaven Coal Ltd.	8,515,348
373,300	Yancoal Australia Ltd.	1,332,656
2,558,695	Zip Co. Ltd.(a)	2,005,256
		179,970,266
AUSTRIA — 0.2%
52,607	ANDRITZ AG	2,871,475
338	DO & CO AG	51,775
40,250	Erste Group Bank AG	1,877,063
353	EVN AG	10,849
76,554	Kontron AG	1,541,072
6,773	Palfinger AG	152,216
8,563	Porr AG	129,794
525,150	Raiffeisen Bank International AG	9,698,915
27,582	Rhi Magnesita NV	1,240,829
3,577	Schoeller-Bleckmann Oilfield Equipment AG	173,988
12,503	Vienna Insurance Group AG Wiener Versicherung Gruppe	389,226
19,750	voestalpine AG	527,425
32,273	Zumtobel Group AG	206,280
		18,870,907
BELGIUM — 0.2%
2,523	Ascencio REIT	130,422
345,555	Azelis Group NV	8,302,972
32,910	Barco NV	456,560
16,280	Bekaert SA	814,581
3,608	Cie d’Entreprises CFE	29,444
68,441	Colruyt Group NV	3,166,234
2,141	Deme Group NV	339,894
19,241	EVS Broadcast Equipment SA	694,581
6,325	Melexis NV	528,555
18,022	Retail Estates NV REIT	1,257,911
Shares		Value
BELGIUM (continued)
1,051	Wereldhave Belgium Comm VA REIT	$50,375
		15,771,529
BRAZIL — 0.6%
2,775,475	BRF SA - ADR(a)	9,131,313
2,452,484	Cia Energetica de Minas Gerais - ADR	5,885,961
3,026,948	Hapvida Participacoes e Investimentos SA(a)(b)(c)	2,151,030
625,614	Natura & Co. Holding SA - ADR	3,966,393
736,910	Pagseguro Digital Ltd. - Class A(a)	9,174,529
1,353,100	Rumo SA	5,261,158
584,800	StoneCo Ltd. - Class A(a)	9,122,880
1,704,400	Vibra Energia SA	7,703,707
		52,396,971
CANADA — 3.0%
531,175	AbCellera Biologics, Inc.(a)	2,007,841
4,416	ADENTRA, Inc.	136,588
84,200	Aecon Group, Inc.	1,034,266
21,166	AGF Management Ltd. - Class B	121,155
4,941	Agnico Eagle Mines Ltd.	312,879
52,200	Allied Properties Real Estate Investment Trust REIT	641,954
125,630	Altius Minerals Corp.	1,985,769
151,000	Altus Group Ltd.	5,541,365
54,300	Amerigo Resources Ltd.	68,237
203,005	ARC Resources Ltd.	3,676,254
10,180	Bird Construction, Inc.	139,983
26,300	Black Diamond Group Ltd.	161,814
34,000	Brookfield Asset Management Ltd. - Class A	1,298,849
738,074	CAE, Inc.(a)	14,239,818
45,320	Canada Goose Holdings, Inc.(a)	511,584
35,165	Capital Power Corp.	917,792
23,627	Cascades, Inc.	158,583
34,975	CCL Industries, Inc. - Class B	1,786,033
60,291	Celestica, Inc.(a)	2,610,646
400,473	Centerra Gold, Inc.	2,437,776
80,224	CES Energy Solutions Corp.	330,418
132,435	Choice Properties Real Estate Investment Trust REIT	1,252,536
49,200	Chorus Aviation, Inc.(a)	76,839
9,900	CI Financial Corp.	116,932
3,095	Cogeco, Inc.	115,401
11,253	Coveo Solutions, Inc.(a)	68,663
119,465	Descartes Systems Group, Inc. (The)(a)	11,085,157
61,300	Descartes Systems Group, Inc. (The)(a)	5,686,275
615,941	Dollarama, Inc.	51,381,734
5,000	DRI Healthcare Trust - Units	58,984
106,000	Dundee Precious Metals, Inc.	802,324
9,323	Enghouse Systems Ltd.	201,880
21,700	Evertz Technologies Ltd.	219,735
19,383	Exco Technologies Ltd.	99,544
76,945	FirstService Corp.	11,310,915

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
CANADA (continued)
134,672	H&R Real Estate Investment Trust REIT	$880,433
13,400	Hammond Power Solutions, Inc.	1,122,888
131,285	Headwater Exploration, Inc.	713,334
1,608,286	IAMGOLD Corp.(a)	5,725,498
2,000	Information Services Corp.	38,514
25,600	InPlay Oil Corp.	45,188
219,480	Killam Apartment Real Estate Investment Trust REIT	2,740,610
98,117	Kinaxis, Inc.(a)	10,447,805
1,214,830	Kinross Gold Corp.	7,835,653
411,025	Knight Therapeutics, Inc.(a)	1,722,743
84,300	Labrador Iron Ore Royalty Corp.	1,841,355
300	Lassonde Industries, Inc. - Class A	31,385
120,785	Laurentian Bank of Canada	2,257,508
676,500	Lightspeed Commerce, Inc.(a)	8,860,128
12,295	Linamar Corp.	579,003
93,900	Lundin Gold, Inc.	1,276,191
285,667	Martinrea International, Inc.	2,375,976
17,980	Methanex Corp.	860,961
45,415	Metro, Inc.	2,323,121
1,345	Morguard Corp.	108,126
66,466	Morguard North American Residential Real Estate Investment Trust REIT	733,871
366,872	Mullen Group Ltd.	3,405,821
27,770	North West Co., Inc. (The)	787,118
1,420	NuVista Energy Ltd.(a)	12,832
314,827	Pan American Silver Corp.	5,805,410
1,400	Paramount Resources Ltd. - Class A	31,729
24,350	Parkland Corp.	750,142
210,687	Pason Systems, Inc.	2,395,127
28,415	Quebecor, Inc. - Class B	588,053
270,000	RB Global, Inc.	19,326,600
5,499	Reitmans Canada Ltd. - Class A(a)	9,786
99,890	Richelieu Hardware Ltd.	2,818,964
125,210	RioCan Real Estate Investment Trust REIT	1,586,215
8,457	Russel Metals, Inc.	238,171
268,155	Secure Energy Services, Inc.	2,271,229
8	SIR Royalty Income Fund - Units	79
1,600	Softchoice Corp.	20,641
19,840	Stelco Holdings, Inc.	575,175
115,250	Stella-Jones, Inc.	6,695,743
2,500	TECSYS, Inc.	70,352
41,875	TFI International, Inc.	5,453,347
92,775	TMX Group Ltd.	2,456,433
72,012	Torex Gold Resources, Inc.(a)	1,014,806
78,005	Tourmaline Oil Corp.	3,812,281
9,036	Transat AT, Inc.(a)	23,630
140,110	Transcontinental, Inc. - Class A	1,390,261
142,270	Vermilion Energy, Inc.	1,639,053
1,700	VersaBank	16,819
Shares		Value
CANADA (continued)
44,177	Wajax Corp.	$1,085,612
22,400	Westaim Corp. (The)(a)	61,018
414,412	Western Forest Products, Inc.	162,556
40,215	Westshore Terminals Investment Corp.	773,540
851,655	Whitecap Resources, Inc.	6,458,634
3,700	Winpak Ltd.	115,221
		246,969,212
CHILE — 0.1%
2,979,098	Cencosud SA	5,104,853
CHINA — 3.8%
5,468,216	3SBio, Inc.(b)(c)	4,371,074
15,282,000	Agricultural Bank of China Ltd. - H Shares	6,814,410
1,914,439	Aisino Corp. - A Shares	2,234,320
196,600	Autohome, Inc. - ADR	5,052,620
8,074,900	Bank of Beijing Co. Ltd. - A Shares	6,205,407
3,229,000	Bank of Changsha Co. Ltd. - A Shares	3,626,712
2,283,439	Bank of Chengdu Co. Ltd. - A Shares	4,650,583
14,962,770	Bank of China Ltd. - H Shares	6,710,659
8,169,000	Bank of Communications Co. Ltd. - H Shares	5,882,163
2,880,674	Bank of Hangzhou Co. Ltd. - A Shares	5,120,286
5,644,251	Bank of Jiangsu Co. Ltd. - A Shares	6,281,578
3,647,800	Bank of Nanjing Co. Ltd. - A Shares	4,684,093
2,881,900	Beibuwan Port Co. Ltd. - A Shares	3,205,961
1,020,100	Beibuwan Port Co. Ltd. - A Shares	1,136,719
38,100	Beibuwan Port Co. Ltd. - A Shares	42,384
4,973,900	Beijing Yanjing Brewery Co. Ltd. - A Shares	6,776,134
10,953,200	Beiqi Foton Motor Co. Ltd. - A Shares(a)	3,961,411
7,467,044	China Construction Bank Corp. - H Shares	4,831,111
1,247,600	China National Medicines Corp. Ltd. - A Shares	5,978,438
6,863,000	China Railway Group Ltd. - H Shares	3,386,608
954,800	China Railway Tielong Container Logistics Co. Ltd. - A Shares	800,863
6,828,944	China Railway Tielong Container Logistics Co. Ltd. - A Shares	5,718,322
140,800	China Railway Tielong Container Logistics Co. Ltd. - A Shares	117,901
888,400	Chongqing Department Store Co. Ltd. - A Shares	3,181,428
8,100	Chongqing Department Store Co. Ltd. - A Shares	29,007
5,902,400	Daqin Railway Co. Ltd. - A Shares	5,628,431
5,968,600	Dongfang Electric Corp. Ltd. - H Shares	8,096,625
4,636,000	Dongfeng Motor Group Co. Ltd. - H Shares	1,681,212
2,706,000	E-Commodities Holdings Ltd.	559,655

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
CHINA (continued)
3,961,274	FAW Jiefang Group Co. Ltd. - A Shares(a)	$4,895,936
36,900	FAW Jiefang Group Co. Ltd. - A Shares(a)	45,607
1,610,730	Fujian Star-net Communication Co. Ltd. - A Shares	3,381,154
4,446,500	Greentown China Holdings Ltd.	3,898,766
4,675,100	Guangxi Liugong Machinery Co. Ltd. - A Shares	6,767,133
45,600	Guangxi Liugong Machinery Co. Ltd. - A Shares	66,005
10,851,000	Industrial & Commercial Bank of China Ltd. - H Shares	5,818,616
6,205,500	IRICO Display Devices Co. Ltd. - A Shares(a)	6,905,356
2,675,600	JD Logistics, Inc.(a)(b)(c)	2,895,868
305,100	JD.com, Inc. - ADR	8,814,339
3,317,583	Jilin Sino-Microelectronics Co. Ltd. - A Shares	2,829,022
6,129,125	Kingdee International Software Group Co. Ltd.(a)	6,466,385
2,593,800	MLS Co. Ltd. - A Shares	2,989,871
6,130,000	ORG Technology Co. Ltd. - A Shares.	3,939,805
3,838,600	Oriental Pearl Group Co. Ltd. - A Shares	3,642,043
12,203,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	4,005,333
3,890,400	Ping An Bank Co. Ltd. - A Shares	5,772,408
625,700	Raytron Technology Co. Ltd. - A Shares	2,843,610
12,981,400	Rizhao Port Co. Ltd. - A Shares	5,047,727
1,779,500	Sany Heavy Industry Co. Ltd. - A Shares	3,991,738
13,548,350	Shandong Nanshan Aluminum Co. Ltd. - A Shares	6,664,448
890,400	Shanghai Kehua Bio-Engineering Co. Ltd. - A Shares	902,796
1,437,405	Shanghai Kehua Bio-Engineering Co. Ltd. - A Shares	1,454,965
2,459,900	Shanghai Mechanical and Electrical Industry Co. Ltd. - A Shares	4,358,018
840,100	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	1,220,199
2,166,600	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	3,141,574
1,551,265	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	7,251,504
8,068,500	Sinopec Engineering Group Co. Ltd. - H Shares	5,196,957
1,864,000	Sinopharm Group Co. Ltd. - H Shares	4,707,275
2,698,240	Tasly Pharmaceutical Group Co. Ltd. - A Shares	5,740,210
Shares		Value
CHINA (continued)
8,853,686	Tianjin Port Co. Ltd. - A Shares	$5,428,770
2,339,667	Tongkun Group Co. Ltd. - A Shares(a)	4,431,106
2,164,667	Triangle Tyre Co. Ltd. - A Shares	5,127,871
280,123	Vipshop Holdings Ltd. - ADR	4,213,050
4,087,200	Wuxi Taiji Industry Co. Ltd. - A Shares(a)	3,523,320
2,773,500	Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	2,941,851
4,980,200	Xiaomi Corp. - B Shares(a)(b)(c)	10,856,475
2,045,674	Xuji Electric Co. Ltd. - A Shares	7,446,631
19,900	Xuji Electric Co. Ltd. - A Shares	72,440
1,974,700	Yifan Pharmaceutical Co. Ltd. - A Shares(a)	3,586,340
3,030,000	Yunnan Copper Co. Ltd. - A Shares	5,831,929
30,300	Yunnan Copper Co. Ltd. - A Shares	58,319
2,511,340	Zai Lab Ltd.(a)	4,036,504
8,530,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	6,476,317
		306,451,706
DENMARK — 1.4%
526,393	ALK-Abello A/S(a)	9,758,803
1,269,158	Ambu A/S - Class B(a)	20,293,236
9,926	cBrain A/S	395,671
14,890	D/S Norden A/S	627,834
22,500	Danske Bank A/S	647,708
30,019	DSV A/S	4,264,782
283,618	FLSmidth & Co. A/S	14,153,457
59,246	Genmab A/S(a)	16,448,474
1,642,580	H Lundbeck A/S	7,987,261
422,173	H Lundbeck A/S - Class A	1,775,814
15,188	Invisio AB	332,221
147,514	ISS A/S	2,761,964
9,602	Jyske Bank A/S	776,896
142,794	Matas A/S	2,300,195
22,271	Nilfisk Holding A/S(a)	467,396
144,598	NKT A/S(a)	11,995,031
5,855	Pandora A/S	891,131
13,529	Per Aarsleff Holding A/S	633,931
9,792	Royal Unibrew A/S	737,411
98	Solar A/S - Class B	4,585
153,664	Spar Nord Bank A/S	2,718,720
5,992	Sparekassen Sjaelland-Fyn A/S	184,955
31,250	Sydbank A/S	1,589,046
45,870	Topdanmark A/S	1,913,644
185,547	Vestas Wind Systems A/S(a)	4,972,406
24,934	Zealand Pharma A/S(a)	2,258,327
		110,890,899
FINLAND — 0.6%
309	Aspo Oyj	1,941
114,283	Cargotec Oyj - Class B	9,013,502
443,645	Citycon Oyj	1,815,012
124	Fiskars Oyj Abp	2,317

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
FINLAND (continued)
3,393	Harvia Oyj(c)	$147,660
47,700	Kemira Oyj	1,038,702
262,616	Konecranes Oyj	13,801,875
6,789	Marimekko Oyj	92,305
247,810	Metsa Board Oyj - Class B	1,782,022
1,341,699	Metso Oyj	15,210,973
980	Olvi Oyj - Class A	31,329
12,419	Oriola Oyj - Class A	13,505
95,894	Oriola Oyj - Class B	91,403
73,995	Orion Oyj - Class B	2,825,429
653,830	Outokumpu Oyj	2,643,961
87,264	Puuilo Oyj	950,768
37,814	Raisio Oyj - Class V	77,518
753	Titanium Oyj(c)	8,235
7,681	Vaisala Oyj - Class A	286,843
51,435	Wartsila Oyj Abp	948,847
		50,784,147
FRANCE — 1.3%
3,790	Alten SA	445,402
24,725	Amundi SA(b)(c)	1,724,924
4,500	Aubay	196,594
2,813	Boiron SA	102,862
87,700	Carmila SA REIT	1,473,402
251,559	Cellectis SA(a)	652,640
118,061	Cellectis SA - ADR(a)	302,236
30,551	Cie des Alpes	443,450
105,450	Coface SA	1,622,728
67,620	Covivio SA REIT	3,365,860
111,946	Elis SA	2,513,341
7,028	Esso SA Francaise	1,335,785
174,879	Etablissements Maurel et Prom SA	1,104,448
56,025	Eurazeo SE	5,046,597
58,309	Gaztransport Et Technigaz SA	8,127,124
39,135	Gecina SA REIT	3,995,752
1,755	GL Events SACA	35,212
111	Groupe Guillin	3,378
1,979	Guerbet	79,080
31,510	Ipsen SA	3,832,762
78,849	IPSOS SA	5,276,385
1,959	Jacquet Metals SACA	37,933
5,558	Kaufman & Broad SA	179,199
101,065	Klepierre SA REIT	2,713,839
293,328	Lectra	9,993,168
2,882	Manitou BF SA	70,900
1,152	Neurones	54,727
47,552	Nexans SA	5,064,129
776	Peugeot Invest	87,538
56,392	Pluxee NV(a)	1,738,645
13,300	Publicis Groupe SA	1,467,612
250,685	Rubis SCA	8,675,272
6,250	SEB SA	737,651
1,349	Seche Environnement SACA	151,099
Shares		Value
FRANCE (continued)
57,524	Societe BIC SA	$4,045,261
18,448	Sopra Steria Group	4,039,342
242,156	SPIE SA	8,804,950
684	Stef SA	92,731
245,301	Technip Energies NV	5,776,842
59,182	Television Francaise 1 SA	540,418
2,273	Trigano SA	345,542
154,604	Ubisoft Entertainment SA(a)	3,640,832
44,629	Vallourec SACA(a)	768,366
28,985	Veolia Environnement SA	901,077
77,560	Verallia SA(b)(c)	2,987,239
795	Vetoquinol SA	80,037
28,809	Vicat SACA	1,063,578
3,716	Virbac SACA	1,373,263
901	Wavestone	51,248
2,102	Wendel SE	214,353
		107,376,753
GERMANY — 1.1%
377,736	AIXTRON SE	8,777,041
2,196	Amadeus Fire AG	263,471
219	Bertrandt AG	9,407
57,585	Bilfinger SE	2,680,321
80,204	Brenntag SE	6,400,552
120,183	CECONOMY AG(a)	276,841
3,102	Cewe Stiftung & Co. KGAA	330,094
66,481	CTS Eventim AG & Co. KGaA	5,878,832
68,905	Deutz AG	398,072
9,333	Draegerwerk AG & Co. KGaA - Preference Shares	497,055
125,691	Duerr AG	3,215,373
438	Einhell Germany AG - Preference Shares	75,339
3,427	ElringKlinger AG	24,337
155,772	EuroEyes International Eye Clinic Ltd.	106,815
27,234	Fielmann Group AG	1,269,874
34,148	flatexDEGIRO AG(a)	446,156
27,360	Freenet AG	760,563
2,598	Friedrich Vorwerk Group SE	43,536
75,558	FUCHS SE - Preference Shares	3,528,504
27,690	Hannover Rueck SE	6,868,338
167,243	Hensoldt AG	6,588,868
26,937	HOCHTIEF AG	2,836,447
5,426	Hornbach Holding AG & Co. KGaA	425,778
91,847	HUGO BOSS AG	4,949,152
91,156	Immatics NV(a)	905,179
14,032	Indus Holding AG	381,002
615	Init Innovation in Traffic Systems SE	25,807
27,528	Ionos SE(a)	704,731
26,885	K+S AG	402,198
24,778	KION Group AG	1,141,966
8	Knaus Tabbert AG	363
4,415	Koenig & Bauer AG(a)	62,562

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
GERMANY (continued)
30,446	Krones AG	$4,013,753
352	KSB SE & Co. KGaA - Preference Shares	229,707
342	MBB SE	38,021
25,586	Mutares SE & Co. KGaA	1,146,728
2,960	New Work SE	187,328
99	Paul Hartmann AG	21,342
369,060	ProSiebenSat.1 Media SE	2,866,438
97,271	SAF-Holland SE	1,873,872
140,792	Salzgitter AG	3,615,686
11,752	Schaeffler AG - Preference Shares	68,769
57,380	Scout24 SE(b)(c)	4,214,998
21,524	Stabilus SE	1,335,519
1,844	STO SE & Co. KGaA - Preference Shares	316,686
15,824	Stroeer SE & Co. KGaA	1,014,728
80,315	Suedzucker AG	1,146,303
42,829	Symrise AG	4,590,909
725,154	thyssenkrupp AG	3,639,317
94,100	TUI AG(a)	660,828
672	Villeroy & Boch AG - Preference Shares	12,246
3,877	Vossloh AG	187,615
59,701	Wacker Neuson SE	1,067,934
5,146	Washtec AG	218,729
		92,742,030
GREECE — 0.3%
4,764,917	Alpha Services and Holdings SA(a)	8,046,123
1,804,801	Eurobank Ergasias Services and Holdings SA(a)	3,860,916
988,934	National Bank of Greece SA(a)	7,958,663
1,727,178	Piraeus Financial Holdings SA(a)	6,918,992
		26,784,694
HONG KONG — 0.6%
239,250	Analogue Holdings Ltd.	32,936
98,000	APT Satellite Holdings Ltd.	27,814
1,378,100	ASMPT Ltd.	17,126,587
731,920	Bank of East Asia Ltd. (The)	921,556
1,530,000	Bright Smart Securities & Commodities Group Ltd.	320,648
66,035	Build King Holdings Ltd.	9,074
530,481	Cafe de Coral Holdings Ltd.	550,183
2,116,500	China Overseas Land & Investment Ltd.	3,944,747
32,619	Chow Sang Sang Holdings International Ltd.	35,045
1,010,445	Chow Tai Fook Jewellery Group Ltd.	1,374,861
372,000	Comba Telecom Systems Holdings Ltd.	28,274
3,006,710	COSCO SHIPPING Ports Ltd.	1,845,095
337,187	Dah Sing Banking Group Ltd.	275,715
2,756,045	Emperor Watch & Jewellery Ltd.	62,215
Shares		Value
HONG KONG (continued)
236,000	First Pacific Co. Ltd.	$110,371
31,000	Great Eagle Holdings Ltd.	47,321
234,300	Henderson Land Development Co. Ltd.	706,373
93,696	HKR International Ltd.	15,333
25,148	Hong Kong Resources Holdings Co. Ltd.(a)	3,053
1,941,500	Hutchison Port Holdings Trust - U Shares- Units	248,273
431,247	International Housewares Retail Co. Ltd.	70,411
205,918	Jacobson Pharma Corp. Ltd.(c)	14,919
52,354	JBM Healthcare Ltd.(c)	5,806
69,310	Jinhui Shipping & Transportation Ltd.	36,457
673,882	Johnson Electric Holdings Ltd.	919,296
107,031	Kerry Logistics Network Ltd.	100,176
122,000	LH GROUP Ltd.(c)	12,926
613,374	Luk Fook Holdings International Ltd.	1,470,479
5,724,000	Nine Dragons Paper Holdings Ltd.(a)	2,528,907
5,272,301	Pacific Basin Shipping Ltd.	1,825,575
1,138,208	PC Partner Group Ltd.	412,754
5,553,880	PCCW Ltd.	2,776,909
74,000	Perfect Medical Health Management Ltd.	22,923
732,496	Prosperity REIT	116,510
1,269,477	Shun Tak Holdings Ltd.(a)	125,736
1,310,326	Singamas Container Holdings Ltd.	91,700
358,000	SITC International Holdings Co. Ltd.	776,357
200,000	SOCAM Development Ltd.(a)	13,508
273,500	Stella International Holdings Ltd.	498,545
299,000	Sunlight Real Estate Investment Trust REIT	64,215
155,500	Swire Pacific Ltd. - A Shares	1,316,884
1,098,612	Tai Hing Group Holdings Ltd.(c)	124,598
1,397	Tang Palace China Holdings Ltd.	66
7,274,000	United Laboratories International Holdings Ltd. (The)	8,577,828
56,737	VSTECS Holdings Ltd.	36,129
123,000	VTech Holdings Ltd.	710,965
123,676	Wai Kee Holdings Ltd.(a)	14,326
1,439,700	WH Group Ltd.(b)(c)	1,046,432
122,000	Xinyi Glass Holdings Ltd.	130,370
270,000	Yue Yuen Industrial Holdings Ltd.	478,050
		52,005,231
ICELAND — 0.1%
913,879	Embla Medical HF(a)	3,800,969
INDIA — 0.7%
4,782,665	Bank of India	8,855,664
2,184,369	Indus Towers Ltd.(a)	9,244,838
458,760	Lupin Ltd.	9,033,003
485,030	PB Fintech Ltd.(a)	7,346,066
719,909	Sun TV Network Ltd.	5,646,542

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
INDIA (continued)
5,849,566	TV18 Broadcast Ltd.(a)	$3,231,520
290,566	WNS Holdings Ltd.(a)	12,177,621
1,197,601	Zee Entertainment Enterprises Ltd.(a)	2,104,795
		57,640,049
INDONESIA — 0.1%
35,325,900	Perusahaan Gas Negara Tbk PT	3,190,022
10,058,889	Semen Indonesia Persero Tbk PT	2,885,354
		6,075,376
IRELAND — 0.2%
39,547	AerCap Holdings NV(a)	3,341,326
277,034	Alkermes Plc(a)	6,798,414
480,950	Cairn Homes Plc	812,248
33,201	COSMO Pharmaceuticals NV	2,606,358
397,071	Greencore Group Plc(a)	649,541
		14,207,887
ISRAEL — 2.4%
41,715	Ackerstein Group Ltd.	66,171
32	Afcon Holdings Ltd.(a)	806
97,239	Alarum Technologies Ltd.(a)	282,121
3,384	Ashdod Refinery Ltd.	76,168
130,982	B Communications Ltd.(a)	458,817
246,330	Bank Leumi Le-Israel BM	1,919,432
605,180	Bezeq The Israeli Telecommunication Corp. Ltd.	749,901
56,850	Brainsway Ltd.(a)	153,641
12,025	Camtek Ltd.	978,527
101,715	CyberArk Software Ltd.(a)	24,335,314
29,014	Danya Cebus Ltd.	665,260
5,300	Delek Group Ltd.	622,553
20,766	Delta Galil Ltd.	923,910
1,125,546	El Al Israel Airlines(a)	1,573,713
52,530	FIBI Holdings Ltd.	2,187,791
349,790	First International Bank of Israel Ltd. (The)	13,884,230
1,336	FMS Enterprises Migun Ltd.	55,528
34,940	Formula Systems 1985 Ltd.	2,543,328
5,988	Fox Wizel Ltd.	475,449
5,646	Gav-Yam Lands Corp. Ltd.	40,140
2,451	Hiper Global Ltd.	11,738
13,688	Israel Corp. Ltd.	3,261,961
6,291,203	Isramco Negev 2 LP	2,795,040
465	Isras Investment Co. Ltd.	88,736
217,334	JFrog Ltd.(a)	8,667,280
496,552	Kornit Digital Ltd.(a)	7,651,866
54,385	Max Stock Ltd.	124,794
3,071	Meitav Investment House Ltd.	13,705
75,853	Menora Mivtachim Holdings Ltd.	1,828,309
337	Naphtha Israel Petroleum Corp. Ltd.(a)	1,747
224,812	Next Vision Stabilized Systems Ltd.	3,003,217
365,610	Nice Ltd. - ADR(a)	81,717,491
Shares		Value
ISRAEL (continued)
3,850	Nova Ltd.(a)	$651,539
13,512,296	Oil Refineries Ltd.	3,914,956
51,505	One Software Technologies Ltd.	713,575
6,011	Paz Oil Co. Ltd.	598,865
338,660	Plus500 Ltd.	9,160,657
1,356	Qualitau Ltd.	46,291
312,100	Radware Ltd.(a)	5,159,013
38,873	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,211,920
64,779	Retailors Ltd.	1,423,087
178,015	Sella Capital Real Estate Ltd. REIT	359,230
1,236,781	Tel Aviv Stock Exchange Ltd.	8,185,807
210	Tower Semiconductor Ltd.(a)	6,796
		193,590,420
ITALY — 1.9%
6,819,588	A2A SpA	13,449,275
1,490	ACEA SpA	25,846
215,355	Anima Holding SpA(b)(c)	1,009,014
166,683	Arnoldo Mondadori Editore SpA	398,311
9,078	Avio SpA(c)	109,611
28,637	Azimut Holding SpA	754,655
4,150	Banca Generali SpA	162,539
145,193	Banca IFIS SpA	3,234,725
797,674	Banca Mediolanum SpA	8,632,088
1,780,446	Banca Monte dei Paschi di Siena SpA(a)	8,587,582
288,547	Banca Popolare di Sondrio SPA	2,410,741
111,700	Banco BPM SpA	733,382
283,780	BFF Bank SpA(b)(c)	3,641,642
11,852	Biesse SpA	153,837
2,914,976	BPER Banca SpA	15,138,051
348,365	Buzzi SpA	12,551,699
124,861	Cairo Communication SpA	287,153
4,091	Cembre SpA	193,728
70,658	Cementir Holding NV	748,154
281,051	CIR SpA-Compagnie Industriali(a)	166,922
145,735	Credito Emiliano SpA	1,539,470
6,429	Danieli & C Officine Meccaniche SpA	221,902
55,048	Danieli & C Officine Meccaniche SpA - RSP	1,413,109
29,882	Datalogic SpA	181,074
596,570	Davide Campari-Milano NV	5,982,884
117,709	De’ Longhi SpA	3,859,970
7,300	DiaSorin SpA	737,280
7,736	El.En. SpA	97,234
508,670	Ermenegildo Zegna NV	6,256,641
70,133	Fiera Milano SpA	269,845
16,655	Fila SpA	156,486
3,563	Fine Foods & Pharmaceuticals NTM	32,858
2,292,661	Hera SpA	8,277,610
1,852,709	Iren SpA	3,724,354
18,066	Italian Sea Group SpA (The)	184,524
21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
ITALY (continued)
653,721	Iveco Group NV	$8,196,826
1,063,831	Maire Tecnimont SpA	8,810,303
82,066	MFE-MediaForEurope NV - Class A	240,939
41,072	Moncler SpA	2,796,270
13,930	Orsero SpA	216,997
58,426	Rizzoli Corriere Della Sera Mediagroup SpA	50,930
2,443,392	Saipem SpA(a)	5,606,924
1,058	Salcef Group SpA	29,146
172,985	Salvatore Ferragamo SpA	1,716,511
28,854	Sanlorenzo SpA	1,263,648
345,500	Saras SpA	648,790
47,025	Sogefi SpA(a)	144,112
27,461	SOL SpA	1,056,388
196,815	Stevanato Group SpA	5,518,693
1,226,278	Unipol Gruppo SpA	10,993,222
311,037	Webuild SpA	780,717
		153,394,612
JAPAN — 9.7%
65,200	77 Bank Ltd. (The)	1,843,224
4,500	A&A Material Corp.	36,301
37,300	A&D HOLON Holdings Co. Ltd.	647,790
374,290	ABC-Mart, Inc.	7,455,215
4,400	Abist Co. Ltd.	89,871
158,700	Adastria Co. Ltd.	3,455,585
48,400	ADEKA Corp.	1,005,787
8,900	Ad-sol Nissin Corp.	92,288
7,900	Advanced Media, Inc.	81,090
38,440	Advantest Corp.	1,203,198
21,700	Adways, Inc.	61,918
43,500	Aeon Delight Co. Ltd.	1,028,873
363,300	AEON Financial Service Co. Ltd.	3,024,175
990	AEON REIT Investment Corp.	865,778
70,100	Ai Holdings Corp.	1,078,179
12,600	Aica Kogyo Co. Ltd.	292,058
8,700	Aichi Corp.	58,491
20,600	Aichi Steel Corp.	451,813
1,400	Aichi Tokei Denki Co. Ltd.	21,163
20,000	Ain Holdings, Inc.	756,930
6,600	Aiphone Co. Ltd.	125,595
124,300	Aisan Industry Co. Ltd.	1,161,111
16,500	AIT Corp.	187,178
57,000	Akatsuki, Inc.	831,726
20,200	Akita Bank Ltd. (The)	266,645
184,100	Alfresa Holdings Corp.	2,728,267
10,700	Alpha Systems, Inc.	215,544
12,300	AlphaPolis Co. Ltd.(a)	149,818
9,000	Alps Logistics Co. Ltd.	182,664
111,892	Altech Corp.	1,948,912
22,100	Amada Co. Ltd.	241,378
19,100	Amano Corp.	459,379
8,300	Amiyaki Tei Co. Ltd.	332,577
Shares		Value
JAPAN (continued)
700	Anabuki Kosan, Inc.	$9,656
77,500	Anest Iwata Corp.	661,343
71,300	Anicom Holdings, Inc.	268,566
53,900	Anritsu Corp.	410,941
2,900	AOI Electronics Co. Ltd.	43,475
85,300	AOKI Holdings, Inc.	600,927
12,900	Aoyama Trading Co. Ltd.	132,499
16,100	Aoyama Zaisan Networks Co. Ltd.	142,949
98,200	ARE Holdings, Inc.	1,269,293
3,100	Argo Graphics, Inc.	79,527
30,200	Artiza Networks, Inc.	124,769
14,500	Artner Co. Ltd.	199,736
81,400	As One Corp.	1,341,087
8,200	Asahi Co. Ltd.	74,359
165,800	Asahi Diamond Industrial Co. Ltd.	965,257
21,300	Asahi Net, Inc.	86,184
22,300	ASAHI YUKIZAI CORP.	696,270
3,700	Ashimori Industry Co. Ltd.	57,522
59,100	Asia Pile Holdings Corp.	315,763
7,600	ASKA Pharmaceutical Holdings Co. Ltd.	112,128
198,270	ASKUL Corp.	2,994,331
21,304	Ateam, Inc.	84,302
57,800	Atrae, Inc.(a)	159,536
7,700	Aucnet, Inc.	126,727
74,096	Avant Group Corp.	603,618
105,800	Avex, Inc.	871,063
21,500	Awa Bank Ltd. (The)	366,319
11,200	Axell Corp.	119,583
71,200	Axial Retailing, Inc.	475,857
499,500	Azbil Corp.	13,951,035
35,200	Bando Chemical Industries Ltd.	398,403
10,700	Bank of Iwate Ltd. (The)	166,647
13,900	Bank of Saga Ltd. (The)	193,117
5,300	Bank of the Ryukyus Ltd.	39,610
4,500	baudroie, Inc.(a)	96,035
1,900	Beauty Garage, Inc.	23,412
339,700	BIPROGY, Inc.	9,882,354
26,300	B-Lot Co. Ltd.	168,809
85,200	BML, Inc.	1,573,720
301,700	Bunka Shutter Co. Ltd.	3,251,641
11,000	Business Brain Showa-Ota, Inc.	141,728
7,600	Business Engineering Corp.	169,938
1,700	Canare Electric Co. Ltd.	17,069
4,700	Career Design Center Co. Ltd.	53,952
19,500	Carlit Holdings Co. Ltd.	141,894
800	Celm, Inc.	3,225
4,500	Celsys, Inc.	23,675
5,300	Central Automotive Products Ltd.	194,007
60,000	Central Glass Co. Ltd.	1,065,495
30,152	Central Security Patrols Co. Ltd.	511,862
142,900	Chiba Kogyo Bank Ltd. (The)	982,270
2,700	Chino Corp.	48,539

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
12,000	Chiyoda Co. Ltd.	$66,984
227,500	Chiyoda Corp.(a)	627,325
2,500	Chiyoda Integre Co. Ltd.	44,192
3,500	Chofu Seisakusho Co. Ltd.	50,599
1,300	Chori Co. Ltd.	29,007
2,100	Choushimaru Co. Ltd.	26,318
6,200	Chuetsu Pulp & Paper Co. Ltd.	66,823
71,700	Chugoku Marine Paints Ltd.	938,361
645,280	CKD Corp.	12,059,653
5,200	Cleanup Corp.	24,774
40,500	Coca-Cola Bottlers Japan Holdings, Inc.	567,022
155,500	COLOPL, Inc.	600,989
320	Comforia Residential REIT, Inc.	692,718
219,600	Computer Engineering & Consulting Ltd.	2,527,544
7,700	COMSYS Holdings Corp.	180,238
32,800	Comture Corp.	401,690
27,600	Copro-Holdings Co. Ltd.	275,292
1,800	Core Corp.	22,102
21,000	Cosel Co. Ltd.	195,746
8,100	Cosmos Initia Co. Ltd.	44,322
6,150	Cosmos Pharmaceutical Corp.	565,764
217,535	Credit Saison Co. Ltd.	4,015,513
51,100	Creek & River Co. Ltd.	536,444
63,000	Cresco Ltd.	800,203
5,900	CTI Engineering Co. Ltd.	179,358
19,400	CTS Co. Ltd.	90,902
2,800	Cube System, Inc.	19,628
13,000	Cyber Security Cloud, Inc.(a)	220,072
150,200	CyberAgent, Inc.	935,831
39,000	Cybozu, Inc.	394,749
60,700	Daicel Corp.	563,787
8,900	Daiei Kankyo Co. Ltd.	148,742
25,300	Daihatsu Diesel Manufacturing Co. Ltd.	250,415
25,700	Daihen Corp.	1,562,236
5,900	Dai-Ichi Cutter Kogyo KK	56,932
10,000	Daiichi Jitsugyo Co. Ltd.	131,293
17,100	Daiichikosho Co. Ltd.	199,598
51,100	Daiken Medical Co. Ltd.	178,551
158,759	Daikokutenbussan Co. Ltd.	8,117,440
7,200	Daikyonishikawa Corp.	33,058
4,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	72,991
10,500	Daiseki Co. Ltd.	199,552
7,200	Daishinku Corp.	38,597
22,400	Daisue Construction Co. Ltd.	228,666
38,610	Daito Pharmaceutical Co. Ltd.	616,447
29,900	Daitron Co. Ltd.	638,452
475	Daiwa House REIT Investment Corp.	797,894
2,500	Daiwa Industries Ltd.	25,400
99,400	Daiwa Securities Group, Inc.	730,497
Shares		Value
JAPAN (continued)
42,400	Daiwabo Holdings Co. Ltd.	$736,491
235,000	Dear Life Co. Ltd.	1,527,724
24,500	Denka Co. Ltd.	363,029
3,100	Densan System Holdings Co. Ltd.	54,531
45,500	Dentsu Soken, Inc.	1,507,326
6,300	Denyo Co. Ltd.	94,701
23,400	Dexerials Corp.	876,485
13,200	Digital Arts, Inc.	353,991
6,100	Digital Hearts Holdings Co. Ltd.	37,143
20,100	Digital Holdings, Inc.	138,753
69,300	dip Corp.	1,171,182
23,810	Disco Corp.	6,782,178
403,000	DMG Mori Co. Ltd.	10,773,214
117,700	Doshisha Co. Ltd.	1,622,329
4,900	Double Standard, Inc.	55,235
26,100	Dowa Holdings Co. Ltd.	977,367
58,000	Duskin Co. Ltd.	1,205,699
1,200	Ebara Jitsugyo Co. Ltd.	25,685
5,000	Ebase Co. Ltd.	21,391
1,500	Eco’s Co. Ltd.	22,307
16,900	eGuarantee, Inc.	184,708
3,000	E-Guardian, Inc.	26,313
27,900	Ehime Bank Ltd. (The)	208,051
162,000	Eiken Chemical Co. Ltd.	2,060,100
9,900	Eizo Corp.	318,104
153,400	Elecom Co. Ltd.	1,451,705
11,900	Elematec Corp.	145,229
282,550	en Japan, Inc.	4,697,385
2,900	Endo Lighting Corp.	26,241
40,600	Enigmo, Inc.	88,349
3,500	Entrust, Inc.	18,394
10,000	ERI Holdings Co. Ltd.	142,955
4,300	eSOL Co. Ltd.	22,922
3,700	Eternal Hospitality Group Co. Ltd.	94,213
44,100	Exedy Corp.	807,415
201,800	EXEO Group, Inc.	2,199,468
7,200	FALCO HOLDINGS Co. Ltd.	101,526
275,100	FAN Communications, Inc.	706,088
24,300	Fancl Corp.	283,815
12,100	Fast Fitness Japan, Inc.	81,342
85,000	FCC Co. Ltd.	1,209,452
15,000	Feed One Co. Ltd.	97,866
98,105	Ferrotec Holdings Corp.	1,862,676
11,600	Fibergate, Inc.	81,974
61,800	Financial Partners Group Co. Ltd.	866,059
4,200	First Brothers Co. Ltd.	33,661
12,800	FJ Next Holdings Co. Ltd.	110,641
1,400	FLECT Co. Ltd.(a)	24,125
29,100	Food & Life Cos. Ltd.	550,014
73,200	Forum Engineering, Inc.	436,885
58,100	Foster Electric Co. Ltd.	460,328
67,527	Freee KK(a)	1,181,928

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
470	Frontier Real Estate Investment Corp. REIT	$1,366,335
32,000	Fudo Tetra Corp.	474,103
48,200	Fuji Corp.	808,574
31,400	Fuji Corp.	364,721
25,600	Fuji Media Holdings, Inc.	304,267
41,200	Fuji Oil Co. Ltd.	125,331
13,000	Fuji Seal International, Inc.	167,042
15,600	Fuji Soft, Inc.	610,487
60,600	Fujikura Ltd.	1,041,370
91,500	Fujimi, Inc.	1,984,611
15,800	Fujimori Kogyo Co. Ltd.	427,538
30,300	Fujisash Co. Ltd.	17,472
35,000	Fujitec Co. Ltd.	863,225
700	Fukuda Corp.	24,316
7,400	Fukuda Denshi Co. Ltd.	306,849
74,753	Fukui Computer Holdings, Inc.	1,164,853
5,100	Fukushima Galilei Co. Ltd.	203,922
13,200	Fukuyama Transporting Co. Ltd.	318,950
163,600	FULLCAST Holdings Co. Ltd.	1,568,198
11,400	Funai Soken Holdings, Inc.	172,472
93,200	Furukawa Electric Co. Ltd.	1,995,494
94,300	Furuno Electric Co. Ltd.	1,253,151
79,683	Furyu Corp.	607,065
4,400	Fuso Pharmaceutical Industries Ltd.	62,386
2,800	Futaba Corp.	8,233
205,300	Futaba Industrial Co. Ltd.	1,203,975
142,000	Future Corp.	1,432,548
9,900	Fuyo General Lease Co. Ltd.	849,020
92,000	Gakken Holdings Co. Ltd.	534,711
44,100	Gakujo Co. Ltd.	486,700
1,700	Gamecard-Joyco Holdings, Inc.	24,599
12,200	Gecoss Corp.	79,750
5,600	Genki Sushi Co. Ltd.	105,182
8,600	Global Link Management KK	148,209
127,500	Glory Ltd.	2,297,329
55,600	GMO Financial Gate, Inc.	2,473,749
3,700	GMO GlobalSign Holdings KK	62,983
144,200	GMO Payment Gateway, Inc.	6,595,875
4,400	Gree, Inc.	12,991
15,800	Greens Co. Ltd.	222,948
10,500	GS Yuasa Corp.	198,108
2,200	G-Tekt Corp.	30,016
370,980	GungHo Online Entertainment, Inc.	5,453,970
33,100	Gunze Ltd.	1,121,901
69,300	H.U. Group Holdings, Inc.	1,053,440
2,500	Hagihara Industries, Inc.	24,702
27,300	Hakuhodo DY Holdings, Inc.	253,925
12,400	Hamakyorex Co. Ltd.	305,700
73,085	Hamamatsu Photonics KK	2,677,957
61,400	Hanwa Co. Ltd.	2,362,451
29,100	Happinet Corp.	563,615
136,500	Harmonic Drive Systems, Inc.	3,409,057
Shares		Value
JAPAN (continued)
65,900	Heiwa Corp.	$825,530
31,900	Hennge KK(a)	206,615
9,700	Hioki EE Corp.	386,813
16,800	HIS Co. Ltd.(a)	186,670
80,900	Hisamitsu Pharmaceutical Co., Inc.	1,962,766
17,411	Hito Communications Holdings, Inc.	110,751
36,100	Hochiki Corp.	554,702
2,900	Hodogaya Chemical Co. Ltd.	85,500
14,300	Hokkaido Gas Co. Ltd.	278,905
2,400	Hokkan Holdings Ltd.	27,493
51,500	Hokuhoku Financial Group, Inc.	631,748
83,500	Horiba Ltd.	8,101,097
7,900	Hosokawa Micron Corp.	220,813
20,700	Hotland Co. Ltd.	283,825
30,900	Hyakugo Bank Ltd. (The)	127,079
46,800	Hyakujushi Bank Ltd. (The)	857,380
49,800	IBJ, Inc.	171,444
1,800	Ichiken Co. Ltd.	27,352
32,300	Ichikoh Industries Ltd.	109,316
2,500	Ichinen Holdings Co. Ltd.	27,463
2,200	ID Holdings Corp.	20,339
12,600	Idec Corp.	222,405
235,575	Idemitsu Kosan Co. Ltd.	1,596,049
12,100	IDOM, Inc.	107,303
12,200	I’ll, Inc.	208,594
13,000	IMAGICA GROUP, Inc.	49,849
13,300	Imperial Hotel Ltd.	80,509
1,100	Inaba Denki Sangyo Co. Ltd.	25,664
1,400	Inaba Seisakusho Co. Ltd.	15,961
3,000	I-Net Corp.	38,564
1,201,911	Infomart Corp.	2,806,050
106,045	Inpex Corp.	1,588,533
5,400	Insource Co. Ltd.	26,238
8,100	Integrated Design & Engineering Holdings Co. Ltd.	240,317
345,800	Internet Initiative Japan, Inc.	5,850,583
40,500	I-PEX, Inc.	455,256
17,000	ISB Corp.	138,517
6,800	Isetan Mitsukoshi Holdings Ltd.	95,507
1,500	Ishizuka Glass Co. Ltd.	25,770
142,530	Isuzu Motors Ltd.	1,806,262
75,500	Itfor, Inc.	654,273
1,900	Itochu-Shokuhin Co. Ltd.	89,856
134,700	Itoki Corp.	1,609,155
5,700	Iwaki Co. Ltd.	91,929
3,600	Iyogin Holdings, Inc.	27,475
66,500	Izumi Co. Ltd.	1,544,960
61,400	J Trust Co. Ltd.	174,719
371,200	JAC Recruitment Co. Ltd.	1,788,701
158,760	JAFCO Group Co. Ltd.	1,791,703
107,300	Japan Aviation Electronics Industry Ltd.	1,723,788
7,100	Japan Electronic Materials Corp.	115,254

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
233,600	Japan Elevator Service Holdings Co. Ltd.	$3,630,286
1,060	Japan Excellent, Inc. REIT	865,909
29,200	Japan Exchange Group, Inc.	683,879
187,900	Japan Lifeline Co. Ltd.	1,379,132
18,000	Japan Medical Dynamic Marketing, Inc.	76,833
1,490	Japan Metropolitan Fund Invest REIT	899,556
72,000	Japan Post Insurance Co. Ltd.	1,351,734
96,800	Japan System Techniques Co. Ltd.	1,029,789
42,091	JBCC Holdings, Inc.	890,110
39,400	JCR Pharmaceuticals Co. Ltd.	202,536
3,400	JCU Corp.	81,173
126,500	Jeol Ltd.	5,011,852
41,300	JFE Holdings, Inc.	616,432
900	JFE Systems, Inc.	21,073
295,100	JGC Holdings Corp.	2,844,519
6,200	JINS Holdings, Inc.	130,255
3,200	JK Holdings Co. Ltd.	21,696
5,700	J-Oil Mills, Inc.	71,455
21,600	Joshin Denki Co. Ltd.	348,431
27,500	JSB Co. Ltd.	509,986
17,400	JSP Corp.	256,706
122,800	JTEKT Corp.	950,570
20,100	Juroku Financial Group, Inc.	603,703
83,100	Justsystems Corp.	1,447,486
58,400	JVCKenwood Corp.	296,873
5,400	K&O Energy Group, Inc.	116,503
5,100	Kaga Electronics Co. Ltd.	200,909
56,300	Kajima Corp.	1,078,544
171,100	Kakaku.com, Inc.	1,968,087
12,600	Kamei Corp.	162,251
128,700	Kamigumi Co. Ltd.	2,779,352
12,000	Kanaden Corp.	118,445
217,900	Kanamoto Co. Ltd.	3,664,860
17,100	Kaneka Corp.	442,925
107,200	Kanematsu Corp.	1,743,053
1,800	Kanro, Inc.	25,825
99,500	Kansai Paint Co. Ltd.	1,295,309
1,600	Kaonavi, Inc.(a)	14,684
2,800	Katakura Industries Co. Ltd.	34,244
46,100	Katitas Co. Ltd.	555,407
1,900	Kato Sangyo Co. Ltd.	55,100
2,800	Kato Works Co. Ltd.	24,566
17,400	Kawada Technologies, Inc.	331,246
200	Kawai Musical Instruments Manufacturing Co. Ltd.	4,746
151,500	Kawasaki Kisen Kaisha Ltd.	2,134,618
1,660	KDX Realty Investment Corp. REIT	1,637,320
41,600	Keihanshin Building Co. Ltd.	417,010
11,100	Keiyo Bank Ltd. (The)	54,574
11,800	Kenko Mayonnaise Co. Ltd.	168,682
43,400	Kewpie Corp.	875,558
Shares		Value
JAPAN (continued)
2,300	KFC Holdings Japan Ltd.	$74,598
31,500	KH Neochem Co. Ltd.	483,675
800	Kimoto Co. Ltd.	1,073
800	Kimura Kohki Co. Ltd.	25,574
9,400	Kimura Unity Co. Ltd.	109,291
59,400	Kinden Corp.	1,133,419
57,200	Kissei Pharmaceutical Co. Ltd.	1,310,676
2,700	Kitagawa Corp.	26,329
1,800	Kita-Nippon Bank Ltd. (The)	28,553
100,650	Kitz Corp.	856,708
45,500	KNT-CT Holdings Co. Ltd.(a)	364,534
5,100	Koatsu Gas Kogyo Co. Ltd.	27,981
17,600	Kobayashi Pharmaceutical Co. Ltd.	623,919
124,600	Kobe Steel Ltd.	1,520,811
70,600	Koei Tecmo Holdings Co. Ltd.	656,677
2,100	Koike Sanso Kogyo Co. Ltd.	91,190
14,800	Kokuyo Co. Ltd.	252,846
10,800	Komatsu Wall Industry Co. Ltd.	218,426
43,500	Komeri Co. Ltd.	1,054,704
100,700	Komori Corp.	786,604
6,500	Kondotec, Inc.	52,633
737,600	Konica Minolta, Inc.	2,452,621
26,800	Konishi Co. Ltd.	227,598
37,400	Konoike Transport Co. Ltd.	542,234
11,100	Koshidaka Holdings Co. Ltd.	60,725
9,500	KRS Corp.	70,399
67,900	K’s Holdings Corp.	651,788
800	Kura Sushi, Inc.	24,832
31,000	Kurabo Industries Ltd.	729,467
2,500	Kurimoto Ltd.	66,508
8,200	Kuriyama Holdings Corp.	72,317
6,800	Kyodo Printing Co. Ltd.	141,502
1,500	Kyoei Steel Ltd.	21,354
22,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	370,225
23,500	Kyokuto Securities Co. Ltd.	234,522
261,900	Kyushu Electric Power Co., Inc.	2,429,617
8,700	Kyushu Leasing Service Co. Ltd.	70,710
6,600	LAC Co. Ltd.	33,873
9,800	Lacto Japan Co. Ltd.	161,832
4,950	Lasertec Corp.	1,067,742
96,000	Leopalace21 Corp.	317,730
21,500	Life Corp.	537,097
82,200	LIFENET INSURANCE Co.(a)	725,809
228,500	LIFULL Co. Ltd.	239,159
10,300	Link And Motivation, Inc.	32,637
5,500	Lintec Corp.	109,648
118,300	Lixil Corp.	1,270,627
6,200	Loadstar Capital KK	133,379
4,700	Look Holdings, Inc.	89,019
81,000	M&A Capital Partners Co. Ltd.	1,093,539
96,853	M3, Inc.	1,024,529
105,700	Mabuchi Motor Co. Ltd.	1,637,069
1,600	Makino Milling Machine Co. Ltd.	64,180

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
34,900	Mandom Corp.	$287,938
66,839	Mani, Inc.	774,332
25,800	MarkLines Co. Ltd.	486,972
1,200	Maruchiyo Yamaokaya Corp.	27,970
11,300	Maruwa Co. Ltd.	2,381,225
22,000	Maruzen Showa Unyu Co. Ltd.	658,194
210,700	Marvelous, Inc.	901,475
51,100	Matching Service Japan Co. Ltd.	392,973
217,600	MatsukiyoCocokara & Co.	3,085,728
2,300	Matsuoka Corp.	21,602
1,600	Matsuyafoods Holdings Co. Ltd.	56,790
54,300	Max Co. Ltd.	1,211,687
69,400	Maxell Ltd.	684,719
40,900	MCJ Co. Ltd.	357,039
10,300	Media Do Co. Ltd.	88,452
7,700	Medical System Network Co. Ltd.	30,860
95,000	Medipal Holdings Corp.	1,489,890
59,900	Megachips Corp.	1,388,767
24,500	Megmilk Snow Brand Co. Ltd.	395,670
100,700	Meidensha Corp.	2,231,405
2,400	Meiji Electric Industries Co. Ltd.	24,896
6,300	Meisei Industrial Co. Ltd.	53,553
285,700	MEITEC Group Holdings, Inc.	5,328,309
26,700	Meiwa Corp.	113,237
24,200	Melco Holdings, Inc.	526,052
67,900	Menicon Co. Ltd.	655,142
251,000	Micronics Japan Co. Ltd.	10,339,589
24,100	Milbon Co. Ltd.	473,713
18,000	Mimaki Engineering Co. Ltd.	140,323
30,300	Mimasu Semiconductor Industry Co. Ltd.	698,888
156,300	Mirait one Corp.	1,908,424
429,300	Mirarth Holdings, Inc.	1,316,335
27,600	Miroku Jyoho Service Co. Ltd.	296,881
33,800	MISUMI Group, Inc.	553,564
8,300	Mitani Sangyo Co. Ltd.	19,121
179,200	Mito Securities Co. Ltd.	604,702
62,000	Mitsuba Corp.	569,264
10,300	Mitsubishi Kakoki Kaisha Ltd.	253,604
37,800	Mitsubishi Logisnext Co. Ltd.	372,807
81,500	Mitsubishi Logistics Corp.	2,703,861
56,000	Mitsubishi Materials Corp.	1,094,385
638,600	Mitsubishi Motors Corp.	2,023,621
7,300	Mitsubishi Pencil Co. Ltd.	111,358
24,800	Mitsubishi Research Institute, Inc.	771,030
24,200	Mitsubishi Shokuhin Co. Ltd.	858,092
27,000	Mitsuboshi Belting Ltd.	828,109
26,100	Mitsui Mining & Smelting Co. Ltd.	818,415
164,850	Mitsui OSK Lines Ltd.	5,232,271
20,500	Mitsui-Soko Holdings Co. Ltd.	604,685
158,200	Miura Co. Ltd.	2,489,002
145,400	Mixi, Inc.	2,219,072
3,500	Miyaji Engineering Group, Inc.	88,491
Shares		Value
JAPAN (continued)
100,450	Mizuno Corp.	$4,875,214
15,900	Mochida Pharmaceutical Co. Ltd.	320,752
6,200	Modec, Inc.	122,322
248,000	Monex Group, Inc.	1,281,389
162,700	Money Forward, Inc.(a)	5,665,437
2,900	MORESCO Corp.	23,826
34,900	Morinaga & Co. Ltd.	564,010
483,986	Morinaga Milk Industry Co. Ltd.	9,483,899
17,500	Moriroku Holdings Co. Ltd.	300,300
16,500	Morita Holdings Corp.	194,243
27,300	Morito Co. Ltd.	266,877
8,800	Mory Industries, Inc.	366,501
49,480	Mugen Estate Co. Ltd.	435,192
3,400	m-up Holdings, Inc.	22,463
1,300	Murakami Corp.	38,579
12,300	Musashino Bank Ltd. (The)	240,850
8,500	Nachi-Fujikoshi Corp.	183,736
93,300	Nagase & Co. Ltd.	1,614,122
83,500	Nakanishi, Inc.	1,282,720
2,600	Nanto Bank Ltd. (The)	49,971
3,400	Nanyo Corp.	27,043
68,100	NEC Corp.	4,930,576
2,200	NEC Networks & System Integration Corp.	36,546
6,400	Needs Well, Inc.	33,919
3,000	NEOJAPAN, Inc.	28,389
246,200	NET One Systems Co. Ltd.	4,119,574
24,900	Nextage Co. Ltd.	437,164
29,500	Nichias Corp.	808,587
16,900	Nichiban Co. Ltd.	204,536
4,500	Nichiha Corp.	104,927
4,300	Nichirin Co. Ltd.	107,386
7,800	Nifco, Inc.	188,553
15,800	Nihon Chouzai Co. Ltd.	154,186
20,300	Nihon Falcom Corp.	152,331
3,700	Nihon Flush Co. Ltd.	21,391
74,400	Nihon Kohden Corp.	2,022,821
379,800	Nihon M&A Center Holdings, Inc.	2,078,771
14,600	Nihon Trim Co. Ltd.	329,682
45,200	Nikkon Holdings Co. Ltd.	887,191
120	Nippon Accommodations Fund, Inc. REIT	499,742
8,100	Nippon Air Conditioning Services Co. Ltd.	46,335
5,600	Nippon Aqua Co. Ltd.	34,102
380	Nippon Building Fund, Inc. REIT	1,451,902
7,800	Nippon Carbide Industries Co., Inc.	89,052
1,500	Nippon Ceramic Co. Ltd.	25,671
3,100	Nippon Chemical Industrial Co. Ltd.	47,458
1,300	Nippon Dry-Chemical Co. Ltd.	21,831
23,500	Nippon Express Holdings, Inc.	1,202,220
238,422	Nippon Gas Co. Ltd.	3,888,475

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
4,200	Nippon Light Metal Holdings Co. Ltd.	$49,837
6,300	Nippon Rietec Co. Ltd.	52,497
30,000	Nippon Seiki Co. Ltd.	272,801
17,000	Nippon Sheet Glass Co. Ltd.(a)	56,668
41,500	Nippon Shinyaku Co. Ltd.	1,148,317
22,400	Nippon Shokubai Co. Ltd.	212,914
147,205	Nippon Steel Corp.	3,300,178
48,500	Nippon Television Holdings, Inc.	707,974
62,300	Nippon Thompson Co. Ltd.	258,162
22,600	Nippon Yusen KK	641,625
75,100	Nipro Corp.	607,626
2,600	Nishikawa Rubber Co. Ltd.	32,755
51,500	Nishimatsuya Chain Co. Ltd.	714,161
2,900	Nishi-Nippon Financial Holdings, Inc.	36,663
21,900	Nishio Holdings Co. Ltd.	559,584
12,000	Nissan Tokyo Sales Holdings Co. Ltd.	42,089
9,900	Nissei ASB Machine Co. Ltd.	325,437
10,600	Nisshin Oillio Group Ltd. (The)	340,521
449,100	Nisshinbo Holdings, Inc.	3,404,634
22,400	Nissin Corp.	443,188
65,900	Nisso Holdings Co. Ltd.	346,148
7,400	Nitta Corp.	190,933
149,200	Nitto Kogyo Corp.	4,002,001
4,500	Nitto Kohki Co. Ltd.	69,548
45,400	Nitto Seiko Co. Ltd.	177,288
61,900	Nittoc Construction Co. Ltd.	447,180
2,600	Noda Corp.	18,383
599,651	NOF Corp.	8,044,877
14,600	Noritake Co. Ltd.	383,272
70,400	Noritz Corp.	795,001
13,100	NPR-RIKEN CORP.	241,022
37,500	NS Solutions Corp.	1,221,436
274,822	NSD Co. Ltd.	5,371,665
2,061	NSW, Inc.	38,927
874,900	NTN Corp.	1,736,262
1,210	NTT UD REIT Investment Corp.	927,662
33,900	OBIC Business Consultants Co. Ltd.	1,385,232
24,300	Oenon Holdings, Inc.	54,962
21,000	Ogaki Kyoritsu Bank Ltd. (The)	300,785
15,100	Ohba Co. Ltd.	107,809
4,700	Ohsho Food Service Corp.	232,932
10,000	Oita Bank Ltd. (The)	185,676
55,400	Okabe Co. Ltd.	281,879
1,400	Okada Aiyon Corp.	26,758
4,300	Okamoto Industries, Inc.	134,885
152,700	Okamura Corp.	2,312,523
203,300	Oki Electric Industry Co. Ltd.	1,452,930
8,600	Okinawa Financial Group, Inc.	145,834
27,900	OKUMA Corp.	1,253,099
14,600	Okura Industrial Co. Ltd.	289,782
3,000	Onamba Co. Ltd.	24,368
24,500	Ono Pharmaceutical Co. Ltd.	352,883
Shares		Value
JAPAN (continued)
375,900	Onward Holdings Co. Ltd.	$1,446,943
55,900	Open Up Group, Inc.	708,132
30,700	Optim Corp.(a)	173,504
41,800	Optorun Co. Ltd.	513,506
12,900	Oracle Corp. Japan	968,075
36,800	Organo Corp.	1,688,176
3,600	Oricon, Inc.	18,810
121,200	Oriental Shiraishi Corp.	290,826
415	Orix JREIT, Inc. REIT	437,443
19,200	Oro Co. Ltd.	317,249
181,300	Osaki Electric Co. Ltd.	788,608
86,900	OSG Corp.	1,120,689
118,400	Otsuka Corp.	2,354,754
2,730	Oyo Corp.	42,431
1,200	Pack Corp. (The)	27,869
70,000	PAL GROUP Holdings Co. Ltd.	835,391
29,100	PALTAC Corp.	880,768
31,400	Pan Pacific International Holdings Corp.	737,461
7,200	PAPYLESS Co. Ltd.	41,429
39,200	Paramount Bed Holdings Co. Ltd.	667,910
10,300	Paris Miki Holdings, Inc.	26,152
7,400	Pasco Corp.	92,372
18,700	Pasona Group, Inc.	262,413
2,800	PCA Corp.	34,492
1,400	Pegasus Co. Ltd.	4,642
2,000	People Dreams & Technologies Group Co. Ltd.	21,747
273,745	PeptiDream, Inc.(a)	3,488,124
34,300	Pilot Corp.	918,031
19,500	Plus Alpha Consulting Co. Ltd.	248,043
51,600	Pola Orbis Holdings, Inc.	473,490
59,800	Pole To Win Holdings, Inc.	188,139
4,800	PR Times, Corp.(a)	55,113
129,000	Prestige International, Inc.	550,903
44,300	Pronexus, Inc.	322,399
86,452	Proto Corp.	765,573
17,500	QB Net Holdings Co. Ltd.	126,385
4,500	Quick Co. Ltd.	66,472
4,100	R&D Computer Co. Ltd.	20,337
6,500	Raito Kogyo Co. Ltd.	84,459
137,200	Rakus Co. Ltd.	1,386,828
116,200	Rakuten Group, Inc.(a)	558,858
2,500	Rasa Corp.	30,066
81,900	Raysum Co. Ltd.	1,886,159
156,200	Resorttrust, Inc.	2,585,167
16,548	Rheon Automatic Machinery Co. Ltd.	157,249
95,800	Riken Technos Corp.	612,573
42,000	Riken Vitamin Co. Ltd.	723,786
97,900	Rinnai Corp.	2,121,247
7,600	Rion Co. Ltd.	152,499
9,200	Riso Kagaku Corp.	171,733
2,900	Rix Corp.	82,420

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
465,040	Rohm Co. Ltd.	$6,684,882
552,700	Rohto Pharmaceutical Co. Ltd.	10,783,419
2,500	Rorze Corp.	433,438
95,500	Round One Corp.	419,505
452,600	Ryohin Keikaku Co. Ltd.	7,290,948
900	S&B Foods, Inc.	25,934
38,200	Sac’s Bar Holdings, Inc.	206,689
100	Saison Technology Co. Ltd.	1,186
30,200	Saizeriya Co. Ltd.	1,019,777
3,000	Sakai Heavy Industries Ltd.	119,544
38,500	Sakai Moving Service Co. Ltd.	677,707
27,800	Sakata INX Corp.	282,351
77,410	Sakata Seed Corp.	1,783,550
3,600	San Holdings, Inc.	24,730
5,300	San ju San Financial Group, Inc.	70,061
80,100	Sangetsu Corp.	1,702,826
33,800	Sanken Electric Co. Ltd.	1,459,263
4,300	Sanko Metal Industrial Co. Ltd.	127,821
519,925	Sankyo Co. Ltd.	5,647,434
41,800	Sankyo Tateyama, Inc.	214,539
53,600	Sankyu, Inc.	1,858,291
54,700	Sansan, Inc.(a)	502,351
4,100	Sansei Technologies, Inc.	32,089
56,500	Sansha Electric Manufacturing Co. Ltd.	547,000
539,400	Santen Pharmaceutical Co. Ltd.	5,210,112
258,000	Sanwa Holdings Corp.	4,213,368
6,100	Sanyo Chemical Industries Ltd.	159,516
6,400	Sanyo Denki Co. Ltd.	301,752
29,600	Sanyo Shokai Ltd.	523,251
113,800	Sato Holdings Corp.	1,576,904
8,700	Sato Shoji Corp.	97,052
38,140	Sawai Group Holdings Co. Ltd.	1,421,305
15,400	SB Technology Corp.	285,875
33,500	SBI Global Asset Management Co. Ltd.	137,965
51,200	Scroll Corp.	304,038
309,435	SCSK Corp.	5,625,281
102,800	Sega Sammy Holdings, Inc.	1,345,546
7,700	Seika Corp.	198,600
125,200	Seikagaku Corp.	591,097
66,200	Seiko Group Corp.	1,751,069
206,800	Seino Holdings Co. Ltd.	2,770,528
32,000	Sekisui Kasei Co. Ltd.	100,553
900	Semba Corp.	7,289
20,500	Senshu Ikeda Holdings, Inc.	52,186
19,200	SERAKU Co. Ltd.	129,235
29,100	Seria Co. Ltd.	493,280
705,100	SG Holdings Co. Ltd.	8,253,260
32,700	Shibaura Machine Co. Ltd.	732,034
2,300	Shibusawa Warehouse Co. Ltd. (The)	44,265
9,500	Shibuya Corp.	212,316
26,200	Shikoku Bank Ltd. (The)	188,638
Shares		Value
JAPAN (continued)
3,200	Shikoku Kasei Holdings Corp.	$36,049
77,500	Shimamura Co. Ltd.	3,820,507
3,100	Shimojima Co. Ltd.	24,842
6,600	Shin Nippon Air Technologies Co. Ltd.	166,937
45,000	Shinagawa Refractories Co. Ltd.	548,378
63,000	Shindengen Electric Manufacturing Co. Ltd.	1,180,230
11,600	Shin-Etsu Polymer Co. Ltd.	113,232
20,600	Shinmaywa Industries Ltd.	157,059
27,500	Shinnihon Corp.	276,032
22,900	Shinnihonseiyaku Co. Ltd.	248,683
202,300	Shiseido Co. Ltd.	5,415,219
31,300	Shizuoka Gas Co. Ltd.	191,521
30,400	Shoei Co. Ltd.	389,479
20,297	Shofu, Inc.	393,067
3,400	Sigma Koki Co. Ltd.	33,888
44,200	SIGMAXYZ Holdings, Inc.	439,805
3,100	Siix Corp.	31,959
134,700	Simplex Holdings, Inc.	2,176,148
73,500	Sinfonia Technology Co. Ltd.	1,559,720
70,400	Sinko Industries Ltd.	1,787,838
32,900	SK-Electronics Co. Ltd.	674,478
349,600	SKY Perfect JSAT Holdings, Inc.	2,057,292
2,900	SMK Corp.	44,997
207,000	SMS Co. Ltd.	2,864,360
56,000	Socionext, Inc.	1,637,196
163,500	Sodick Co. Ltd.	757,057
21,600	Softcreate Holdings Corp.	253,459
440,800	Sohgo Security Services Co. Ltd.	2,451,615
1,300	Soken Chemical & Engineering Co. Ltd.	24,215
103,713	Soliton Systems KK	845,216
3,400	SPK Corp.	44,294
6,000	Sprix, Inc.	29,820
13,000	Square Enix Holdings Co. Ltd.	469,913
4,400	SRA Holdings	110,074
16,200	St. Marc Holdings Co. Ltd.	217,372
51,000	Stanley Electric Co. Ltd.	902,547
29,600	Star Mica Holdings Co. Ltd.	119,774
167,300	Star Micronics Co. Ltd.	1,986,458
6,100	Startia Holdings, Inc.	56,218
124,600	Starts Corp., Inc.	2,810,849
8,400	Step Co. Ltd.	105,951
15,200	Strike Co. Ltd.	424,982
32,200	Subaru Corp.	718,994
65,400	Sugi Holdings Co. Ltd.	959,567
4,200	Sugimoto & Co. Ltd.	62,180
19,100	Sumitomo Bakelite Co. Ltd.	544,024
2,600	Sumitomo Densetsu Co. Ltd.	58,400
132,600	Sumitomo Forestry Co. Ltd.	4,085,366
76,100	Sumitomo Heavy Industries Ltd.	2,120,657
38,000	Sumitomo Mitsui Trust Holdings, Inc.	798,944

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
281,800	Sumitomo Pharma Co. Ltd.(a)	$711,180
98,400	Sumitomo Riko Co. Ltd.	819,247
129,100	Sumitomo Rubber Industries Ltd.	1,566,996
5,300	Sumitomo Seika Chemicals Co. Ltd.	168,782
38,000	Sumitomo Warehouse Co. Ltd. (The)	629,281
283,800	Sun Frontier Fudousan Co. Ltd.	3,529,736
19,700	Sun*, Inc.(a)	115,359
207,200	Suntory Beverage & Food Ltd.	6,741,305
42,000	Sun-Wa Technos Corp.	601,672
172,100	Suzuken Co. Ltd.	5,082,757
5,200	SWCC Corp.	137,109
21,000	Synchro Food Co. Ltd.	73,191
5,000	System Research Co. Ltd.	49,711
2,500	System Support, Inc.	29,610
497,200	Systena Corp.	828,454
5,000	T. RAD Co. Ltd.	122,114
15,700	Tachi-S Co. Ltd.	199,170
53,300	Tadano Ltd.	427,704
4,400	Taihei Dengyo Kaisha Ltd.	123,843
4,500	Taiho Kogyo Co. Ltd.	25,334
22,000	Taikisha Ltd.	648,882
3,600	Takamatsu Construction Group Co. Ltd.	60,619
18,600	Takaoka Toko Co. Ltd.	260,204
38,700	Takara & Co. Ltd.	639,063
76,600	Takara Holdings, Inc.	503,217
101,300	Takara Standard Co. Ltd.	1,235,774
13,200	Takasago International Corp.	292,922
39,300	Takasago Thermal Engineering Co. Ltd.	1,317,499
6,000	Takashima & Co. Ltd.	45,121
6,600	Takashimaya Co. Ltd.	93,557
53,400	Takeuchi Manufacturing Co. Ltd.	2,025,634
47,900	Takuma Co. Ltd.	599,409
131,400	Tamron Co. Ltd.	6,110,191
57,500	Tanseisha Co. Ltd.	321,016
13,900	TDK Corp.	620,093
153,300	TechMatrix Corp.	1,624,679
1,100	Techno Medica Co. Ltd.	12,148
52,200	TechnoPro Holdings, Inc.	889,143
15,200	Teikoku Electric Manufacturing Co. Ltd.	239,765
14,600	Temairazu, Inc.	298,810
1,700	Tenma Corp.	24,299
5,000	Terasaki Electric Co. Ltd.	60,341
19,187	T-Gaia Corp.	258,510
85,580	TIS, Inc.	1,827,696
11,600	TKC Corp.	266,951
11,500	Toa Corp.	83,810
40,100	Toagosei Co. Ltd.	403,380
5,200	Tobishima Corp.	45,148
88,700	TOC Co. Ltd.	441,892
33,900	Tocalo Co. Ltd.	390,633
Shares		Value
JAPAN (continued)
133,365	Tochigi Bank Ltd. (The)	$300,040
4,700	Toell Co. Ltd.	22,557
56,900	Toho Gas Co. Ltd.	1,461,220
183,100	Toho Holdings Co. Ltd.	4,386,578
11,200	Tohoku Electric Power Co., Inc.	86,465
79,200	Tokai Carbon Co. Ltd.	525,443
24,000	Tokai Corp.	319,335
12,800	Tokai Tokyo Financial Holdings, Inc.	46,906
11,500	Tokyo Base Co. Ltd.	21,596
103,900	Tokyo Electric Power Co. Holdings, Inc.(a)	646,287
4,600	Tokyo Energy & Systems, Inc.	39,303
7,700	Tokyo Individualized Educational Institute, Inc.	20,113
10,900	Tokyo Kiraboshi Financial Group, Inc.	323,552
37,800	Tokyo Ohka Kogyo Co. Ltd.	1,002,391
4,300	Tokyo Rope Manufacturing Co. Ltd.	39,281
51,700	Tokyo Seimitsu Co. Ltd.	3,364,263
42,410	Tokyo Tatemono Co. Ltd.	705,702
19,600	Tokyotokeiba Co. Ltd.	540,263
550,845	Tokyu Fudosan Holdings Corp.	4,035,631
1,035	Tokyu REIT, Inc.	1,064,942
87,200	Toli Corp.	219,791
2,800	Tomato Bank Ltd.	21,454
97,485	TOMONY Holdings, Inc.	257,681
301,390	Tomy Co. Ltd.	4,818,969
800	Tonami Holdings Co. Ltd.	24,371
35,300	Topre Corp.	569,801
20,100	Topy Industries Ltd.	340,905
6,500	Torishima Pump Manufacturing Co. Ltd.	117,353
211,400	Tosei Corp.	3,300,360
79,355	Toshiba TEC Corp.	1,596,142
91,300	TOTO Ltd.	2,470,989
1,700	Toumei Co. Ltd.	25,035
36,400	Towa Bank Ltd. (The)	155,858
140,300	Towa Pharmaceutical Co. Ltd.	2,525,447
6,600	Toyo Denki Seizo KK	46,907
109,500	Toyo Engineering Corp.	653,159
4,700	Toyo Kanetsu KK	130,406
18,700	Toyo Machinery & Metal Co. Ltd.	88,085
44,700	Toyo Seikan Group Holdings Ltd.	690,943
72,688	Toyo Suisan Kaisha Ltd.	4,545,495
120,700	Toyo Tire Corp.	2,283,536
38,100	Toyoda Gosei Co. Ltd.	737,643
2,200	Toyokumo, Inc.	20,784
122,000	Toyota Boshoku Corp.	1,804,177
40,300	Traders Holdings Co. Ltd.	190,356
9,800	Trancom Co. Ltd.	356,349
143,900	Transcosmos, Inc.	3,110,718
54,305	Trend Micro, Inc.	2,676,053
2,900	Trinity Industrial Corp.	21,814
97,400	Trusco Nakayama Corp.	1,611,221

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
JAPAN (continued)
118,700	Tsubakimoto Chain Co.	$4,086,605
12,900	Tsubakimoto Kogyo Co. Ltd.	178,836
99,000	Tsugami Corp.	854,754
27,300	Tsukada Global Holdings, Inc.	74,876
6,100	Tsuruha Holdings, Inc.	385,056
15,700	TV Asahi Holdings Corp.	205,907
3,700	TYK Corp.	11,020
40,100	UACJ Corp.	1,225,080
31,600	Ubicom Holdings, Inc.	232,152
9,800	Uchida Yoko Co. Ltd.	434,340
500	ULS Group, Inc.	12,519
15,900	Ulvac, Inc.	950,753
2,800	U-Next Holdings Co. Ltd.	78,245
1,000	Union Tool Co.	28,969
55,700	Unipres Corp.	412,089
112,900	United Arrows Ltd.	1,301,108
96,800	UNITED, Inc.	510,276
5,400	Univance Corp.	24,441
147,200	Ushio, Inc.	1,936,248
294,080	USS Co. Ltd.	2,246,564
56,600	UT Group Co. Ltd.	1,186,896
7,500	V Technology Co. Ltd.	120,493
20,300	Valor Holdings Co. Ltd.	311,008
82,900	ValueCommerce Co. Ltd.	567,428
68,000	Vector, Inc.	570,274
8,100	Vertex Corp.	90,090
47,000	Vision, Inc.(a)	343,767
20,700	Visional, Inc.(a)	944,505
56,200	Vital KSK Holdings, Inc.	438,588
198,100	Wacom Co. Ltd.	760,807
3,100	Wadakohsan Corp.	28,550
400	Warabeya Nichiyo Holdings Co. Ltd.	6,087
2,200	Waseda Academy Co. Ltd.	21,047
28,400	WATAMI Co. Ltd.	166,620
600	WDB coco Co. Ltd.	17,108
23,300	WDB Holdings Co. Ltd.	333,633
28,700	Will Group, Inc.	195,869
20,200	WingArc1st, Inc.	342,116
37,200	Workman Co. Ltd.	913,915
33,800	Wowow, Inc.	235,331
103,400	Xebio Holdings Co. Ltd.	662,649
135,700	YAMABIKO Corp.	1,795,785
1,500	YAMADA Consulting Group Co. Ltd.	17,927
4,500	Yamagata Bank Ltd. (The)	33,514
49,400	Yamaguchi Financial Group, Inc.	499,020
77,600	Yamaichi Electronics Co. Ltd.	1,338,317
33,400	Yamanashi Chuo Bank Ltd. (The)	379,892
43,900	Yamashin-Filter Corp.	119,220
49,900	Yamazaki Baking Co. Ltd.	1,207,750
93,700	Yamazen Corp.	822,917
24,400	Yokogawa Bridge Holdings Corp.	442,552
163,610	Yokohama Rubber Co. Ltd. (The)	4,282,361
2,600	Yokowo Co. Ltd.	27,607
Shares		Value
JAPAN (continued)
9,800	Yorozu Corp.	$59,535
26,900	Yossix Holdings Co. Ltd.	478,421
6,200	Yuasa Trading Co. Ltd.	226,565
4,600	Yurtec Corp.	42,620
20,100	Yushin Precision Equipment Co. Ltd.	88,768
3,700	Yutaka Giken Co. Ltd.	57,987
139,100	Zenkoku Hosho Co. Ltd.	4,884,074
116,300	Zenrin Co. Ltd.	657,227
60,600	Zeon Corp.	603,947
48,000	ZERIA Pharmaceutical Co. Ltd.	636,574
226,700	ZIGExN Co. Ltd.	759,734
60,600	ZOZO, Inc.	1,305,232
13,100	Zuken, Inc.	342,308
		789,348,253
JERSEY CHANNEL ISLANDS — 0.1%
449,900	Centamin Plc	679,383
302,662	Novocure Ltd.(a)	3,704,583
		4,383,966
MALAYSIA — 0.1%
21,673,800	Top Glove Corp. Behrad(a)	3,991,767
MEXICO — 0.1%
603,365	Qualitas Controladora SAB de CV	7,889,541
NETHERLANDS — 0.9%
30,230	Arcadis NV	1,866,974
42,669	ASM International NV	26,840,447
54,715	ASR Nederland NV	2,737,911
20,980	BE Semiconductor Industries NV	2,783,502
175,322	Eurocommercial Properties NV REIT	3,987,505
12,209	ForFarmers NV	31,448
187,572	Fugro NV	4,549,604
57,115	IMCD NV	8,617,198
468,422	Koninklijke BAM Groep NV	1,909,476
187,057	Koninklijke Heijmans NV	3,510,632
33,200	Koninklijke Vopak NV	1,318,423
266	Nedap NV	17,660
457	PPHE Hotel Group Ltd.	8,420
16,600	QIAGEN NV	693,078
81,830	Randstad NV	4,103,852
23,400	Signify NV(b)(c)	638,152
37,692	TKH Group NV	1,623,545
521,628	TomTom NV(a)	3,109,333
100,308	Van Lanschot Kempen NV	3,553,306
30,547	Vastned Retail NV REIT	682,081
176,395	Wereldhave NV REIT	2,448,963
		75,031,510
NEW ZEALAND — 0.1%
2,115,532	Air New Zealand Ltd.	685,260
19,344	Bathurst Resources Ltd.(a)	10,552
33,913	Channel Infrastructure NZ Ltd.	30,934
58,019	Genesis Energy Ltd.	79,496

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
112,609	SKY Network Television Ltd.	$193,038
1,336,155	Spark New Zealand Ltd.	3,754,803
7,554	Vista Group International Ltd.(a)	8,020
76,091	Xero Ltd.(a)	5,907,569
		10,669,672
NORWAY — 0.6%
25,451	2020 Bulkers Ltd.	392,761
254,929	ABG Sundal Collier Holding ASA	133,444
153,655	Aker BP ASA	3,726,618
90,427	Atea ASA	1,154,469
51,474	Awilco LNG AS	36,569
536,005	Belships ASA	1,207,738
30,307	Bouvet ASA	166,155
2,650,505	DNO ASA	2,453,598
6,239	DOF Group ASA(a)	45,871
24,595	Elopak ASA	74,872
36,575	FLEX LNG Ltd.	960,455
197,710	Gjensidige Forsikring ASA	3,169,942
10,839	Golden Ocean Group Ltd.	152,321
16,838	Gram Car Carriers ASA	389,304
700,721	Hoegh Autoliners ASA	7,354,881
73,900	Kongsberg Gruppen ASA	5,216,835
307,800	MPC Container Ships ASA	494,756
14,100	NORBIT ASA	90,704
218,920	Norconsult Norge AS(a)	551,900
3,085,768	Norwegian Air Shuttle ASA(a)	4,007,786
29,632	Odfjell Drilling Ltd.	135,063
1,194	Odfjell SE - Class A	18,865
214,555	Orkla ASA	1,459,491
26,995	Pexip Holding ASA	63,987
81,032	Protector Forsikring ASA	1,638,041
54,728	Rana Gruber ASA	408,782
37,495	Salmar ASA	2,358,852
90,582	SATS ASA(a)	142,221
40,100	Schibsted ASA - Class A	1,146,353
42,300	Schibsted ASA - Class B	1,181,723
23,560	Sea1 Offshore, Inc.(a)	75,362
2,897	SpareBank 1 Nord Norge	26,141
91	Sparebank 1 Oestlandet	1,096
4,705	Sparebanken More	35,888
14,749	Sparebanken Vest	169,593
43,200	TGS ASA	487,309
67,324	Veidekke ASA	703,924
688,615	Wallenius Wilhelmsen ASA	6,936,105
2,055	Wilh Wilhelmsen Holding ASA - Class A	71,693
		48,841,468
PERU — 0.2%
840,000	Cia de Minas Buenaventura SAA - ADR	14,532,000
Shares		Value
POLAND — 0.3%
1,064,885	Allegro.eu SA(a)(b)(c)	$8,877,000
250,143	KGHM Polska Miedz SA	8,599,826
3,276,809	Orange Polska SA	6,334,212
491,894	PGE Polska Grupa Energetyczna SA(a)	733,165
2,241,397	Tauron Polska Energia SA(a)	1,608,691
		26,152,894
PORTUGAL — 0.2%
21,252,910	Banco Comercial Portugues SA - Class R(a)	7,420,464
3,621	Ibersol SGPS SA	27,107
212,280	Jeronimo Martins SGPS SA	4,366,969
582,611	Mota-Engil SGPS SA	2,521,418
576,470	Navigator Co. SA (The)	2,546,154
258,125	NOS SGPS SA	891,565
1,245,467	Sonae SGPS SA	1,247,045
		19,020,722
RUSSIA — 0.0%
3,531,360	Alrosa PJSC(d)(e)	0
1,189,126,065	Federal Grid Co. - Rosseti PJSC(a)(d)(e)	0
4,480,742	Gazprom PJSC(a)(d)(e)	0
1,073,095	Gazprom PJSC - ADR(a)(d)(e)	0
112,793	Magnit PJSC(d)(e)	0
532,967	Mobile TeleSystems PJSC(d)(e)	0
217,810,135	ROSSETI PJSC(a)(d)(e)	0
1,641,600	Rostelecom PJSC(d)(e)	0
461,432,194	RusHydro PJSC(d)(e)	0
13,369,855	Surgutneftegas PJSC(d)(e)	0
243,969	VK IPJSC(a)(d)(e)	0
		0
SINGAPORE — 0.5%
1,731,100	AIMS APAC REIT	1,596,537
13,100	APAC Realty Ltd.	4,162
51,200	Aztech Global Ltd.(c)	34,410
1,038,000	CapitaLand Integrated Commercial Trust REIT	1,479,665
3,070,040	ComfortDelGro Corp. Ltd.	3,339,339
62,000	Cromwell European Real Estate Investment Trust REIT(c)	98,473
379,800	CSE Global Ltd.	117,542
297,400	Dyna-Mac Holdings Ltd.	85,246
1,152,000	Frasers Hospitality Trust Units	388,247
2,118,500	Frasers Logistics & Commercial Trust REIT(c)	1,534,610
36,800	Frasers Property Ltd.	21,519
4,190,400	Genting Singapore Ltd.	2,796,549
2,860,000	Golden Agri-Resources Ltd.	575,250
1,295,755	Hafnia Ltd.	9,769,667
186,000	Hour Glass Ltd. (The)	217,628
529,000	iFAST Corp. Ltd.	2,846,599
793,729	IGG, Inc.(a)	330,884

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
SINGAPORE (continued)
231,000	InnoTek Ltd.	$92,857
93,200	Japfa Ltd.(a)	20,493
5,741,800	Keppel Pacific Oak US REIT(c)	780,368
3,212,200	Keppel REIT	2,062,538
101,700	Kimly Ltd.	22,341
194,900	LHN Ltd.	46,258
8,167,800	Manulife US Real Estate Investment Trust REIT(c)	582,699
2,500,700	Marco Polo Marine Ltd.	127,850
622,000	OUE Real Estate Investment Trust REIT	122,554
173,030	Prime US REIT(c)	19,193
109,200	Propnex Ltd.(c)	70,676
81,500	PSC Corp. Ltd.	20,857
4,564,895	Raffles Medical Group Ltd.	3,343,143
304,400	RHT Health Trust REIT(a)(d)	4,237
4,526,600	Riverstone Holdings Ltd.	2,594,287
309,476	Samudera Shipping Line Ltd.	205,468
631,100	Sasseur Real Estate Investment Trust REIT(c)	311,592
156,200	Sembcorp Industries Ltd.	610,441
2,156,910	Sheng Siong Group Ltd.	2,445,048
127,000	SIA Engineering Co. Ltd.	209,719
243,500	Singapore Exchange Ltd.	1,661,041
3,494,100	Starhill Global REIT	1,214,336
651,400	StarHub Ltd.	556,951
159,700	UOL Group Ltd.	681,879
5,246,300	Yangzijiang Financial Holding Ltd.	1,206,651
728,600	Yanlord Land Group Ltd.(a)	239,080
		44,488,884
SOUTH AFRICA — 0.6%
161,985	Anglo American Platinum Ltd.	5,642,741
560,948	Aspen Pharmacare Holdings Ltd.	6,682,527
1,711,983	Harmony Gold Mining Co. Ltd. - ADR	14,671,694
1,064,880	Impala Platinum Holdings Ltd.	4,740,371
102,070	Investec Plc	646,541
666,221	Remgro Ltd.	4,340,949
2,339,970	Sappi Ltd.	6,286,101
3,710,251	Sibanye Stillwater Ltd.	4,234,696
420,358	SPAR Group Ltd. (The)(a)	2,165,761
		49,411,381
SOUTH KOREA — 1.4%
42,263	Green Cross Corp.	3,472,360
231,729	GS Engineering & Construction Corp.(a)	2,746,948
143,546	Hankook Tire & Technology Co. Ltd.	6,090,988
3,792	Hanmi Pharm Co. Ltd.	863,829
97,412	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	9,197,295
103,568	Hyundai Department Store Co. Ltd.	3,917,534
Shares		Value
SOUTH KOREA (continued)
158,884	Hyundai Engineering & Construction Co. Ltd.	$4,047,601
115,060	KB Financial Group, Inc.	6,240,502
108,213	Kia Corp.	9,168,089
71,727	LG Electronics, Inc.	4,777,170
40,300	Lotte Chemical Corp.	3,114,280
20,191	OCI Co. Ltd.	1,366,734
45,027	OCI Holdings Co. Ltd.	3,067,791
458,328	Samsung E&A Co. Ltd.(a)	8,689,589
1,541,033	Samsung Heavy Industries Co. Ltd.(a)	10,441,197
94,093	Samsung Life Insurance Co. Ltd.	5,929,072
50,299	Samsung SDS Co. Ltd.	5,778,315
181,359	Shinhan Financial Group Co. Ltd.	6,093,173
834,883	SK Networks Co. Ltd.	3,030,645
189,403	SK Square Co. Ltd.(a)	10,406,268
65,479	S-Oil Corp.	3,418,631
		111,858,011
SPAIN — 0.7%
98,065	ACS Actividades de Construccion y Servicios SA	3,927,546
286,128	Atresmedia Corp. de Medios de Comunicacion SA	1,436,971
163,396	Audax Renovables SA(a)	294,813
9,442,788	Banco de Sabadell SA	18,037,648
762,543	Bankinter SA	6,027,264
188,891	Cia de Distribucion Integral Logista Holdings SA	5,137,726
79,480	CIE Automotive SA	2,100,886
11,935	Construcciones y Auxiliar de Ferrocarriles SA	408,557
18,091	Elecnor SA	389,660
184,825	Ence Energia y Celulosa SA	658,282
457,390	Faes Farma SA	1,659,649
208,178	Fluidra SA	4,406,747
17,624	Grupo Catalana Occidente SA	682,483
239,172	Indra Sistemas SA	4,572,207
24,852	Laboratorios Farmaceuticos Rovi SA	2,230,315
36,162	Lar Espana Real Estate Socimi SA REIT	262,615
1,076,360	Mapfre SA	2,596,791
386,850	Merlin Properties Socimi SA REIT	4,351,733
12,080	Tecnicas Reunidas SA(a)	119,839
		59,301,732
SWEDEN — 1.6%
359,969	AAK AB	9,258,959
25,060	AFRY AB	393,660
16,940	Alfa Laval AB	721,216
561,586	Alleima AB	3,490,460
34,043	Alligo AB - Class B	397,345
9,013	AQ Group AB	516,248
511,598	Arjo AB - Class B	2,147,178
104,839	Avanza Bank Holding AB	2,246,704

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
SWEDEN (continued)
139,886	Axfood AB	$3,618,775
12,232	Bahnhof AB - Class B	52,501
7,863	Beijer Alma AB	148,805
286,434	Beijer Ref AB	4,036,820
511,219	Betsson AB - Class B	5,650,703
94,258	BioGaia AB - Class B	1,003,712
25,338	Biotage AB	382,318
5,933	Bjorn Borg AB	25,910
465,169	Bredband2 i Skandinavien AB	81,293
32,993	Bufab AB	1,003,608
38,290	Camurus AB(a)	1,717,065
6,462	Cellavision AB	131,188
24,648	Cibus Nordic Real Estate AB	321,018
47,848	Clas Ohlson AB - Class B	577,445
112,143	Cloetta AB - Class B	166,993
955	CTT Systems AB	30,184
7,290	Doro AB	13,300
180	Elanders AB - Class B	1,605
42,176	Electrolux Professional AB - Class B	272,327
6,695	Ependion AB	65,709
113,384	Fagerhult Group AB	727,564
10,961	Fasadgruppen Group AB	68,047
135,700	Fastighets AB Balder - Class B(a)	855,359
14,771	FastPartner AB - Class A	99,180
1,337,999	Fortnox AB	7,796,439
78,383	Granges AB	925,577
5,874	Haypp Group AB(a)	45,862
27,337	Heba Fastighets AB - Class B	80,729
111,821	Hemnet Group AB	2,906,082
428,668	Hexpol AB	4,850,439
12,658	Humana AB(a)	33,976
16,700	Instalco AB(c)	58,801
147,370	Inwido AB	1,815,064
40,400	JM AB	684,167
13,228	Klarabo Sverige AB - Class B(a)	22,658
21,734	Lagercrantz Group AB - Class B	318,910
278	Lime Technologies AB	8,827
128,407	Lindab International AB	2,579,477
229,558	Loomis AB	5,866,762
3,369	Medcap AB(a)	132,868
11,500	MEKO AB	117,236
1,279	Momentum Group AB	15,995
123,938	Mycronic AB	4,313,540
95,295	NCC AB - Class B	1,159,012
79	Nederman Holding AB	1,363
242,569	Neobo Fastigheter AB(a)	347,097
245,670	Net Insight AB - Class B(a)	116,254
42,566	New Wave Group AB - Class B	387,619
56,054	Nordic Paper Holding AB	280,411
7,423	Norion Bank AB(a)	27,423
73,300	Nyfosa AB	634,104
11,155	OEM International AB - Class B	109,835
71,569	Pandox AB	1,106,773
Shares		Value
SWEDEN (continued)
68,330	Paradox Interactive AB	$1,033,085
146,826	Peab AB - Class B	895,102
40,075	Platzer Fastigheter Holding AB - Class B	323,958
19,329	Proact IT Group AB	182,923
254	QleanAir AB(a)	720
332,805	Ratos AB - Class B	1,155,106
113,147	Rusta AB(a)	775,681
106,114	Rvrc Holding AB	600,209
6,609	Scandi Standard AB	45,960
162,217	Sectra AB - Class B	3,191,845
34,470	SkiStar AB	477,497
10,855	Solid Forsakring AB	71,061
365,275	SSAB AB - Class A	2,051,067
445,510	SSAB AB - Class B	2,492,879
574,050	Stillfront Group AB(a)	545,539
736,073	Swedish Orphan Biovitrum AB(a)	19,000,291
62,445	Synsam AB	286,604
19,839	Systemair AB	134,438
21,230	Thule Group AB(b)(c)	599,318
36,567	Tobii Dynavox AB(a)	180,745
407,070	Trelleborg AB - Class B	14,346,137
29,274	Troax Group AB	588,968
9,576	VBG Group AB - Class B	335,109
709	Volati AB(c)	6,613
87,535	Wihlborgs Fastigheter AB	733,162
8,121	Zinzino AB - Class B	54,179
		127,074,695
SWITZERLAND — 1.8%
188,649	Accelleron Industries AG	7,334,441
250,025	Alcon, Inc.	19,171,127
4,560	ALSO Holding AG	1,123,206
928	APG SGA SA	209,686
942,643	Aryzta AG(a)	1,784,645
105,280	Ascom Holding AG	844,539
1,074	Autoneum Holding AG	171,553
48,125	Baloise Holding AG	7,272,312
20,270	Banque Cantonale Vaudoise	2,119,728
1,470	Barry Callebaut AG	2,375,481
25,880	Basilea Pharmaceutica AG(a)	1,110,745
14,314	Belimo Holding AG	6,622,906
14,325	BKW AG	2,126,374
15,749	Bucher Industries AG	6,051,615
14,695	Burckhardt Compression Holding AG	9,359,600
1,182	Burkhalter Holding AG	129,611
492	Cie Financiere Tradition SA	77,461
1,562	Coltene Holding AG	87,267
12,425	Comet Holding AG	3,920,723
11,280	DKSH Holding AG	735,110
12,045	dormakaba Holding AG	6,410,678
5,105	EMS-Chemie Holding AG	4,072,949
984,816	Ferrexpo Plc(a)	623,306

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
SWITZERLAND (continued)
769	Flughafen Zurich AG	$153,954
256	Forbo Holding AG	295,678
47,465	Galenica AG(b)(c)	3,631,942
1,175	Geberit AG	627,193
140,797	Georg Fischer AG	9,826,997
73,251	Huber + Suhner AG	5,827,094
7,810	Implenia AG	285,584
52	Ina Invest Holding AG(a)	1,047
4,508	Inficon Holding AG	6,267,920
984	Investis Holding SA(c)	105,528
884,444	IWG Plc(a)	2,041,982
17,485	Julius Baer Group Ltd.	938,217
1,904	Jungfraubahn Holding AG	422,627
4,969	Kardex Holding AG	1,314,710
8,388	Kudelski SA(a)	13,010
12,483	Landis+Gyr Group AG	923,542
15,750	Logitech International SA	1,226,251
2,615	Meier Tobler Group AG	87,582
54	Metall Zug AG - Class B	74,474
81,678	On Holding AG - Class A(a)	2,593,276
19	Orell Fuessli AG	1,656
99	Phoenix Mecano AG(a)	53,200
75,667	PSP Swiss Property AG	9,354,061
1,223	Rieter Holding AG	170,966
36,445	SFS Group AG	4,322,631
2,602	Siegfried Holding AG	2,486,428
4,400	Sonova Holding AG	1,216,302
28,785	Stadler Rail AG	853,969
1,000	Swiss Life Holding AG	674,756
23,980	Swiss Prime Site AG	2,214,141
592	Tecan Group AG	208,850
437	TX Group AG	67,991
6,209	u-blox Holding AG	574,380
7,362	VZ Holding AG	849,027
8,576	Ypsomed Holding AG	3,056,833
20,405	Zehnder Group AG	1,189,678
14	Zug Estates Holding AG - Class B	27,388
		147,715,928
TAIWAN — 0.9%
6,994,000	Acer, Inc.	9,623,420
2,096,000	ASE Technology Holding Co. Ltd.	9,429,060
3,468,018	Cheng Shin Rubber Industry Co. Ltd.	5,006,884
10,290,432	China Petrochemical Development Corp.(a)	3,548,920
2,672,000	Ennostar, Inc.(a)	3,505,364
708,000	Hiwin Technologies Corp.	5,006,602
1,875,000	Hon Hai Precision Industry Co. Ltd.	8,925,657
2,606,000	HTC Corp.(a)	3,391,260
3,024,431	International CSRC Investment Holdings Co.	1,664,771
1,991,000	Pegatron Corp.	5,938,008
425,000	Phison Electronics Corp.	9,072,137
Shares		Value
TAIWAN (continued)
7,659,000	Qisda Corp.	$9,677,935
		74,790,018
THAILAND — 0.3%
78,371	Fabrinet(a)	13,563,669
3,799,258	PTT Global Chemical Public Co. Ltd. - FOR	3,747,290
457,032	Siam Cement Public Co. Ltd. (The) - FOR	3,061,816
		20,372,775
TURKEY — 0.3%
1,338,864	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,542,967
1,841,615	Tekfen Holding AS	2,946,439
5,546,808	Turk Telekomunikasyon AS(a)	6,904,831
3,437,944	Turkcell Iletisim Hizmetleri AS	8,558,935
		25,953,172
UNITED KINGDOM — 5.8%
111,215	3i Group Plc	3,973,428
36,706	4imprint Group Plc	2,836,939
525,705	abrdn Plc	958,666
13,299	accesso Technology Group Plc(a)	109,638
1,485,464	Adaptimmune Therapeutics Plc - ADR(a)	1,767,702
100,883	AG Barr Plc	718,195
417,691	AJ Bell Plc	1,684,157
70,390	Allfunds Group Plc	442,363
3,789,400	Alphawave IP Group Plc(a)	6,023,829
57,417	AO World Plc(a)	75,390
235,500	Ashmore Group Plc	567,558
63,329	Ashtead Technology Holdings Plc	644,840
4,480,720	Assura Plc REIT	2,293,997
82,610	B&M European Value Retail SA	533,130
3,103,620	Balfour Beatty Plc	14,074,864
90,610	Bank of Georgia Group Plc	6,067,162
103,525	Barratt Developments Plc	584,929
62,680	Berkeley Group Holdings Plc	3,680,923
46,243	Big Yellow Group Plc REIT	622,076
27,727	Bloomsbury Publishing Plc	184,356
1,154,293	Breedon Group Plc	5,186,610
908,205	Britvic Plc	10,015,447
2,309	Brooks Macdonald Group Plc	55,257
27,400	Burberry Group Plc	392,057
178,984	Bytes Technology Group Plc	1,088,645
6,892	Card Factory Plc(a)	9,364
403,015	Centrica Plc	643,322
509,716	Ceres Power Holdings Plc(a)	1,131,477
10,247	Cerillion Plc	201,355
1,947,742	Chemring Group Plc	9,102,813
27,315	Chesnara Plc	85,651
45,203	Clarkson Plc	2,190,898
251,030	Close Brothers Group Plc	1,426,607

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
375,253	CLS Holdings Plc REIT	$386,380
3,285	Cohort Plc	30,686
54,027	Computacenter Plc	1,732,133
34,472	Concentric AB	593,712
9,536,267	ConvaTec Group Plc(b)(c)	29,670,314
1,629	Costain Group Plc	1,685
93,066	Cranswick Plc	4,998,140
799,490	Darktrace Plc(a)	5,968,074
3,502,936	Direct Line Insurance Group Plc	8,132,785
393,797	Domino’s Pizza Group Plc	1,596,406
213,961	dotdigital group Plc	248,722
195,950	Drax Group Plc	1,269,196
278,985	Dunelm Group Plc	3,514,587
759,730	easyJet Plc	5,088,710
1,978	Eco Animal Health Group Plc(a)	2,729
71,545	Ecora Resources Plc	73,422
1,306	Epwin Group Plc	1,485
293,386	FDM Group Holdings Plc	1,275,473
2,456,218	Firstgroup Plc	4,975,823
56,408	Foresight Group Holdings Ltd.	311,155
31,061	Foxtons Group Plc	22,475
27	Frasers Group Plc(a)	275
17,922	Frontier Developments Plc(a)	50,701
8,361	Fuller Smith & Turner Plc - Class A	63,163
21,075	Galliford Try Holdings Plc	63,373
81,327	Games Workshop Group Plc	10,051,548
343,556	Gamma Communications Plc	5,598,947
142,206	Genus Plc	3,198,072
172,378	Greggs Plc	5,833,609
283,184	Gulf Keystone Petroleum Ltd.(a)	416,067
193,100	Harbour Energy Plc	690,039
64,200	Hargreaves Lansdown Plc	648,763
22,413	Hargreaves Services Plc	159,209
90,739	Hill & Smith Plc	2,129,846
20,995	Hilton Food Group Plc	239,071
84,989	Hollywood Bowl Group Plc	362,425
1,516,038	Howden Joinery Group Plc	16,501,649
201,832	Hunting Plc	897,053
260,855	IG Group Holdings Plc	2,434,105
353,352	IMI Plc	7,696,966
52,225	Indivior Plc(a)	937,510
13,450	InterContinental Hotels Group Plc	1,311,832
59,654	Intermediate Capital Group Plc	1,554,816
1,523	International Personal Finance Plc	1,982
2,083,940	ITM Power Plc(a)	1,332,354
182,056	J D Wetherspoon Plc(a)	1,643,519
4,746,583	JD Sports Fashion Plc	6,795,561
1,645,034	JET2 Plc	29,417,547
144,146	Johnson Matthey Plc	3,156,848
873,936	Johnson Service Group Plc	1,409,055
205,370	Jupiter Fund Management Plc	197,964
1,098,866	Just Group Plc	1,413,107
223,623	Kainos Group Plc	2,741,771
Shares		Value
UNITED KINGDOM (continued)
145,791	Keller Group Plc	$2,000,401
918,182	Kier Group Plc	1,536,074
76,178	Lancashire Holdings Ltd.	577,048
112,722	Liontrust Asset Management Plc	948,379
1,036,863	LondonMetric Property Plc REIT	2,530,893
28,648	Macfarlane Group Plc	51,878
2,636,263	Man Group Plc	8,454,242
4,042,053	Marks & Spencer Group Plc	12,877,744
77,341	ME Group International Plc	154,567
72,175	Mears Group Plc	325,516
2,944,174	Mitie Group Plc	4,273,302
1,335,369	Moneysupermarket.com Group Plc	3,577,709
122,431	Moonpig Group Plc(a)	238,242
24,400	Morgan Sindall Group Plc	687,975
698	Mortgage Advice Bureau Holdings Ltd.	7,536
56,895	Next Plc	6,381,227
307,405	Ninety One Plc	639,348
306	Norcros Plc	702
2,079,181	Ocado Group Plc(a)	9,103,119
15,511	Odfjell Technology Ltd.	86,488
228,697	OSB Group Plc	1,171,090
25,923	Oxford Biomedica Plc(a)	89,579
96,831	Oxford Metrics Plc	131,794
7,886,936	Oxford Nanopore Technologies Plc - Class A(a)	9,688,224
208,024	Pagegroup Plc	1,155,997
1,465,664	Pan African Resources Plc	443,066
590,284	Paragon Banking Group Plc	5,264,217
5,827	Patisserie Holdings Plc(a)(d)	0
30,705	PayPoint Plc	202,225
120,160	Pearson Plc	1,458,002
276,475	Pets at Home Group Plc	1,009,307
138,251	Pharos Energy Plc	40,606
13,650	Pinewood Technologies Group Plc	56,772
187,353	Polar Capital Holdings Plc	1,269,102
2,125,800	Primary Health Properties Plc REIT	2,433,178
878,808	QinetiQ Group Plc	3,750,482
37,624	Redde Northgate Plc	179,918
42,225	Renew Holdings Plc	499,818
133,821	Renishaw Plc	6,900,053
1,582,109	Rightmove Plc	10,134,683
600,915	Rolls-Royce Holdings Plc(a)	3,081,508
3,793,039	Rotork Plc	15,247,779
291,095	RS GROUP Plc	2,666,667
434,000	RWS Holdings Plc	934,640
44,730	S4 Capital Plc(a)	27,240
227,150	Safestore Holdings Plc REIT	2,189,240
35,836	Sanderson Design Group Plc	45,843
53,700	Savills Plc	725,772
1,046,206	Serco Group Plc	2,386,085
765,599	Serica Energy Plc	1,772,802
765,936	Smiths Group Plc	15,441,250

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
36,944	Smiths News Plc	$24,469
325,435	Softcat Plc	6,369,841
120,704	Spectris Plc	4,992,698
364,112	Speedy Hire Plc	125,562
53,287	Spirax-Sarco Engineering Plc	5,863,568
918,422	Spirent Communications Plc	2,220,083
626,022	St. James’s Place Plc	3,387,591
851,866	Standard Chartered Plc	7,318,842
131,893	SThree Plc	696,986
74,487	Stolt-Nielsen Ltd.	3,171,866
685,322	Subsea 7 SA	11,025,292
3,439	Tatton Asset Management Plc	24,318
828,795	Taylor Wimpey Plc	1,358,083
104,137	Telecom Plus Plc	2,258,375
43,376	TORM Plc - Class A	1,498,380
967,869	TP ICAP Group Plc	2,505,463
2,166,231	Trainline Plc(a)(b)(c)	8,054,726
25,564	TT Electronics plc	56,856
60,862	Vertu Motors Plc	53,538
137,553	Vesuvius Plc	821,296
2,133	Victorian Plumbing Group Plc	2,045
378,420	Vistry Group Plc	5,621,286
224,801	WH Smith Plc	3,074,892
146,443	Wickes Group Plc	264,609
53,813	XPS Pensions Group Plc(c)	178,898
10,629	YouGov Plc	115,507
		474,150,883
UNITED STATES — 41.7%
177,965	Academy Sports & Outdoors, Inc.	10,375,359
203,684	Aehr Test Systems(a)	2,440,134
108,516	AeroVironment, Inc.(a)	17,339,772
150,745	Agilysys, Inc.(a)	12,519,372
40,232	Akero Therapeutics, Inc.(a)	800,214
240,000	Albany International Corp. - Class A	19,140,000
194,004	Alnylam Pharmaceuticals, Inc.(a)	27,926,876
171,475	Alphatec Holdings, Inc.(a)	2,164,014
80,566	Ambarella, Inc.(a)	3,703,619
314,431	American Superconductor Corp.(a)	3,883,223
203,000	AMERISAFE, Inc.	9,256,800
74,920	AMN Healthcare Services, Inc.(a)	4,493,702
283,135	Amphastar Pharmaceuticals, Inc.(a)	11,679,319
296,606	Appian Corp. - Class A(a)	11,104,929
95,225	Applied Industrial Technologies, Inc.	17,449,981
950,000	Asana, Inc. - Class A(a)	14,126,500
73,595	Atkore, Inc.	12,901,203
635,000	AtriCure, Inc.(a)	15,316,200
1,317,809	Avantor, Inc.(a)	31,930,512
314,734	Avidity Biosciences, Inc.(a)	7,594,531
88,262	Axon Enterprise, Inc.(a)	27,684,259
215,000	Axonics, Inc.(a)	14,312,550
216,255	AZEK Co., Inc. (The)(a)	9,869,878
130,000	BancFirst Corp.	11,592,100
Shares		Value
UNITED STATES (continued)
195,000	Barnes Group, Inc.	$6,770,400
131,400	Beacon Roofing Supply, Inc.(a)	12,946,842
129,469	Beam Therapeutics, Inc.(a)	2,747,332
19,655	BeiGene Ltd. - ADR(a)	3,025,691
679,976	BJ’s Wholesale Club Holdings, Inc.(a)	50,780,608
136,498	BlackLine, Inc.(a)	7,923,709
212,350	Booz Allen Hamilton Holding Corp.	31,357,725
665,000	Bowlero Corp. - Class A	7,813,750
735,000	Box, Inc. - Class A(a)	19,124,700
530,000	Braze, Inc. - Class A(a)	22,207,000
155,915	Bright Horizons Family Solutions, Inc. (a)	16,169,945
455,400	BrightView Holdings, Inc.(a)	5,123,250
21,405	Brookfield Renewable Corp. - Class A	497,245
1,010,000	BRP Group, Inc. - Class A(a)	26,906,400
156,500	BWX Technologies, Inc.	14,988,005
174,140	Cactus, Inc. - Class A	8,644,310
164,933	Calix, Inc.(a)	4,573,592
112,952	Cardlytics, Inc.(a)	1,383,662
83,461	Carlisle Cos., Inc.	32,403,733
126,445	Casella Waste Systems, Inc. - Class A(a)	11,430,628
28,180	Cavco Industries, Inc.(a)	10,263,438
205,988	CBIZ, Inc.(a)	14,662,226
146,270	CDW Corp.	35,376,862
46,819	Celcuity, Inc.(a)	738,336
537,500	Central Garden & Pet Co. - Class A(a)	19,043,625
530,512	ChampionX Corp.	17,809,288
8,289	Chart Industries, Inc.(a)	1,194,113
366,110	Chegg, Inc.(a)	1,892,789
170,090	Civitas Resources, Inc.	12,239,676
204,324	Clean Harbors, Inc.(a)	38,709,182
745,382	Codexis, Inc.(a)	2,169,062
34,769	Comfort Systems USA, Inc.	10,757,876
192,365	Commercial Metals Co.	10,337,695
195,000	CommVault Systems, Inc.(a)	19,981,650
117,199	Confluent, Inc. - Class A(a)	3,295,636
310,000	CONMED Corp.	21,073,800
360,684	Cooper Cos., Inc. (The)	32,122,517
730,190	Core & Main, Inc. - Class A(a)	41,233,829
145,790	Crane Co.	20,412,058
196,410	Crane NXT Co.	11,943,692
275,000	Cullen/Frost Bankers, Inc.	28,693,500
49,650	Curtiss-Wright Corp.	12,582,303
384,725	CVB Financial Corp.	6,286,406
105,864	Denali Therapeutics, Inc.(a)	1,634,540
124,099	Digimarc Corp.(a)	2,623,453
103,270	Diodes, Inc.(a)	7,539,743
14,870	Disc Medicine, Inc.(a)	413,981
161,409	Doximity, Inc. - Class A(a)	3,920,625
486,370	Element Solutions, Inc.	11,249,738
96,590	elf Beauty, Inc.(a)	15,698,773
755,000	Enerpac Tool Group Corp.	26,900,650

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
UNITED STATES (continued)
125,427	Ensign Group, Inc. (The)	$14,845,540
148,625	Envestnet, Inc.(a)	9,225,154
144,502	Equifax, Inc.	31,817,895
73,340	Esab Corp.	7,765,239
290,000	ESCO Technologies, Inc.	29,420,500
184,880	Essent Group Ltd.	9,793,094
885,000	European Wax Center, Inc. - Class A(a)	10,407,600
119,362	EverQuote, Inc. - Class A(a)	2,407,532
232,630	Exact Sciences Corp.(a)	13,806,590
445,470	ExlService Holdings, Inc.(a)	12,918,630
180,631	Expedia Group, Inc.(a)	24,318,352
789,155	First Financial Bankshares, Inc.	23,327,422
160,110	FirstCash Holdings, Inc.	18,089,228
287,530	Fluor Corp.(a)	11,596,085
186,290	FormFactor, Inc.(a)	8,306,671
285,000	Freshpet, Inc.(a)	30,229,950
1,300,000	Freshworks, Inc. - Class A(a)	23,205,000
335,000	German American Bancorp, Inc.	10,629,550
164,720	Glaukos Corp.(a)	15,813,120
595,000	Globus Medical, Inc. - Class A(a)	29,625,050
65,800	Guidewire Software, Inc.(a)	7,264,320
119,060	Hamilton Lane, Inc. - Class A	13,301,383
682,824	HashiCorp, Inc. - Class A(a)	22,164,467
1,440,000	Hayward Holdings, Inc.(a)	19,555,200
162,080	Independent Bank Group, Inc.	6,035,859
139,796	Ingersoll Rand, Inc.	13,045,763
196,805	Innospec, Inc.	23,616,600
147,494	Inspire Medical Systems, Inc.(a)	35,643,400
29,862	Insulet Corp.(a)	5,134,472
420,000	Integra LifeSciences Holdings Corp.(a)	12,251,400
57,505	Inter Parfums, Inc.	6,692,432
131,100	International Seaways, Inc.	7,248,519
36,510	Ionis Pharmaceuticals, Inc.(a)	1,506,403
47,354	IPG Photonics Corp.(a)	3,976,789
135,000	iRhythm Technologies, Inc.(a)	14,793,300
90,000	J & J Snack Foods Corp.	12,356,100
365,000	John Bean Technologies Corp.	32,517,850
206,155	Keysight Technologies, Inc.(a)	30,498,571
28,439	Kinsale Capital Group, Inc.	10,330,467
150,545	Kirby Corp.(a)	16,428,976
145,000	Lancaster Colony Corp.	27,667,450
65,834	Legend Biotech Corp. - ADR(a)	2,879,579
1,070,000	Leslie’s, Inc.(a)	4,205,100
336,900	Liberty Energy, Inc.	7,411,800
234,885	Light & Wonder, Inc.(a)	20,965,835
58,885	Lincoln Electric Holdings, Inc.	12,927,024
254,687	Live Nation Entertainment, Inc.(a)	22,644,221
238,131	LiveRamp Holdings, Inc.(a)	7,646,386
54,469	Madrigal Pharmaceuticals, Inc.(a)	11,112,765
449,520	Magnolia Oil & Gas Corp. - Class A	11,269,466
117,694	Manhattan Associates, Inc.(a)	24,252,026
51,520	MarketAxess Holdings, Inc.	10,308,637
Shares		Value
UNITED STATES (continued)
201,675	Matador Resources Co.	$12,564,352
78,328	Medpace Holdings, Inc.(a)	30,418,679
325,000	MGP Ingredients, Inc.	25,493,000
53,700	MKS Instruments, Inc.	6,389,226
320,000	Montrose Environmental Group, Inc.(a)	13,894,400
230,202	MSA Safety, Inc.	41,528,441
255,135	Mueller Industries, Inc.	14,241,636
33,771	Murphy USA, Inc.	13,975,115
346,931	Myriad Genetics, Inc.(a)	6,789,440
531,954	Nasdaq, Inc.	31,837,447
1,310,000	Neogen Corp.(a)	16,152,300
67,265	Nexstar Media Group, Inc.	10,766,436
203,888	Novanta, Inc.(a)	31,908,472
340,000	Nutanix, Inc. - Class A(a)	20,638,000
510,265	Old National Bancorp	8,439,783
125,000	Ollie’s Bargain Outlet Holdings, Inc.(a)	9,142,500
415,000	Omnicell, Inc.(a)	11,126,150
85,045	Onto Innovation, Inc.(a)	15,774,997
174,821	Pacira BioSciences, Inc.(a)	4,589,051
320,000	Palomar Holdings, Inc.(a)	25,174,400
135,373	Penumbra, Inc.(a)	26,596,733
370,000	Phreesia, Inc.(a)	7,673,800
94,765	Pinnacle Financial Partners, Inc.	7,268,475
120,000	PJT Partners, Inc. - Class A	11,338,800
474,640	Planet Fitness, Inc. - Class A(a)	28,402,458
53,001	Pool Corp.	19,214,453
374,480	PROCEPT BioRobotics Corp.(a)	19,839,950
354,801	Progyny, Inc.(a)	11,374,920
893,465	Pure Storage, Inc. - Class A(a)	45,030,636
1,996,131	PureTech Health Plc(a)	5,377,806
300,645	Q2 Holdings, Inc.(a)	15,450,147
345,650	QuantumScape Corp.(a)	1,873,423
178,190	RadNet, Inc.(a)	8,642,215
119,074	RBC Bearings, Inc.(a)	29,119,547
45,647	Repligen Corp.(a)	7,495,237
341,600	REV Group, Inc.	7,467,376
36,212	Rhythm Pharmaceuticals, Inc.(a)	1,439,789
309,593	RxSight, Inc.(a)	16,139,083
452,600	Ryan Specialty Holdings, Inc.	22,331,284
86,745	Ryman Hospitality Properties, Inc. REIT	9,149,863
104,401	Saia, Inc.(a)	41,429,449
925,000	Sally Beauty Holdings, Inc.(a)	10,036,250
67,659	SBA Communications Corp. REIT	12,592,693
491,626	Schrodinger, Inc.(a)	11,985,842
235,240	Selective Insurance Group, Inc.	23,912,146
320,000	Sensient Technologies Corp.	23,430,400
340,000	ServisFirst Bancshares, Inc.	20,046,400
145,000	Shake Shack, Inc. - Class A(a)	15,348,250
155,105	Shift4 Payments, Inc. - Class A(a)	8,974,375
23,207	Shockwave Medical, Inc.(a)	7,662,719

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Shares		Value
UNITED STATES (continued)
580,000	SI-BONE, Inc.(a)	$8,270,800
935,000	Simply Good Foods Co. (The)(a)	34,080,750
70,275	Simpson Manufacturing Co., Inc.	12,220,120
133,620	Skyline Champion Corp.(a)	10,020,164
325,000	Skyward Specialty Insurance Group, Inc.(a)	11,349,000
645,000	Smartsheet, Inc. - Class A(a)	24,400,350
113,390	SouthState Corp.	8,583,623
191,677	Sprout Social, Inc. - Class A(a)	9,670,105
58,315	SPS Commerce, Inc.(a)	10,139,229
349,154	STAAR Surgical Co.(a)	16,047,118
349,085	STAG Industrial, Inc. REIT	12,005,033
155,000	Standex International Corp.	26,796,400
170,421	STERIS Plc	34,861,320
275,000	Stock Yards Bancorp, Inc.	12,251,250
138,094	Stratasys Ltd.(a)	1,342,274
176,567	Summit Materials, Inc. - Class A(a)	6,868,456
173,735	Synovus Financial Corp.	6,217,976
355,000	Tandem Diabetes Care, Inc.(a)	13,024,950
85,038	Tarsus Pharmaceuticals, Inc.(a)	2,672,744
66,080	Teleflex, Inc.	13,794,200
405,000	Tenable Holdings, Inc.(a)	18,212,850
205,170	Terreno Realty Corp. REIT	11,150,989
121,490	Texas Capital Bancshares, Inc.(a)	6,973,526
83,607	Texas Roadhouse, Inc.	13,442,333
325,395	Tradeweb Markets, Inc. - Class A	33,095,925
80,975	Transcat, Inc.(a)	8,694,286
34,608	TransMedics Group, Inc.(a)	3,257,651
458,935	TriMas Corp.	11,927,721
139,828	Trupanion, Inc.(a)	3,146,130
216,180	Twist Bioscience Corp.(a)	6,751,301
78,221	UFP Technologies, Inc.(a)	16,108,833
484,271	UiPath, Inc. - Class A(a)	9,186,621
75,983	Ulta Beauty, Inc.(a)	30,760,958
210,665	United Parks & Resorts, Inc.(a)	10,705,995
721,341	Upwork, Inc.(a)	8,439,690
799,787	US Foods Holding Corp.(a)	40,189,297
1,224,505	Utz Brands, Inc.	22,077,825
220,598	Veeco Instruments, Inc.(a)	7,795,933
635,000	Veracyte, Inc.(a)	12,426,950
258,450	Vertex, Inc. - Class A(a)	7,528,648
2,193,315	ViewRay, Inc.(a)(e)	2
300,000	Vita Coco Co., Inc. (The)(a)	7,272,000
275,380	Vontier Corp.	11,188,689
129,750	WEX, Inc.(a)	27,410,985
783,878	WillScot Mobile Mini Holdings Corp.(a)	28,972,131
29,132	Wingstop, Inc.	11,209,702
40,885	Winmark Corp.	14,690,798
415,773	Wolfspeed, Inc.(a)	11,238,344
449,045	Workiva, Inc.(a)	35,384,746
310,000	WSFS Financial Corp.	13,246,300
33,833	Zillow Group, Inc. - Class A(a)	1,420,986
Shares		Value
UNITED STATES (continued)
296,955	Zillow Group, Inc. - Class C(a)	$12,641,374
707,241	Zuora, Inc. - Class A(a)	6,973,396
		3,390,052,519
URUGUAY — 0.2%
303,981	Dlocal Ltd.(a)	4,319,570
5,235	MercadoLibre, Inc.(a)	7,636,295
		11,955,865

Total Common Stocks (Cost $6,424,771,750)		7,231,816,167

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
885	Clarity Pharmaceuticals Ltd., Rights, Expire 04/19/24(a)	143
UNITED STATES — 0.0%
146,063	Aduro Biotech CVR, Rights, Expire 12/31/49(a)(d)(e)	0

Total Rights/Warrants (Cost $0)		143

EXCHANGE-TRADED FUNDS(f) — 8.6%
2,444,400	FlexShares Morningstar Global Upstream Natural Resources Index Fund	101,173,716
518,000	iShares S&P Small-Cap 600 Value ETF	49,769,440
653,805	SPDR S&P Biotech ETF	55,324,979
1,535,025	SPDR S&P Metals & Mining ETF	90,980,932
650,385	SPDR S&P Regional Banking ETF	30,581,103
928,400	Utilities Select Sector SPDR Fund	61,961,416
2,846,650	VanEck Junior Gold Miners ETF	115,175,459
621,350	VanEck Oil Services ETF	194,476,336

Total Exchange-Traded Funds (Cost $632,355,125)		699,443,381

INVESTMENT COMPANY — 0.4%
35,374,805	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(g)	35,374,805
Total Investment Company (Cost $35,374,805)		35,374,805

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
CASH SWEEP — 2.2%
$182,622,741	Citibank - U.S. Dollars on Deposit in Custody Account, 2.10%(g)	$182,622,741

Total Cash Sweep (Cost $182,622,741)		182,622,741

TOTAL INVESTMENTS — 100.1% (Cost $7,275,124,421)		$8,149,257,237

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(9,933,295)
NET ASSETS — 100.0%		$8,139,323,942

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,237 which is 0.00% of net assets and the cost is $55,696,320.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	A copy of the underlying funds’ financial statements is available upon request.
(g)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Percentage of Net Assets
Australia	2.2%
Austria	0.2
Belgium	0.2
Brazil	0.6
Canada	3.0
Chile	0.1
China	3.8
Denmark	1.4
Country:	Percentage of Net Assets
Finland	0.6%
France	1.3
Germany	1.1
Greece	0.3
Hong Kong	0.6
Iceland	0.1
India	0.7
Indonesia	0.1
Ireland	0.2
Israel	2.4
Italy	1.9
Japan	9.7
Jersey Channel Islands	0.1
Malaysia	0.1
Mexico	0.1
Netherlands	0.9
New Zealand	0.1
Norway	0.6
Peru	0.2
Poland	0.3
Portugal	0.2
Russia	0.0 *
Singapore	0.5
South Africa	0.6
South Korea	1.4
Spain	0.7
Sweden	1.6
Switzerland	1.8
Taiwan	0.9
Thailand	0.3
Turkey	0.3
United Kingdom	5.8
United States	41.7
Uruguay	0.2
Other**	11.1
100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

39

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	April 30, 2024 (Unaudited)

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$563,592
38,900	Morgan Stanley, Series K, 5.85%	932,044
31,500	Public Storage, Series O, 3.90%	535,815
28,500	US Bancorp, Series L, 3.75%	462,270
122,100	Wells Fargo & Co., Series Z, 4.75%	2,487,177

Total Preferred Stocks (Cost $6,547,571)		4,980,898

EXCHANGE-TRADED FUNDS(a) — 17.3%
UNITED STATES — 17.3%
5,091,215	Invesco Preferred ETF	57,632,554
2,033,197	iShares JP Morgan USD Emerging Markets Bond ETF	177,193,118
993,690	iShares MBS ETF	88,975,003
1,249,478	SPDR Bloomberg Convertible Securities ETF	87,788,324

Total Exchange-Traded Funds (Cost $455,670,394)		411,588,999

Principal Amount
CORPORATE BONDS — 7.0%
AUSTRALIA — 0.0%
$500,000	FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(b)	471,515
425,000	Mineral Resources Ltd., 9.25%, 10/01/28(b)	445,731
		917,246
AUSTRIA — 0.0%
625,000	Benteler International AG, 10.50%, 05/15/28(b)	665,759
BERMUDA — 0.1%
1,500,000	Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)	1,626,411
CANADA — 0.5%
425,000	Baytex Energy Corp., 8.50%, 04/30/30(b)	443,608
625,000	Baytex Energy Corp., 7.38%, 03/15/32(b)	631,210
450,000	Bombardier, Inc., 7.50%, 02/01/29(b)	460,257
475,000	Bombardier, Inc., 7.25%, 07/01/31(b)	476,310
1,250,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 6.25%, 09/15/27(b)	1,201,942
Principal Amount		Value
CANADA (continued)
$1,000,000	Dye & Durham Ltd., 8.63%, 04/15/29(b)	$1,009,759
900,000	ERO Copper Corp., 6.50%, 02/15/30(b)	852,224
550,000	Garda World Security Corp., 7.75%, 02/15/28(b)	556,921
575,000	GFL Environmental, Inc., 3.75%, 08/01/25(b)	559,581
750,000	Hudbay Minerals, Inc., 6.13%, 04/01/29(b)	734,072
400,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	411,785
475,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(b)	459,077
550,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(b)	532,086
235,000	NOVA Chemicals Corp., 4.88%, 06/01/24(b)	234,043
500,000	NOVA Chemicals Corp., 5.00%, 05/01/25(b)	490,833
525,000	NOVA Chemicals Corp., 5.25%, 06/01/27(b)	493,926
400,000	NOVA Chemicals Corp., 9.00%, 02/15/30(b)	411,803
600,000	Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(b)	614,082
		10,573,519
CAYMAN ISLANDS — 0.0%
631,125	Seagate HDD Cayman, 9.63%, 12/01/32	707,634
FRANCE — 0.0%
650,000	Constellium SE, 5.63%, 06/15/28(b)	628,350
IRELAND — 0.1%
500,000	Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	481,216
1,200,000	Cimpress Plc, 7.00%, 06/15/26	1,190,712
		1,671,928

40

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
ITALY — 0.1%
$1,350,000	Intesa Sanpaolo SpA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.750%), 4.95%, 06/01/42(b)(c)	$968,503
1,525,000	UniCredit SpA, (USD Swap Rate 11:00 am NY 5 + 3.703%), 5.86%, 06/19/32(b)(c)	1,474,037
		2,442,540
LUXEMBOURG — 0.1%
300,000	Altice Financing SA, 5.00%, 01/15/28(b)	236,655
925,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, 10/01/26(b)	895,931
725,000	Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	691,597
425,000	Telecom Italia Capital SA, 6.38%, 11/15/33	375,371
		2,199,554
MALTA — 0.0%
475,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 06/01/28(b)	425,114
NETHERLANDS — 0.1%
475,000	Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	480,653
250,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	255,191
460,000	Sigma Holdco BV, 7.88%, 05/15/26(b)	436,080
500,000	Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	472,403
		1,644,327
UNITED KINGDOM — 0.1%
1,050,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(b)	987,109
600,000	Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28(b)	630,143
500,000	Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29(b)	523,073
125,000	Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	125,108
		2,265,433
Principal Amount		Value
UNITED STATES — 5.9%
$900,000	Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	$814,781
650,000	AdaptHealth LLC, 6.13%, 08/01/28(b)	608,987
450,000	Adient Global Holdings Ltd., 8.25%, 04/15/31(b)	467,307
750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(b)	735,039
550,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(b)	552,628
300,000	Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	300,470
750,000	Allison Transmission, Inc., 5.88%, 06/01/29(b)	730,903
381,965	Ambac Assurance Corp., 5.10%(b)(d)	550,029
1,025,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	993,005
550,000	American Axle & Manufacturing, Inc., 6.50%, 04/01/27	544,585
950,000	American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	832,527
1,225,000	AMN Healthcare, Inc., 4.63%, 10/01/27(b)	1,150,735
520,000	Antero Resources Corp., 8.38%, 07/15/26(b)	534,238
975,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	955,248
875,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 8.25%, 12/31/28(b)	892,808
630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. Term SOFR + 3.393%), 4.63%(c)(d)	595,211
1,000,000	Bath & Body Works, Inc., 6.63%, 10/01/30(b)	999,212
425,000	BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)	413,849
625,000	Berry Global, Inc., 5.63%, 07/15/27(b)	609,446
1,000,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(b)	996,590

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$275,000	Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	$283,843
240,000	Bread Financial Holdings, Inc., 7.00%, 01/15/26(b)	240,770
850,000	Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	884,224
500,000	Brinker International, Inc., 8.25%, 07/15/30(b)	521,566
625,000	Buckeye Partners LP, 4.50%, 03/01/28(b)	582,241
1,200,000	Builders FirstSource, Inc., 4.25%, 02/01/32(b)	1,045,324
475,000	Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	495,320
951,000	Caesars Entertainment, Inc., 8.13%, 07/01/27(b)	963,642
450,000	Caesars Entertainment, Inc., 7.00%, 02/15/30(b)	452,714
500,000	Calpine Corp., 5.25%, 06/01/26(b)	492,835
1,175,000	Calpine Corp., 5.00%, 02/01/31(b)	1,064,690
575,000	Calpine Corp., 3.75%, 03/01/31(b)	497,233
1,200,000	Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)	1,180,952
775,000	Carnival Corp., 5.75%, 03/01/27(b)	759,083
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)	486,073
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)	1,015,672
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(b)	392,867
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/33(b)	601,584
575,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.50%, 05/01/25(b)	575,000
225,000	Champions Financing, Inc., 8.75%, 02/15/29(b)	229,842
Principal Amount		Value
UNITED STATES (continued)
$1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(c)(d)	$1,359,298
400,000	Chart Industries, Inc., 7.50%, 01/01/30(b)	409,506
825,000	Chesapeake Energy Corp., 5.88%, 02/01/29(b)	808,365
321,000	CHS/Community Health Systems, Inc., 8.00%, 03/15/26(b)	319,550
750,000	CHS/Community Health Systems, Inc., 6.00%, 01/15/29(b)	654,321
1,250,000	Churchill Downs, Inc., 4.75%, 01/15/28(b)	1,181,393
800,000	Churchill Downs, Inc., 5.75%, 04/01/30(b)	761,230
600,000	CITGO Petroleum Corp., 7.00%, 06/15/25(b)	599,070
875,000	Civitas Resources, Inc., 8.63%, 11/01/30(b)	931,554
1,200,000	Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)	1,112,241
425,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/30(b)	416,779
875,000	Cloud Software Group, Inc., 6.50%, 03/31/29(b)	829,261
450,000	Cloud Software Group, Inc., 9.00%, 09/30/29(b)	433,447
450,000	Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)	435,075
1,325,000	Cogent Communications Group, Inc., 7.00%, 06/15/27(b)	1,308,038
350,000	Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)	295,352
425,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(b)	425,349
450,000	CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	405,422
1,150,000	Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	1,214,503
550,000	Crescent Energy Finance LLC, 7.63%, 04/01/32(b)	552,342

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$600,000	CSC Holdings LLC, 6.50%, 02/01/29(b)	$447,494
925,000	Darling Ingredients, Inc., 6.00%, 06/15/30(b)	898,730
650,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	605,919
625,000	DISH Network Corp., 11.75%, 11/15/27(b)	631,293
882,000	Edgewell Personal Care Co., 4.13%, 04/01/29(b)	797,972
450,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)	446,346
275,000	Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	279,408
550,000	EQM Midstream Partners LP, 6.50%, 07/01/27(b)	550,728
925,000	EQM Midstream Partners LP, 6.50%, 07/15/48	912,901
450,000	EquipmentShare.com, Inc., 9.00%, 05/15/28(b)	463,131
125,000	Esab Corp., 6.25%, 04/15/29(b)	124,630
204,000	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 04/26/28(b)	217,160
775,000	Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	782,805
300,000	Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(b)	301,674
800,000	Frontier Communications Holdings LLC, 8.75%, 05/15/30(b)	814,646
750,000	Frontier Communications Holdings LLC, 8.63%, 03/15/31(b)	757,122
500,000	GCI LLC, 4.75%, 10/15/28(b)	445,907
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	648,656
475,000	GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	357,238
750,000	Gray Television, Inc., 5.38%, 11/15/31(b)	450,478
675,000	Gulfport Energy Corp., 8.00%, 05/17/26(b)	683,872
1,050,000	H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	928,194
Principal Amount		Value
UNITED STATES (continued)
$1,050,000	Hanesbrands, Inc., 4.88%, 05/15/26(b)	$1,012,869
1,575,000	Harvest Midstream I LP, 7.50%, 09/01/28(b)	1,579,265
775,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 3.38%, 06/15/26(b)	722,133
400,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	375,155
1,050,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(b)	1,002,242
1,125,000	Hilton Grand Vacations Borrower Escrow LLC, 4.88%, 07/01/31(b)	980,178
375,000	Hilton Grand Vacations Borrower Escrow LLC, 6.63%, 01/15/32(b)	370,259
450,000	Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	381,670
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	491,155
775,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29(b)	803,924
575,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	483,552
450,000	IRB Holding Corp., 7.00%, 06/15/25(b)	449,400
850,000	Iron Mountain, Inc. REIT, 5.25%, 07/15/30(b)	788,990
450,000	JELD-WEN, Inc., 4.88%, 12/15/27(b)	427,095
4,810,000	JP Morgan Chase & Co., Series HH, (3 mo. Term SOFR + 3.125%), 4.60%(c)(d)	4,713,929
1,250,000	Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	1,094,478
675,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	534,658
575,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.25%, 02/01/27(b)	532,308

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$675,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, 06/15/29(b)	$603,050
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	844,937
300,000	LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	311,674
750,000	Level 3 Financing, Inc., 4.25%, 04/01/30(b)	434,526
575,000	Light & Wonder International, Inc., 7.00%, 05/15/28(b)	577,600
600,000	Live Nation Entertainment, Inc., 5.63%, 03/15/26(b)	590,149
475,000	LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	441,225
500,000	Masonite International Corp., 3.50%, 02/15/30(b)	438,144
800,000	Match Group Holdings II LLC, 5.00%, 12/15/27(b)	757,486
500,000	Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(b)	489,956
500,000	Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)	509,375
300,000	Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	317,851
1,300,000	Medline Borrower LP, 3.88%, 04/01/29(b)	1,166,720
225,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)	223,942
300,000	MGM Resorts International, 6.50%, 04/15/32	291,028
825,000	Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	745,091
425,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	405,722
900,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)	814,706
600,000	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(b)	544,989
1,400,000	Navient Corp., 6.75%, 06/25/25	1,397,762
875,000	NCL Corp. Ltd., 8.38%, 02/01/28(b)	912,647
Principal Amount		Value
UNITED STATES (continued)
$1,450,000	NCR Voyix Corp., 5.13%, 04/15/29(b)	$1,332,424
350,000	Neptune Bidco US, Inc., 9.29%, 04/15/29(b)	330,772
1,425,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	1,338,603
500,000	Newell Brands, Inc., 6.38%, 09/15/27	488,702
550,000	Nexstar Media, Inc., 4.75%, 11/01/28(b)	488,182
975,000	Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)	989,441
575,000	Novelis Corp., 3.25%, 11/15/26(b)	537,580
1,350,000	Novelis Corp., 3.88%, 08/15/31(b)	1,143,215
900,000	Olympus Water US Holding Corp., 9.75%, 11/15/28(b)	954,896
600,000	OneMain Finance Corp., 5.38%, 11/15/29	555,123
1,000,000	Open Text Holdings, Inc., 4.13%, 02/15/30(b)	878,243
1,325,000	Open Text Holdings, Inc., 4.13%, 12/01/31(b)	1,135,775
1,075,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	929,482
1,425,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(b)	1,309,400
1,250,000	Penn Entertainment, Inc., 5.63%, 01/15/27(b)	1,187,944
1,221,000	Performance Food Group, Inc., 5.50%, 10/15/27(b)	1,182,637
500,000	PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)	461,880
400,000	Phinia, Inc., 6.75%, 04/15/29(b)	401,385
875,000	Post Holdings, Inc., 4.63%, 04/15/30(b)	789,499
1,225,000	Prestige Brands, Inc., 3.75%, 04/01/31(b)	1,042,373
575,000	Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	573,338
425,000	Rain Carbon, Inc., 12.25%, 09/01/29(b)	443,314

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$554,000	Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)	$594,271
525,000	Range Resources Corp., 8.25%, 01/15/29	547,074
850,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 6.50%, 04/01/32(b)	833,353
950,000	Rocket Software, Inc., 9.00%, 11/28/28(b)	953,771
500,000	Rockies Express Pipeline LLC, 3.60%, 05/15/25(b)	485,164
950,000	Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(b)	1,014,334
500,000	Royal Caribbean Cruises Ltd., 8.25%, 01/15/29(b)	527,133
825,000	Royal Caribbean Cruises Ltd., 6.25%, 03/15/32(b)	814,202
875,000	SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)	812,498
675,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)	647,918
275,000	Sealed Air Corp., 7.25%, 02/15/31(b)	279,872
825,000	Select Medical Corp., 6.25%, 08/15/26(b)	825,148
1,000,000	Service Properties Trust REIT, 7.50%, 09/15/25	1,008,051
425,000	Service Properties Trust REIT, 5.25%, 02/15/26	409,431
125,000	Service Properties Trust REIT, 5.50%, 12/15/27	117,997
650,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	562,604
1,025,000	Sirius XM Radio, Inc., 3.13%, 09/01/26(b)	955,050
1,155,000	Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	1,143,450
625,000	Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	623,720
900,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	951,231
650,000	Southwestern Energy Co., 4.75%, 02/01/32	585,600
425,000	Spirit AeroSystems, Inc., 9.38%, 11/30/29(b)	459,916
800,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(b)	740,380
Principal Amount		Value
UNITED STATES (continued)
$250,000	Starwood Property Trust, Inc. REIT, 7.25%, 04/01/29(b)	$246,903
1,100,000	Station Casinos LLC, 4.63%, 12/01/31(b)	965,417
1,150,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	1,081,928
1,000,000	TEGNA, Inc., 5.00%, 09/15/29	881,174
925,000	Tenet Healthcare Corp., 5.13%, 11/01/27	896,210
500,000	Tenet Healthcare Corp., 6.13%, 10/01/28	494,398
700,000	TransDigm, Inc., 7.13%, 12/01/31(b)	711,632
850,000	TransDigm, Inc., 6.63%, 03/01/32(b)	848,182
925,000	TriNet Group, Inc., 7.13%, 08/15/31(b)	929,762
1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 4.80%(c)(d)	1,595,286
925,000	United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	859,322
775,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 10.50%, 02/15/28(b)	802,655
600,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, 02/15/29(b)	481,038
750,000	Univision Communications, Inc., 8.00%, 08/15/28(b)	749,140
825,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	824,264
950,000	Venture Global LNG, Inc., 8.13%, 06/01/28(b)	971,359
675,000	Venture Global LNG, Inc., 9.50%, 02/01/29(b)	725,709
725,000	Venture Global LNG, Inc., 8.38%, 06/01/31(b)	744,098
500,000	Vibrantz Technologies, Inc., 9.00%, 02/15/30(b)	464,426
500,000	Viking Cruises Ltd., 5.88%, 09/15/27(b)	484,778
575,000	Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	523,339

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$575,000	Vistra Operations Co. LLC, 6.88%, 04/15/32(b)	$573,535
950,000	Vital Energy, Inc., 9.75%, 10/15/30	1,035,110
800,000	Vital Energy, Inc., 7.88%, 04/15/32(b)	811,673
425,000	VOC Escrow Ltd., 5.00%, 02/15/28(b)	405,299
525,000	WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(b)	509,177
750,000	WESCO Distribution, Inc., 7.25%, 06/15/28(b)	761,808
875,000	WR Grace Holdings LLC, 4.88%, 06/15/27(b)	830,406
1,075,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	997,165
250,000	Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)	199,218
300,000	ZF North America Capital, Inc., 7.13%, 04/14/30(b)	306,180
925,000	ZipRecruiter, Inc., 5.00%, 01/15/30(b)	812,821
		141,513,101
Total Corporate Bonds (Cost $170,128,767)		167,280,916

ASSET-BACKED SECURITIES — 17.1%
CAYMAN ISLANDS — 1.0%
Collateralized Loan Obligations — 1.0%
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. Term SOFR + 5.962%), 11.29%, 04/20/31(b)(c)	989,282
5,000,000	Atrium VIII, Series 8A, Class SUB, 10.41%, 10/23/24(b)(c)(e)	3,500
12,131,250	Atrium XIII, Series 13A, Class SUB, 2.22%, 11/21/47(b)(c)(e)	5,041,375
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 7.90%, 04/20/32(b)(c)(e)	7,581,365
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 7.76%, 01/20/31(b)(c)(e)	2,628,971
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 8.11%, 07/25/31(b)(c)(e)	1,291,456
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 9.04%, 10/23/30(b)(c)(e)	$1,208,506
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. Term SOFR + 8.362%), 13.69%, 04/20/31(b)(c)(e)	6,034,225
		24,778,680
UNITED STATES — 16.1%
Other Asset-Backed Securities — 16.1%
3,099,986	510 Loan Acquisition Trust, Series 2020-1, Class A, STEP, 8.11%, 09/25/60(b)	3,037,322
182,120	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. Term SOFR + 1.164%), 6.48%, 01/25/34(c)	177,587
7,935,609	Ajax Mortgage Loan Trust, Series 2023-B, Class A, STEP, 4.25%, 10/25/62(b)	7,562,321
873,700	Ajax Mortgage Loan Trust, Series 2023-B, Class B, STEP, 4.25%, 10/25/62(b)	744,554
2,012,797	Ajax Mortgage Loan Trust, Series 2023-B, Class C, 3.34%, 10/25/62(b)(f)	747,231
345,224	Ajax Mortgage Loan Trust, Series 2023-B, Class SA, 1.16%, 10/25/62(b)(f)	250,950
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. Term SOFR + 2.094%), 7.41%, 05/25/35(c)	3,960,147
1,750,000	AMSR Trust, Series 2020-SFR1, Class G, 4.31%, 04/17/37(b)	1,691,234
6,000,000	AMSR Trust, Series 2020-SFR5, Class F, 2.69%, 11/17/37(b)	5,630,416
1,800,000	AMSR Trust, Series 2023-SFR2, Class F1, 3.95%, 06/17/40(b)	1,484,495
2,230,000	AMSR Trust, Series 2023-SFR2, Class F2, 3.95%, 06/17/40(b)	1,774,888

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,893,865	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.594%), 5.91%, 05/25/35(c)	$5,382,261
4,721,976	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. Term SOFR + 0.804%), 6.12%, 01/25/36(c)	4,428,383
6,035,015	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. Term SOFR + 0.744%), 3.79%, 01/25/36(c)	5,110,652
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)	1,074,427
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.27%, 12/10/25(c)	741,296
10,816,410	Barclays Mortgage Trust, Series 2021-NPL1, Class A, STEP, 2.00%, 11/25/51(b)	10,273,221
1,177,500	Barclays Mortgage Trust, Series 2021-NPL1, Class B, STEP, 4.63%, 11/25/51(b)	1,070,645
2,568,574	Barclays Mortgage Trust, Series 2021-NPL1, Class C, 0.00%, 11/25/51(b)(f)	3,121,902
5,343,910	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. Term SOFR + 1.114%), 6.43%, 05/28/39(b)(c)	4,314,040
1,081,397	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. Term SOFR + 1.414%), 6.73%, 05/28/39(b)(c)	541,131
662,255	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. Term SOFR + 1.114%), 6.43%, 12/28/40(b)(c)	654,242
1,390,885	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. Term SOFR + 1.044%), 6.36%, 12/28/40(b)(c)	1,371,519
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$908,185	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. Term SOFR + 1.914%), 4.99%, 05/25/35(c)	$892,106
1,811,641	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. Term SOFR + 1.134%), 5.12%, 12/25/35(c)	2,683,378
2,695,299	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. Term SOFR + 0.254%), 5.11%, 12/25/36(c)	3,746,241
4,650,000	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class M3, (1 mo. Term SOFR + 2.364%), 7.68%, 04/25/36(c)	4,677,588
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. Term SOFR + 0.534%), 5.85%, 12/26/36(c)	3,877,502
7,368,454	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. Term SOFR + 0.614%), 5.93%, 02/25/37(c)	5,448,260
4,891,531	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(c)	4,469,778
3,100,000	CFMT LLC, Series 2021-HB7, Class M3, 3.85%, 10/27/31(b)(c)	2,927,695
3,400,000	CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(b)(c)	2,944,090
6,000,000	CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1 mo. Term SOFR + 1.864%), 7.18%, 10/25/37(b)(c)	5,471,920
3,766,500	CIT Mortgage Loan Trust, Series 2007-1, Class 2M2, (1 mo. Term SOFR + 1.864%), 7.18%, 10/25/37(b)(c)	3,278,316
2,818,744	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.314%), 5.63%, 05/25/37(c)	1,817,316

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$75,742	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. Term SOFR + 0.384%), 5.70%, 05/25/37(c)	$48,832
3,360,607	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.284%), 5.60%, 07/25/45(c)	2,288,861
1,034,007	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(c)	975,418
2,066,155	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(c)	693,146
2,330,950	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(c)	748,584
11,183,347	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(c)	1,936,128
3,103,847	Countrywide Asset-Backed Certificates, Series 2007-QX1, Class A1, (1 mo. Term SOFR + 0.614%), 5.93%, 05/25/37(b)(c)	2,562,611
1,088,453	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 1AF4, 6.30%, 12/25/35(c)	1,023,573
3,142,346	Countrywide Asset-Backed Certificates Trust, Series 2006-13, Class 1AF4, 3.98%, 01/25/37(c)	3,023,958
9,265,544	Countrywide Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. Term SOFR + 0.564%), 5.88%, 03/25/37(c)	7,004,133
6,268,832	Countrywide Asset-Backed Certificates Trust, Series 2006-22, Class M1, (1 mo. Term SOFR + 0.344%), 5.78%, 05/25/47(c)	5,031,540
6,079,075	Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class M1, (1 mo. Term SOFR + 0.364%), 5.68%, 06/25/37(c)	4,881,001
478,699	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. Term SOFR + 0.294%), 5.62%, 05/15/36(c)	465,584
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$373,051	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. Term SOFR + 0.354%), 5.68%, 02/15/30(b)(c)	$358,290
33,084	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. Term SOFR + 0.304%), 5.63%, 05/15/35(b)(c)	33,067
3,737,040	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.42%, 02/01/47(b)(f)	3,398,056
1,942,638	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A4, (1 mo. Term SOFR + 0.454%), 5.77%, 07/25/37(b)(c)	1,239,068
4,896,898	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. Term SOFR + 0.654%), 4.54%, 03/25/36(c)	4,508,211
1,216,759	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. Term SOFR + 1.914%), 7.24%, 10/25/33(c)	1,153,396
9,144,739	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. Term SOFR + 0.489%), 5.81%, 07/25/36(c)	7,424,294
4,406,685	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. Term SOFR + 0.714%), 6.03%, 01/25/36(c)	3,863,841
3,349,119	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. Term SOFR + 0.414%), 5.73%, 03/25/37(c)	1,589,811
2,710,000	FirstKey Homes Trust, Series 2020-SFR2, Class F1, 3.02%, 10/19/37(b)	2,554,687
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)	3,745,732
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/19/39(b)	3,718,245

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,553,000	FirstKey Homes Trust, Series 2022-SFR2, Class E1, 4.50%, 07/17/39(b)	$2,360,325
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. Term SOFR + 0.729%), 6.05%, 11/25/35(c)	1,316,039
1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(b)	1,326,640
367,902	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. Term SOFR + 0.614%), 5.93%, 02/25/36(c)	352,494
4,841,965	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(c)	2,084,591
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. Term SOFR + 0.814%), 6.13%, 12/25/35(c)	1,052,975
8,049,570	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. Term SOFR + 0.474%), 5.79%, 03/25/36(c)	2,370,376
14,506,716	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 10/25/37	4,794,697
342,489	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(c)	124,180
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. Term SOFR + 3.489%), 8.81%, 02/25/47(c)	3,478,432
3,087,239	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. Term SOFR + 0.414%), 5.73%, 05/25/37(c)(e)	2,374,503
2,883,786	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)	2,558,390
3,652,122	Home Partners of America Trust, Series 2021-3, Class F, 4.24%, 01/17/41(b)	3,096,559
4,419,249	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.49%, 12/25/36	1,439,889
335,859	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(b)	329,311
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$104,993	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	$28,472
211,085	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. Term SOFR + 0.294%), 5.61%, 07/25/36(c)	88,474
1,151,174	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(c)	1,151,485
216,974	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. Term SOFR + 0.204%), 5.52%, 06/25/37(b)(c)	139,664
1,437,833	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. Term SOFR + 2.414%), 7.73%, 12/25/37(c)	1,357,316
4,292,864	Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.474%), 5.79%, 03/25/46(c)	3,313,667
4,855,753	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. Term SOFR + 0.434%), 5.75%, 10/25/36(c)	1,527,254
54,103	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. Term SOFR + 3.364%), 8.68%, 03/25/32(c)	54,103
1,169,048	Mastr Asset Backed Securities Trust, Series 2007-NCW, Class A1, (1 mo. Term SOFR + 0.414%), 5.73%, 05/25/37(b)(c)	997,497
3,704,470	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. Term SOFR + 0.434%), 5.75%, 03/25/36(c)	244,105
1,915,386	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,678,282
6,969,848	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. Term SOFR + 0.614%), 5.93%, 10/25/37(c)(e)	1,065,534

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$921,285	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. Term SOFR + 0.594%), 5.91%, 06/25/36(c)	$462,240
5,757,775	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. Term SOFR + 0.244%), 5.56%, 11/25/36(c)	2,432,288
1,385,307	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. Term SOFR + 3.914%), 9.23%, 02/25/47(b)(c)	1,273,599
3,571,314	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. Term SOFR + 0.654%), 5.97%, 02/25/36(c)	3,215,209
3,985,112	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	936,033
249,800	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. Term SOFR + 0.414%), 5.73%, 03/25/36(c)	244,482
5,725,090	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. Term SOFR + 0.789%), 6.11%, 12/25/35(c)	4,577,226
6,500,000	New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(b)	5,667,278
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39(b)	4,411,292
5,000,000	New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(b)	4,228,648
438,160	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. Term SOFR + 0.514%), 5.83%, 10/25/36(b)(c)	507,469
896,484	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	694,945
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$9,752,270	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(c)	$1,864,929
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(c)	710,237
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(c)	550,052
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(c)	704,150
500,788	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(c)	222,195
5,000,000	Pagaya AI Technology in Housing Trust, Series 2022-1, Class D, 4.25%, 08/25/25(b)	4,781,415
3,000,000	Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(b)	2,213,022
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.49%, 07/25/35	2,265,994
1,372,727	PRET LLC, Series 2021-NPL6, Class A1, STEP, 2.49%, 07/25/51(b)	1,333,440
2,000,000	PRET LLC, Series 2021-NPL6, Class A2, STEP, 5.07%, 07/25/51(b)	1,809,230
5,183,053	PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(b)(c)	4,979,391
3,286,490	PRET LLC, Series 2023-RN2, Class A1, STEP, 8.11%, 11/25/53(b)	3,264,988
2,955,085	PRET LLC, Series 2024-NPL1, Class A1, STEP, 7.14%, 01/25/54(b)	2,841,016
750,000	Progress Residential Trust, Series 2020-SFR1, Class G, 4.03%, 04/17/37(b)	725,590
2,938,745	Progress Residential Trust, Series 2021-SFR10, Class F, 4.61%, 12/17/40(b)	2,549,145
2,500,000	Progress Residential Trust, Series 2021-SFR11, Class F, 4.42%, 01/17/39(b)	2,151,467

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,500,000	Progress Residential Trust, Series 2021- SFR8, Class F, 3.18%, 10/17/38(b)	$3,105,971
2,400,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.05%, 11/17/40(b)	2,050,119
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class F, 4.88%, 02/17/41(b)	3,417,354
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class G, 5.52%, 02/17/41(b)	3,358,756
1,548,000	Progress Residential Trust, Series 2022-SFR3, Class E2, 5.60%, 04/17/39(b)	1,459,580
4,751,000	Progress Residential Trust, Series 2022-SFR4, Class E1, 6.12%, 05/17/41(b)	4,547,662
5,000,000	Progress Residential Trust, Series 2022-SFR5, Class E1, 6.62%, 06/17/39(b)	4,889,917
6,000,000	Progress Residential Trust, Series 2022-SFR6, Class D, 6.04%, 07/20/39(b)	5,873,416
5,000,000	Progress Residential Trust, Series 2022-SFR7, Class E1, 6.75%, 10/27/39(b)	4,912,505
925,000	Progress Residential Trust, Series 2023-SFR1, Class E1, 6.15%, 03/17/40(b)	889,554
3,641,863	PRPM LLC, Series 2022-1, Class A1, STEP, 3.72%, 02/25/27(b)	3,557,938
4,763,302	PRPM LLC, Series 2023-1, Class A1, 6.88%, 02/25/28(b)(c)	4,760,542
2,828,182	RCO VI Mortgage LLC, Series 2022-1, Class A1, STEP, 3.00%, 01/25/27(b)	2,739,895
2,069,350	RCO VII Mortgage LLC, Series 2024-1, Class A1, STEP, 7.02%, 01/25/29(b)	2,050,520
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. Term SOFR + 0.984%), 6.30%, 11/25/35(c)	3,067,421
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,768,896	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. Term SOFR + 0.404%), 5.87%, 06/25/36(c)	$1,705,302
3,500,000	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(b)(c)	2,918,587
3,177,858	RMF Buyout Issuance Trust, Series 2021-HB1, Class M6, 6.00%, 11/25/31(b)(c)(g)	2,218,622
4,203,683	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. Term SOFR + 0.594%), 5.91%, 09/25/36(c)	2,904,597
8,507,004	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. Term SOFR + 0.404%), 5.72%, 01/25/47(c)	7,572,457
5,793,391	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. Term SOFR + 0.654%), 5.97%, 02/25/37(c)	2,435,787
11,797,360	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. Term SOFR + 0.489%), 5.81%, 07/25/36(c)	8,688,607
4,417,339	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. Term SOFR + 0.789%), 6.11%, 11/25/35(c)	3,748,622
4,363,389	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. Term SOFR + 0.864%), 6.18%, 07/25/35(c)	2,786,442
2,437,073	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. Term SOFR + 0.774%), 6.09%, 02/25/37(c)	4,352,718
1,520,000	Tricon American Homes Trust, Series 2020-SFR1, Class F, 4.88%, 07/17/38(b)	1,450,572
1,500,000	Tricon Residential Trust, Series 2021-SFR1, Class F, 3.69%, 07/17/38(b)	1,361,025

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$968,000	Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(b)	$870,453
1,600,000	Tricon Residential Trust, Series 2022-SFR1, Class E2, 5.74%, 04/17/39(b)	1,526,396
4,000,000	Tricon Residential Trust, Series 2022-SFR2, Class E, 7.51%, 07/17/40(b)	3,991,353
3,992,975	VOLT CVI LLC, Series 2021-NP12, Class A1, STEP, 2.73%, 12/26/51(b)	3,808,526
4,029,544	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.264%), 5.58%, 01/25/37(c)	1,825,724
1,584,563	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE1, Class 2A4, (1 mo. Term SOFR + 0.344%), 5.66%, 01/25/37(c)	717,923
5,161,793	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.364%), 5.68%, 04/25/37(c)	1,903,660
7,967,996	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. Term SOFR + 0.514%), 5.83%, 06/25/37(b)(c)	2,496,231
		383,936,099

Total Asset-Backed Securities (Cost $497,721,977)		408,714,779

NON-AGENCY MORTGAGE-BACKED
SECURITIES — 22.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.7%
2,763,636	1Texas Capital Bank CLN, 0.08%, 02/01/26	2,752,610
284,267	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.86%, 07/25/35(c)	259,041
1,436,104	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.72%, 03/25/37(c)	900,992
18,208	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.24%, 12/25/57(b)(c)	6,125
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,230,360	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 3.72%, 01/25/61(b)	$1,197,353
3,048,304	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.37%, 01/25/61(b)(f)	3,065,787
7,474,253	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 2.00%, 03/25/60(b)	7,059,336
2,042,300	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 4.00%, 03/25/60(b)(c)	1,994,560
2,980,109	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.01%, 03/25/60(b)(c)	2,972,788
4,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.86%, 12/25/60(b)(c)	2,101,058
4,000,000	Ajax Mortgage Loan Trust, Series 2021-E, Class M1, 2.94%, 12/25/60(b)(c)	2,615,642
7,231,384	Ajax Mortgage Loan Trust, Series 2021-F, Class A, STEP, 1.88%, 06/25/61(b)	6,762,842
1,080,800	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 3.75%, 06/25/61(b)	1,043,780
2,001,172	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.55%, 06/25/61(b)(f)	1,457,047
8,357,685	Ajax Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 3.50%, 10/25/61(b)	7,872,678
532,000	Ajax Mortgage Loan Trust, Series 2022-A, Class A2, 3.00%, 10/25/61(b)(c)	455,025
283,800	Ajax Mortgage Loan Trust, Series 2022-A, Class A3, 3.00%, 10/25/61(b)(c)	238,981
2,128,000	Ajax Mortgage Loan Trust, Series 2022-A, Class B, 3.00%, 10/25/61(b)	1,517,019
1,044,150	Ajax Mortgage Loan Trust, Series 2022-A, Class C, 3.00%, 10/25/61(b)	935,981
310,300	Ajax Mortgage Loan Trust, Series 2022-A, Class M1, 3.00%, 10/25/61(b)	249,825
1,392,000	Ajax Mortgage Loan Trust, Series 2022-A, Class M2, 3.00%, 10/25/61(b)	1,067,221

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$88,700	Ajax Mortgage Loan Trust, Series 2022-A, Class M3, 3.00%, 10/25/61(b)	$67,563
9,172,279	Ajax Mortgage Loan Trust, Series 2022-B, Class A1, STEP, 3.50%, 03/27/62(b)	8,483,103
403,400	Ajax Mortgage Loan Trust, Series 2022-B, Class A2, 3.00%, 03/27/62(b)(c)	317,322
345,800	Ajax Mortgage Loan Trust, Series 2022-B, Class A3, 3.00%, 03/27/62(b)(c)	268,978
1,921,100	Ajax Mortgage Loan Trust, Series 2022-B, Class B, 3.00%, 03/27/62(b)	1,254,618
1,514,543	Ajax Mortgage Loan Trust, Series 2022-B, Class C, 3.00%, 03/27/62(b)	1,180,088
259,300	Ajax Mortgage Loan Trust, Series 2022-B, Class M1, 3.00%, 03/27/62(b)	200,404
1,287,100	Ajax Mortgage Loan Trust, Series 2022-B, Class M2, 3.00%, 03/27/62(b)	949,738
10,279,878	Ajax Mortgage Loan Trust, Series 2023-A, Class A1, STEP, 3.50%, 07/25/62(b)	9,430,154
481,800	Ajax Mortgage Loan Trust, Series 2023-A, Class A2, 3.00%, 07/25/62(b)(c)	403,690
273,000	Ajax Mortgage Loan Trust, Series 2023-A, Class A3, 2.50%, 07/25/62(b)(c)	216,441
1,605,800	Ajax Mortgage Loan Trust, Series 2023-A, Class B, 2.50%, 07/25/62(b)(c)	1,099,143
985,142	Ajax Mortgage Loan Trust, Series 2023-A, Class C, 2.50%, 07/25/62(b)(c)	509,389
827,000	Ajax Mortgage Loan Trust, Series 2023-A, Class M1, 2.50%, 07/25/62(b)(c)	586,202
12,750,398	Ajax Mortgage Loan Trust, Series 2023-C, Class A1, STEP, 3.50%, 05/25/63(b)	11,876,107
782,700	Ajax Mortgage Loan Trust, Series 2023-C, Class A2, 3.00%, 05/25/63(b)(c)	645,148
417,400	Ajax Mortgage Loan Trust, Series 2023-C, Class A3, 2.50%, 05/25/63(b)(c)	326,067
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,400,786	Ajax Mortgage Loan Trust, Series 2023-C, Class C, 2.50%, 05/25/63(b)(c)	$2,772,991
365,300	Ajax Mortgage Loan Trust, Series 2023-C, Class M1, 2.50%, 05/25/63(b)(c)	281,606
2,264,500	Ajax Mortgage Loan Trust, Series 2023-C, Class M2, 2.50%, 05/25/63(b)(c)	1,599,334
1,149,343	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 6.05%, 09/25/46(c)	957,174
777,666	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	638,631
3,294,372	American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1 mo. Term SOFR + 0.304%), 5.62%, 05/25/47(c)	1,876,215
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(c)	2,678,351
1,000,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, 03/25/49(b)(c)	975,209
14,042,374	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.00%, 07/31/57(b)(c)	5,277,769
3,587,784	Banc of America Alternative Loan Trust, Series 2006-7, Class A4, STEP, 6.50%, 10/25/36	1,029,087
1,033,823	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. Term SOFR + 0.514%), 5.83%, 01/25/37(c)	767,154
69,748	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 4.42%, 09/20/35(c)	59,313
268,640	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 4.89%, 02/20/36(c)	229,541
234,302	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 5.11%, 06/20/36(c)	207,033

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,038,190	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	$897,091
2,845,729	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 2.11%, 03/27/36(b)(c)	2,165,268
262,281	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 4.68%, 10/25/35(c)	238,733
18,979,458	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A1, STEP, 6.90%, 10/25/63(b)	19,064,649
3,017,556	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A2, STEP, 7.36%, 10/25/63(b)	3,028,417
1,822,054	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A3, STEP, 7.69%, 10/25/63(b)	1,826,265
963,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B1, 8.09%, 10/25/63(b)(c)	950,426
810,100	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B2, 8.09%, 10/25/63(b)(c)	775,958
2,216,500	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B3, 8.09%, 10/25/63(b)(c)	1,951,921
1,605,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class M1, 8.09%, 10/25/63(b)(c)	1,622,671
1,141	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class SA, 0.05%, 10/25/63(b)(c)	1,121
29,413,669	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class XS, 0.82%, 10/25/63(b)(c)	889,763
3,161,610	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, STEP, 5.90%, 01/25/64(b)	3,125,761
2,153,762	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A2, STEP, 6.11%, 01/25/64(b)	2,116,448
1,644,930	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A3, STEP, 6.31%, 01/25/64(b)	1,627,815
724,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B1, 8.09%, 01/25/64(b)(c)	716,058
663,800	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B2, 8.76%, 01/25/64(b)(c)	653,727
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,424,300	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B3, 8.76%, 01/25/64(b)(c)	$1,177,346
1,243,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class M1, 6.80%, 01/25/64(b)(c)	1,218,952
3,100	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class SA, 0.09%, 01/25/64(b)(c)	2,996
23,748,395	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class XS, 2.45%, 01/25/64(b)(c)	1,159,677
6,631,204	Barclays Mortgage Trust, Series 2022-RPL1, Class A, STEP, 4.25%, 02/25/28(b)	6,273,099
1,187,900	Barclays Mortgage Trust, Series 2022-RPL1, Class B, STEP, 4.25%, 02/25/28(b)	1,097,692
2,064,819	Barclays Mortgage Trust, Series 2022-RPL1, Class C, 14.87%, 02/25/28(b)(f)	777,961
37,493	Barclays Mortgage Trust, Series 2022-RPL1, Class SA, 8.62%, 02/25/28(b)(f)	23,405
1,787,774	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 5.52%, 12/26/37(b)(c)	1,243,097
488,541	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.78%, 02/25/36(c)	419,176
41,371	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.49%, 08/25/35(c)	37,391
202,340	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.29%, 05/25/47(c)	176,794
802,013	Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. Term SOFR + 0.554%), 5.87%, 04/25/36(c)	701,419
2,249,418	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. Term SOFR + 0.434%), 5.75%, 11/25/36(c)	1,860,184
2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. Term SOFR + 0.464%), 5.78%, 03/25/36(c)	383,079

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,945,505	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. Term SOFR + 0.464%), 5.78%, 03/25/36(c)	$383,079
549,114	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. Term SOFR + 0.394%), 5.71%, 08/25/36(c)	534,031
2,501,000	BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, 2.29%, 03/25/60(b)(c)	2,161,522
2,275,943	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(c)	1,948,770
5,399,328	Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.00%, 03/25/37	2,893,989
3,547,411	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	1,420,511
11,181,124	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	4,107,990
1,153,046	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(b)(c)	1,042,114
1,765,312	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	1,510,326
2,068,078	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	1,568,087
11,783	Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 7.20%, 10/25/35(c)	4,844
51,857	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 4.65%, 06/25/36(c)	46,552
2,750,297	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(b)	1,322,814
3,630,751	Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 6.17%, 09/25/62(b)	3,617,297
92,511	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 5.72%, 05/25/35(c)	85,880
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,354,000	COLT Mortgage Loan Trust, Series 2022-1, Class B1, 4.08%, 12/27/66(b)(c)	$1,884,742
1,599,272	COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.25%, 04/25/67(b)(c)	1,584,675
298,174	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	209,285
524,639	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. Term SOFR + 0.714%), 5.73%, 08/25/35(c)	474,989
4,568,082	Countrywide Alternative Loan Trust, Series 2005-42CB, Class A1, (1 mo. Term SOFR + 0.794%), 5.50%, 10/25/35(c)	2,639,973
3,590,940	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. Term SOFR + 0.614%), 5.93%, 11/25/35(c)	1,924,777
4,986,876	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. Term SOFR + 5.386%), 0.07%, 11/25/35(c)(e)	261,175
78,655	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.62%, 12/25/35(c)	71,699
49,665	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 6.09%, 12/25/35(c)	43,047
1,781,426	Countrywide Alternative Loan Trust, Series 2005-79CB, Class A1, (1 mo. Term SOFR + 0.664%), 5.50%, 01/25/36(c)	891,510
728,798	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.564%), 5.50%, 05/25/35(c)	605,544
532,825	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	322,169
2,414,680	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. Term SOFR + 0.464%), 5.78%, 05/25/36(c)	957,617

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,550,172	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	$694,304
2,886,755	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	1,192,985
938,815	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. Term SOFR + 0.464%), 5.78%, 08/25/36(c)	425,257
938,815	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. Term SOFR + 7.036%), 1.72%, 08/25/36(c)	125,079
967,787	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	506,788
6,951,498	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A1, 6.00%, 10/25/36	3,619,244
1,004,068	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. Term SOFR + 0.514%), 5.83%, 03/25/36(c)	347,464
1,784,803	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. Term SOFR + 6.986%), 1.67%, 03/25/36(c)(e)	237,402
2,820,347	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,103,862
1,054,065	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	531,786
763,119	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	370,530
1,020,962	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	532,262
2,334,511	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,217,059
4,450,119	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. Term SOFR + 0.454%), 5.77%, 02/25/37(c)	1,758,436
2,225,060	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. Term SOFR + 6.486%), 1.17%, 02/25/37(c)(e)	285,883
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$102,488	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	$80,879
290,769	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. Term SOFR + 0.514%), 5.50%, 05/25/36(c)	222,851
2,367,210	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	1,091,386
1,496,083	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (1 mo. LIBOR USD + 1.500%), 6.94%, 11/20/46(c)	1,112,558
3,371,444	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 6.82%, 11/25/46(c)	2,595,576
834,052	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. Term SOFR + 0.494%), 5.81%, 11/25/46(c)	763,429
2,342,377	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.304%), 5.62%, 03/20/47(c)	1,871,070
498,270	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. Term SOFR + 0.534%), 5.85%, 05/25/36(c)	433,758
1,692,237	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. Term SOFR + 0.474%), 5.79%, 04/25/46(c)	1,497,485
1,716,498	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	738,042
1,728,933	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	773,566
883,784	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	416,234
4,031,330	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	1,488,782
3,444,917	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	1,542,642

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$778,089	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	$366,139
139,108	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.10%, 11/25/36	217,097
4,760,782	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 5.93%, 03/25/47(c)	3,906,371
132,171	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. Term SOFR + 0.474%), 5.79%, 04/25/47(c)	38,879
852,759	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. Term SOFR + 0.594%), 5.91%, 08/25/47(c)	728,027
895,978	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	475,134
1,364,876	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	638,043
821,846	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- 31, Class 2A3, 4.11%, 01/25/36(c)	692,374
4,119,613	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J2, Class 3A9, (1 mo. Term SOFR + 1.514%), 6.00%, 08/25/35(c)	2,692,875
124,693	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J3, Class 2A4, 4.50%, 09/25/35	104,749
9,718,097	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 6.05%, 04/25/46(c)	2,890,845
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,686,090	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA5, Class 3A1, (1 mo. Term SOFR + 0.514%), 5.83%, 04/25/46(c)	$1,536,456
1,337,377	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 21, Class 1A1, 6.25%, 02/25/38	611,920
6,545,009	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 4, Class 1A71, 6.00%, 05/25/37	2,749,019
2,295,466	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 8, Class 1A12, 5.88%, 01/25/38	968,978
1,253,376	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- HYB1, Class 3A1, 4.48%, 03/25/37(c)	1,036,830
5,892,556	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-12, Class 2A1, 6.50%, 01/25/36	3,281,983
1,116,440	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	925,222
2,425,729	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(c)	567,843
7,024,172	Credit Suisse Mortgage Capital Certificates Trust, Series 2009- 12R, Class 3A1, 6.50%, 10/27/37(b)	2,645,390
2,241,914	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 6.33%, 04/27/37(b)(c)	2,193,638
4,880,859	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. Term SOFR + 0.264%), 2.96%, 10/27/36(b)(c)	3,488,148
3,085,300	Credit Suisse Mortgage Capital Certificates Trust, Series 2020-RPL2, Class A12, 3.56%, 02/25/60(b)(c)	3,108,794

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020-SPT1, Class B2, 3.39%, 04/25/65(b)(c)	$1,810,246
2,244,775	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class A2, 3.50%, 09/27/66(b)(c)	1,926,568
3,790,395	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class B2, 0.43%, 09/27/66(b)(f)	2,996,927
2,687,248	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class PT2, 3.16%, 07/26/60(b)(c)	839,496
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-NQM2, Class B1, 3.44%, 02/25/66(b)(c)	2,182,980
3,869,640	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-RPL9, Class A1, 2.44%, 02/25/61(b)(c)	3,725,071
6,035,465	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. Term SOFR + 1.464%), 6.25%, 11/25/35(c)	1,306,781
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(c)	1,352,301
3,314,000	Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.27%, 01/25/67(b)(c)	2,470,173
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(c)	1,748,101
3,437,000	GCAT Trust, Series 2021-NQM7, Class B1, 4.50%, 08/25/66(b)(c)	2,537,750
406,938	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.64%, 11/19/35(c)	330,359
2,867,032	GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, (1 mo. Term SOFR + 0.514%), 5.83%, 06/25/34(b)(c)	2,509,638
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,680,013	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. Term SOFR + 0.464%), 5.78%, 01/25/35(b)(c)	$2,300,817
3,557,339	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. Term SOFR + 0.464%), 5.78%, 09/25/35(b)(c)	2,982,683
999,230	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. Term SOFR + 0.464%), 5.78%, 01/25/36(b)(c)	796,233
3,965,998	GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1 mo. Term SOFR + 0.254%), 3.67%, 04/26/37(b)(c)	2,283,590
169,781	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 6.05%, 01/25/35(c)	159,157
2,499,964	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	833,585
47,994	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.61%, 01/25/36(c)	48,905
480,365	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	301,975
8,316,387	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 3.11%, 06/25/47(c)	5,032,778
1,360,134	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. Term SOFR + 0.614%), 5.68%, 07/19/47(c)	1,211,007
150,319	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 4.92%, 04/25/37(c)	135,540
3,690,000	Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(b)(c)	3,479,662
2,657,338	Homeward Opportunities Fund Trust, Series 2022-1, Class A2, STEP, 5.08%, 07/25/67(b)	2,560,444
1,628,717	Impac Secured Assets Trust, Series 2006-2, Class 1A2B, (1 mo. Term SOFR + 0.454%), 5.77%, 08/25/36(c)	1,630,062
741,511	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A4, 6.00%, 07/25/37	507,844

58

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$14,601,823	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.41%, 07/25/47(c)(g)	$8,448
1,362,495	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. Term SOFR + 0.654%), 5.97%, 06/25/37(c)	1,594,065
2,487,202	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. Term SOFR + 0.594%), 5.91%, 08/25/37(c)	2,140,593
755,970	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.86%, 10/25/37(c)	504,924
6,185,372	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	1,744,415
18,216	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 4.72%, 10/26/48(b)(c)	18,204
92,372,672	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(c)	2,618,229
5,433,641	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(c)	154,012
97,806,314	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.18%, 12/25/51(b)(c)	959,451
1,255,883	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.18%, 12/25/51(b)(c)	944,424
439,586	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.18%, 12/25/51(b)(c)	311,289
1,499,232	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 2.99%, 12/25/51(b)(c)	595,200
30,576,627	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(c)	866,529
18,151,248	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(c)	343,407
7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(c)	337,938
3,329,505	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(c)	94,357
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$59,930,244	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(c)	$845,460
3,713,852	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(c)	2,964,375
871,587	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(c)	688,364
1,212,573	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(c)	946,550
644,263	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(c)	484,623
265,211	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(c)	187,717
868,837	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 3.21%, 02/25/52(b)(c)	340,254
3,314,195	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 9.02%, 02/25/59(b)(f)	593,307
3,876,536	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)	3,297,812
4,203,122	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	964,582
2,241,683	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(b)	1,586,702
960,128	MASTR Resecuritization Trust, Series 2008-3, Class A1, 4.80%, 08/25/37(b)(c)	379,728
4,722,440	MCM Trust, Series 2021-VFN1, 2.50%, 09/25/31(b)(e)(g)	4,533,409
3,860,965	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%, 09/25/31(e)(g)	2,531,175
1,497,817	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. Term SOFR + 0.534%), 5.85%, 04/25/37(c)	1,175,938
501,465	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.57%, 05/25/36(c)	327,944

59

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$360,791	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	$142,616
2,343,597	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.32%, 05/26/37(b)	2,399,488
2,336,935	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. Term SOFR + 0.274%), 5.76%, 12/26/46(b)(c)	2,103,241
613,159	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. Term SOFR + 1.914%), 7.23%, 11/25/34(c)	554,031
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(c)	1,041,083
304,906	NRPL Trust, Series 2019-3A, Class A1, STEP, 7.00%, 07/25/59(b)	305,002
3,860,570	PRET LLC, Series 2024-NPL2, Class A1, STEP, 7.02%, 02/25/54(b)	3,826,988
2,176,597	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(b)	1,940,421
1,125,028	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(b)	934,409
2,841,372	PRPM LLC, Series 2020-4, Class A1, STEP, 5.61%, 10/25/25(b)	2,835,997
349,262	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. Term SOFR + 0.534%), 5.85%, 07/25/36(b)(c)	320,096
5,081,518	Residential Accredit Loans, Inc., Series 2005-QA10, Class A21, 4.69%, 09/25/35(c)	2,081,988
1,276,886	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 5.48%, 12/25/35(c)	1,101,203
3,517,771	Residential Accredit Loans, Inc., Series 2005-QA4, Class A11, 4.79%, 04/25/35(c)	1,611,311
478,280	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. Term SOFR + 0.494%), 5.81%, 05/25/46(c)	429,959
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$402,219	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	$327,375
2,605,239	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. Term SOFR + 0.664%), 5.98%, 01/25/37(c)	1,834,194
642,387	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. Term SOFR + 0.364%), 5.68%, 07/25/36(c)	111,397
1,874,412	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 5.17%, 09/25/35(c)	1,148,414
5,583,677	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 5.44%, 08/25/36(c)	3,844,900
81,880	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 5.72%, 09/25/36(c)	46,659
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 01/26/60(b)(c)	1,691,634
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(c)	2,924,116
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(c)	2,246,703
5,000,000	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, STEP, 7.50%, 02/25/30(b)	4,962,946
3,000,000	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, STEP, 7.76%, 04/25/30(b)	3,014,262
10,569,317	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 11.84%, 07/25/56(b)(f)	1,148,967
16,182,379	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.19%, 07/25/56(b)(c)	1,744,376
4,679,928	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 3.40%, 11/25/57(b)(c)	1,539,326

60

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,600,519	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 1.11%, 08/25/57(b)(c)	$848,927
5,130,398	Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(b)(c)	4,965,981
100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(c)	83,614
175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(c)	143,045
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(c)	207,658
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(c)	2,051,850
992,054	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 5.15%, 05/25/35(c)	770,304
1,552,811	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.14%, 04/25/36(c)	845,924
716,971	Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 4A1, (1 mo. Term SOFR + 0.474%), 5.79%, 06/25/36(c)	693,144
2,905,936	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. Term SOFR + 0.554%), 5.87%, 05/25/46(c)	993,277
1,009,695	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. Term SOFR + 0.474%), 5.79%, 09/25/47(c)	887,477
2,091,898	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. Term SOFR + 0.464%), 5.78%, 06/25/35(b)(c)	1,786,532
13,255,645	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)	7,154,017
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$392,251	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.94%, 04/25/37(c)	$235,241
128,331	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 6.43%, 04/25/37(c)	62,564
27,400	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. Term SOFR + 1.965%), 7.18%, 06/25/47(c)	26,849
4,000,000	TRK Trust, Series 2022-INV1, Class B1, 4.03%, 02/25/57(b)(c)	2,901,846
3,593,189	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 02/01/51(b)(e)(g)	3,281,784
1,322,747	TVC Holdings Plc, Series 2021-1, Class CERT, 0.48%, 02/01/51(e)(f)(g)	1,145,118
3,951,000	TVC Mortgage Trust, Series 2023-RTL1, Class A1, STEP, 8.25%, 11/25/27(b)	3,939,490
3,343,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b)(c)	3,030,878
3,162,000	Verus Securitization Trust, Series 2021-1, Class B1, 2.98%, 01/25/66(b)(c)	2,230,616
5,000,000	Verus Securitization Trust, Series 2022-1, Class B1, 4.01%, 01/25/67(b)(c)	3,550,665
2,680,000	Verus Securitization Trust, Series 2023-INV1, Class M1, 7.59%, 02/25/68(b)(c)	2,681,868
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(c)	2,616,987
25,274,074	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.39%, 02/25/38(b)(c)	5,651,606
1,107,314	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	701,578
628,525	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	526,456

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,457,605	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	$2,515,724
3,675,993	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	837,503
1,086,395	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 6.05%, 08/25/46(c)	548,087
662,953	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.79%, 07/25/37(c)	529,365
5,327,876	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 5.89%, 05/25/47(c)	4,206,364
2,192,216	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 5.89%, 06/25/47(c)	1,704,068
1,155,751	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A1, 5.75%, 01/25/36	942,179
2,348,355	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.75%, 01/25/36	1,913,830
1,498,116	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, (1 mo. Term SOFR + 1.464%), 6.25%, 11/25/35(c)	1,091,204
3,690,999	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-5, Class A6, 6.00%, 06/25/37	3,136,135
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$470,281	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. Term SOFR + 0.434%), 5.75%, 03/25/37(c)	$367,574
3,928,983	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. Term SOFR + 6.566%), 1.25%, 03/25/37(c)(e)	263,044
832,583	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. Term SOFR + 0.654%), 5.97%, 03/25/37(c)	652,574
748,594	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. Term SOFR + 0.604%), 5.92%, 03/25/37(c)	589,473
1,000,118	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 5.35%, 03/25/38(c)	801,368
1,689,793	Western Alliance Bank, Series 2021-CL2, Class M1, (SOFR 30A + 3.150%), 8.48%, 07/25/59(b)(c)	1,738,290
2,377,695	Western Alliance Bank, Series 2021-CL2, Class M2, (SOFR 30A + 3.700%), 9.03%, 07/25/59(b)(c)	2,449,433
		471,452,686
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
674,531	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. Term SOFR + 0.819%), 6.14%, 01/25/36(b)(c)	641,148
575,435	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. Term SOFR + 0.864%), 6.18%, 01/25/36(b)(c)	545,673
846,590	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. Term SOFR + 1.419%), 6.74%, 07/25/36(b)(c)	799,514
4,767,496	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. Term SOFR + 0.789%), 6.11%, 09/25/37(b)(c)	4,442,308
5,728,913	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. Term SOFR + 1.614%), 6.93%, 10/25/37(b)(c)	3,272,506

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$7,214,468	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. Term SOFR + 1.614%), 6.93%, 12/25/37(b)(c)	$6,193,505
873,423	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(b)	796,935
724,826	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1 mo. Term SOFR + 0.514%), 5.83%, 06/25/37(b)(c)	715,419
3,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.714%), 6.03%, 06/25/37(b)(c)	2,435,549
3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. Term SOFR + 2.114%), 7.43%, 10/25/37(b)(c)	3,116,687
1,283,952	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(c)	1,068,809
477,898	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(c)	389,200
1,039,846	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(c)	898,961
1,215,880	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(c)	1,021,046
1,450,418	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(c)	1,196,463
1,014,474	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(c)	856,807
266,982	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(c)	226,851
1,800,608	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(c)	1,263,684
1,241,259	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 4.01%, 08/25/51(b)(c)	890,398
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,160,940	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.92%, 08/25/51(b)(c)	$810,436
2,243,267	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(b)(c)	1,490,629
4,136,112	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(c)	2,666,675
2,728,699	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M7, 6.54%, 10/25/51(b)(c)	1,917,319
1,969,995	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M5, 5.68%, 12/26/51(b)(c)	1,444,658
3,454,616	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M6, 7.11%, 12/26/51(b)(c)	2,403,463
4,348,087	Velocity Commercial Capital Loan Trust, Series 2022-1, Class M4, 5.20%, 02/25/52(b)(c)	3,257,646
2,322,897	Velocity Commercial Capital Loan Trust, Series 2022-4, Class M2, 6.97%, 08/25/52(b)(c)	2,233,183
1,865,845	Velocity Commercial Capital Loan Trust, Series 2022-4, Class M3, 7.53%, 08/25/52(b)(c)	1,677,230
3,953,602	Velocity Commercial Capital Loan Trust, Series 2023-2, Class M2, 8.00%, 05/25/53(b)(c)	3,972,930
1,239,676	Velocity Commercial Capital Loan Trust, Series 2023-3, Class M2, 8.27%, 08/25/53(b)(c)	1,246,012
1,239,676	Velocity Commercial Capital Loan Trust, Series 2023-3, Class M3, 9.32%, 08/25/53(b)(c)	1,240,487
2,984,071	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M2, 9.08%, 11/25/53(b)(c)	3,059,912
995,685	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M4, 10.72%, 11/25/53(b)(c)	926,228
		59,118,271
Total Non-Agency Mortgage-Backed Securities (Cost $621,405,857)		530,570,957

63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
$1,345,307	Freddie Mac STACR Debt Notes, Series 2017-DNA1, Class B2, (SOFR 30A + 10.114%), 15.44%, 07/25/29(c)	$1,530,889
29,416	Freddie Mac STACR Securitized Participation Interests Trust, Series 2018-SPI2, Class M2, 3.85%, 05/25/48(b)(c)	28,165
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,316,267)		1,559,054

U.S. GOVERNMENT SECURITIES — 32.1%
U.S. Treasury Bonds — 23.7%
41,315,000	3.63%, 08/15/43	34,627,134
42,400,000	3.63%, 02/15/44	35,432,156
48,055,000	3.38%, 05/15/44	38,599,804
47,350,000	3.13%, 08/15/44	36,448,402
47,550,000	3.00%, 02/15/47	35,062,553
52,750,000	2.75%, 08/15/47	36,933,242
60,400,000	3.00%, 08/15/48	44,092,000
46,350,000	3.38%, 11/15/48	36,252,580
47,000,000	3.00%, 02/15/49	34,247,578
47,300,000	2.88%, 05/15/49	33,583,000
81,560,000	1.25%, 05/15/50	38,489,311
103,400,000	1.63%, 11/15/50	53,978,031
82,250,000	2.38%, 05/15/51	51,839,991
78,500,000	3.00%, 08/15/52	56,627,325
		566,213,107
U.S. Treasury Notes — 8.4%
205,000,000	0.75%, 11/15/24	200,025,146

Total U.S. Government Securities (Cost $1,072,439,397)		766,238,253
Principal Amount		Value
CASH SWEEP — 4.1%
UNITED STATES — 4.1%
$97,510,847	Citibank - U.S. Dollars on Deposit in Custody Account, 2.10%(h)	$97,510,847
Total Cash Sweep (Cost $97,510,847)		97,510,847

TOTAL INVESTMENTS — 100.1% (Cost $2,922,741,077)		$2,388,444,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,412,187)
NET ASSETS — 100.0%		$2,387,032,516

(a)	A copy of the underlying funds’ financial statements is available upon request.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $752,331,375, which is 31.52% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c)	Floating rate security. Rate shown is the rate in effect as of April 30, 2024.
(d)	Perpetual security with no stated maturity date.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Zero coupon security. The rate represents the yield at time of purchase.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $13,718,556 which is 0.57% of net assets and the cost is $17,000,856.
(h)	The rate shown represents the current yield as of April 30, 2024.

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap Agreements
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 1,945.47 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	12/04/2024	$50,000	$839,868	$–	$839,868
64

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap Agreements
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,120.01 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	11/13/2024	$80,000	$(4,503,558)	$–	$(4,503,558)
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,105.20 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	12/04/2024	70,000	(3,156,432)	–	(3,156,432)
Total Return Swap Agreements						$(6,820,122)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD

SPDR — Standard & Poor’s Depositary Receipt

STEP — Step Coupon Bond

USD — U.S. Dollar

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	17.1%
Corporate Bonds	7.0
Exchange-Traded Funds	17.3
Non-Agency Mortgage-Backed Securities	22.2
Preferred Stocks	0.2
U.S. Government Agencies and Securities	32.2
Other*	4.0
100.0%

*	Includes cash and equivalents, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
65

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2024
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 26.1%
Banks — 6.2%
$2,300,000	Banco Santander SA, 5.59%, 08/08/28	$2,287,024
5,032,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(a)	4,615,086
4,600,000	Bank of America Corp. GMTN, (SOFR RATE + 1.370%), 1.92%, 10/24/31(a)	3,655,290
2,479,000	Bank of New York Mellon Corp. (The) MTN, (SOFR RATE + 1.418%), 4.29%, 06/13/33(a)	2,275,675
4,600,000	Barclays Plc, (SOFR RATE + 1.880%), 6.50%, 09/13/27(a)	4,650,882
5,791,000	Citigroup, Inc., (3 mo. Term SOFR + 1.652%), 3.67%, 07/24/28(a)	5,455,213
5,959,000	Credit Suisse AG GMTN, 3.70%, 02/21/25	5,857,978
2,000,000	Danske Bank A/S MTN, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.98%, 09/10/25(a)(b)	1,961,814
5,980,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	6,047,918
6,565,000	JPMorgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	5,736,369
3,099,000	JPMorgan Chase & Co., (3 mo. Term SOFR + 1.522%), 4.20%, 07/23/29(a)	2,936,729
4,600,000	JPMorgan Chase & Co., (SOFR RATE + 2.080%), 4.91%, 07/25/33(a)	4,375,033
4,600,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(a)	4,206,323
10,274,000	Morgan Stanley, (SOFR RATE + 2.620%), 5.30%, 04/20/37(a)	9,626,614
4,989,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	4,697,037
Principal Amount		Value
Banks (continued)
$5,520,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	$5,522,842
5,431,000	Truist Financial Corp. MTN, (SOFR RATE + 2.050%), 6.05%, 06/08/27(a)	5,458,694
3,000,000	Wells Fargo & Co. GMTN, (SOFR RATE + 1.070%), 5.71%, 04/22/28(a)	3,003,654
		82,370,175
Consumer Discretionary — 2.3%
5,520,000	Clorox Co. (The), 1.80%, 05/15/30	4,500,913
2,754,000	General Motors Financial Co., Inc., 6.00%, 01/09/28	2,780,044
3,680,000	General Motors Financial Co., Inc., 5.55%, 07/15/29	3,623,657
3,229,000	Southwest Airlines Co., 5.13%, 06/15/27	3,182,458
3,997,000	Toyota Motor Credit Corp. GMTN, 5.25%, 09/11/28	3,997,311
4,557,000	Verisk Analytics, Inc., 4.00%, 06/15/25	4,463,175
2,135,000	Warnermedia Holdings, Inc., 6.41%, 03/15/26	2,134,591
5,520,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27	5,204,456
		29,886,605
Consumer Staples — 0.7%
4,600,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/34	4,449,558
4,448,000	Sysco Corp., 5.75%, 01/17/29	4,493,349
		8,942,907
Energy — 2.3%
7,504,000	BP Capital Markets America, Inc., 4.81%, 02/13/33	7,174,089
5,000,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	4,540,149
4,600,000	Enbridge, Inc., 5.70%, 03/08/33	4,553,221
5,122,000	Energy Transfer LP, 4.95%, 06/15/28	4,990,859
4,913,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	4,917,974

66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Energy (continued)
$4,600,000	Williams Cos., Inc. (The), 3.75%, 06/15/27	$4,369,454
		30,545,746
Financial Services — 3.4%
2,852,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	2,873,305
4,600,000	Air Lease Corp., 5.85%, 12/15/27	4,609,398
2,738,000	American Express Co., (SOFR RATE + 1.330%), 6.34%, 10/30/26(a)	2,759,650
4,600,000	Athene Global Funding, 1.73%, 10/02/26(b)	4,160,187
4,642,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	4,558,638
2,903,000	Capital One Financial Corp., (SOFR RATE + 2.640%), 6.31%, 06/08/29(a)	2,932,255
2,291,000	Charles Schwab Corp. (The), 2.45%, 03/03/27	2,110,048
2,976,000	Charles Schwab Corp. (The), 2.00%, 03/20/28	2,627,285
4,600,000	Corebridge Financial, Inc., 5.75%, 01/15/34	4,517,331
4,570,000	Diageo Capital Plc, 5.20%, 10/24/25	4,553,612
5,000,000	Metropolitan Life Global Funding I, 5.40%, 09/12/28(b)	4,976,351
5,520,000	Progressive Corp. (The), 3.00%, 03/15/32	4,677,892
		45,355,952
Health Care — 3.2%
4,600,000	AbbVie, Inc., 3.20%, 11/21/29	4,147,230
5,742,000	CVS Health Corp., 5.25%, 01/30/31	5,634,418
4,600,000	Haleon US Capital LLC, 3.38%, 03/24/27	4,343,941
3,038,000	HCA, Inc., 5.38%, 09/01/26	3,013,944
5,520,000	Kenvue, Inc., 4.90%, 03/22/33	5,344,493
4,904,000	Laboratory Corp. of America Holdings, 1.55%, 06/01/26	4,511,398
4,600,000	Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	4,383,870
Principal Amount		Value
Health Care (continued)
$4,570,000	Stryker Corp., 1.15%, 06/15/25	$4,344,107
3,272,000	Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	3,256,855
3,135,000	Zoetis, Inc., 5.40%, 11/14/25	3,126,390
		42,106,646
Industrials — 1.8%
5,520,000	BAE Systems Plc, 5.13%, 03/26/29(b)	5,419,445
1,365,000	John Deere Capital Corp. MTN, 4.95%, 07/14/28	1,352,699
6,216,000	L3Harris Technologies, Inc., 5.25%, 06/01/31	6,056,199
3,199,000	Magna International, Inc., 3.63%, 06/15/24	3,189,987
3,082,000	Ryder System, Inc., 6.30%, 12/01/28	3,172,031
4,600,000	Waste Connections, Inc., 5.00%, 03/01/34	4,397,890
		23,588,251
Information Technology — 2.0%
4,585,000	Fiserv, Inc., 3.50%, 07/01/29	4,176,067
2,176,000	Fiserv, Inc., 5.35%, 03/15/31	2,144,578
4,453,000	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	4,398,827
5,421,000	KLA Corp., 4.70%, 02/01/34	5,155,921
6,941,000	PayPal Holdings, Inc., 2.85%, 10/01/29	6,160,417
6,116,000	Texas Instruments, Inc., 1.75%, 05/04/30	5,054,936
		27,090,746
Materials — 1.4%
5,520,000	BHP Billiton Finance USA Ltd., 5.10%, 09/08/28	5,475,435
4,499,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	4,453,698
4,799,000	Nucor Corp., 2.00%, 06/01/25	4,622,998
3,653,000	Sherwin-Williams Co. (The), 3.45%, 08/01/25	3,549,515
		18,101,646

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Real Estate — 0.4%
$6,070,000	Public Storage Operating Co. REIT, 1.85%, 05/01/28	$5,312,724
Telecommunication Services — 0.3%
4,600,000	Cisco Systems, Inc., 4.95%, 02/26/31	4,522,649
Utilities — 2.1%
1,555,000	Duke Energy Corp., 2.65%, 09/01/26	1,456,868
4,600,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	4,544,130
4,600,000	Pacific Gas and Electric Co., 5.55%, 05/15/29	4,549,345
4,723,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,767,105
3,463,342	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	2,931,506
5,161,000	Southern California Edison Co., 5.65%, 10/01/28	5,194,464
4,570,000	Xcel Energy, Inc., 3.30%, 06/01/25	4,448,144
		27,891,562
Total Corporate Bonds (Cost $356,493,243)		345,715,609

ASSET-BACKED SECURITIES — 7.6%
BERMUDA — 0.4%
Collateralized Loan Obligations — 0.4%
5,000,000	Trinitas CLO XXIII Ltd., Series 2023-23A, Class A, (3 mo. Term SOFR + 1.800%), 7.12%, 10/20/36(a)(b)	5,026,986
CAYMAN ISLANDS — 3.6%
Collateralized Loan Obligations — 3.6%
3,500,000	AGL CLO 10 Ltd., Series 2021-10A, Class B, (3 mo. Term SOFR + 1.762%), 7.09%, 04/15/34(a)(b)	3,498,586
4,500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR, (3 mo. Term SOFR + 1.962%), 7.29%, 10/15/34(a)(b)	4,512,510
1,500,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class BR, (3 mo. Term SOFR + 1.712%), 7.02%, 05/15/30(a)(b)	1,499,987
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,000,000	Flatiron CLO 19 Ltd., Series 2019-1A, Class BR, (3 mo. Term SOFR + 1.812%), 7.14%, 11/16/34(a)(b)	$2,000,463
3,500,000	Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR, (3 mo. Term SOFR + 1.950%), 7.27%, 04/20/35(a)(b)	3,500,732
1,500,000	LCM XXIV Ltd., Series 24A, Class BR, (3 mo. Term SOFR + 1.662%), 6.99%, 03/20/30(a)(b)	1,500,380
1,750,000	OCP CLO Ltd., Series 2019-17A, Class BR, (3 mo. Term SOFR + 1.862%), 7.19%, 07/20/32(a)(b)	1,744,222
4,500,000	Octagon 55 Ltd., Series 2021-1A, Class B, (3 mo. Term SOFR + 1.912%), 7.24%, 07/20/34(a)(b)	4,500,581
4,500,000	Palmer Square CLO Ltd., Series 2022- 1A, Class B, (3 mo. Term SOFR + 1.800%), 7.12%, 04/20/35(a)(b)	4,472,711
3,000,000	Palmer Square CLO Ltd., Series 2023- 4A, Class B, (3 mo. Term SOFR + 2.150%), 7.47%, 10/20/33(a)(b)	3,003,646
4,000,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, (3 mo. Term SOFR + 1.662%), 6.99%, 07/20/29(a)(b)	3,999,973
3,000,000	Regatta XXI Funding Ltd., Series 2021-3A, Class B, (3 mo. Term SOFR + 1.962%), 7.29%, 10/20/34(a)(b)	3,000,386
4,700,000	RRX 3 Ltd., Series 2021-3A, Class A2, (3 mo. Term SOFR + 2.012%), 7.34%, 04/15/34(a)(b)	4,713,061
5,000,000	RRX 7 Ltd., Series 2022-7A, Class A2, (3 mo. Term SOFR + 2.000%), 7.33%, 07/15/35(a)(b)	5,003,187
		46,950,425

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
JERSEY CHANNEL ISLANDS — 0.3%
Collateralized Loan Obligations — 0.3%
$4,000,000	OCP Aegis CLO Ltd., Series 2023-29A, Class B, (3 mo. Term SOFR + 2.500%), 7.83%, 01/20/35(a)(b)	$4,029,637
UNITED STATES — 3.3%
Other Asset-Backed Securities — 3.3%
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.12%, 04/20/27(b)	3,009,913
3,850,000	Bank of America Auto Trust, Series 2023-2A, Class A3, 5.74%, 06/15/28(b)	3,864,156
1,483,070	Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.77%, 09/15/26	1,442,388
1,500,000	CarMax Auto Owner Trust, Series 2021-1, Class B, 0.74%, 10/15/26	1,433,260
84,936	CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/26	83,727
779,525	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 02/16/27	767,569
5,000,000	CarMax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 08/16/27	4,986,663
2,250,000	CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	2,270,657
1,500,000	CNH Equipment Trust, Series 2021-C, Class A4, 1.16%, 10/16/28	1,392,859
3,750,000	Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 03/15/27	3,764,235
411,836	Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 08/20/27(b)	405,650
1,500,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 03/20/30(b)	1,488,674
1,000,000	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	999,204
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(b)	3,746,253
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,000,000	Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/27	$1,982,361
1,246,536	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(b)	1,075,632
2,026,848	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(b)	1,757,764
3,700,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, 02/15/29(b)	3,635,273
373,691	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)	365,796
507,651	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(b)	426,845
1,800,000	Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 04/15/28	1,761,128
1,000,000	Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/26(b)	1,001,546
2,457,000	Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/27	2,451,110
180,267	World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	179,579
		44,292,242
Total Asset-Backed Securities (Cost $101,347,367)		100,299,290

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
442,645	JP Morgan Tax-Exempt Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	389,537
Total Non-Agency Mortgage-Backed Securities (Cost $447,630)		389,537

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Banks Funding Corp. — 0.4%
$5,000,000	5.65%, 07/25/33	$4,971,524
Total U.S. Government Agencies (Cost $5,000,000)		4,971,524

U.S. GOVERNMENT SECURITIES — 63.9%
U.S. Treasury Bonds — 4.9%
15,686,000	3.38%, 08/15/42	12,787,153
43,863,000	2.88%, 05/15/52	30,837,745
23,049,000	4.13%, 08/15/53	20,618,051
		64,242,949
U.S. Treasury Inflation Indexed Notes — 2.6%
36,531,373	1.25%, 04/15/28(c)	34,960,706
U.S. Treasury Notes — 56.4%
52,522,000	4.75%, 10/15/26	52,105,517
16,183,000	2.75%, 07/31/27	15,163,977
40,212,000	4.13%, 10/31/27	39,277,385
46,540,000	3.88%, 12/31/27	45,051,084
18,443,000	4.00%, 02/29/28	17,918,527
82,883,000	4.00%, 06/30/28	80,435,361
45,391,000	1.00%, 07/31/28	38,855,405
95,400,000	4.00%, 07/31/28	93,007,547
19,534,000	4.88%, 10/31/28	19,616,409
10,000,000	4.00%, 01/31/29	9,685,547
8,051,000	4.25%, 02/28/29	7,883,690
34,074,000	3.88%, 12/31/29	32,627,186
109,000,000	4.00%, 01/31/31	104,516,524
2,009,000	4.25%, 02/28/31	1,955,322
13,068,000	4.13%, 11/15/32	12,542,728
163,169,000	3.38%, 05/15/33	147,412,993
30,245,000	4.00%, 02/15/34	28,628,783
		746,683,985
Total U.S. Government Securities (Cost $879,749,652)		845,887,640
Shares		Value
INVESTMENT COMPANY — 9.4%
124,912,096	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(d)	$124,912,096
Total Investment Company (Cost $124,912,096)		124,912,096

TOTAL INVESTMENTS — 107.4% (Cost $1,467,949,988)		$1,422,175,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(97,774,209)
NET ASSETS — 100.0%		$1,324,401,487

(a)	Floating rate security. Rate shown is the rate in effect as of April 30, 2024.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Inflation protected security.
(d)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	7.6%
Corporate Bonds	26.1
Non-Agency Mortgage-Backed Securities	0.0 *
U.S. Government Agencies and Securities	64.3
Other**	2.0
100.0%

* Represents less than 0.01% of net assets.

** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

70

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments	April 30, 2024
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 35.0%
Banks — 8.0%
$147,000	Bank of America Corp., (SOFR RATE + 1.630%), 5.20%, 04/25/29(a)	$144,825
102,000	Bank of Montreal, Series H, MTN, 4.70%, 09/14/27	99,738
137,000	Bank of New York Mellon Corp. (The), (SOFR RATE + 1.026%), 4.95%, 04/26/27(a)	135,557
102,000	Citigroup, Inc., (3 mo. Term SOFR + 1.652%), 3.67%, 07/24/28(a)	96,086
249,000	JPMorgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	217,571
217,000	Morgan Stanley, (SOFR RATE + 1.295%), 5.05%, 01/28/27(a)	214,808
92,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	86,616
87,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	87,045
150,000	Wells Fargo & Co. GMTN, (SOFR RATE + 1.070%), 5.71%, 04/22/28(a)	150,183
		1,232,429
Consumer Discretionary — 4.6%
92,000	American Honda Finance Corp. GMTN, (SOFR RATE + 0.770%), 6.12%, 03/12/27(a)	92,253
87,000	Clorox Co. (The), 3.90%, 05/15/28	82,775
147,000	General Motors Financial Co., Inc., 5.40%, 05/08/27	145,943
218,000	Southwest Airlines Co., 5.13%, 06/15/27	214,858
190,000	Warnermedia Holdings, Inc., 3.76%, 03/15/27	179,139
		714,968
Consumer Staples — 2.1%
102,000	Constellation Brands, Inc., 5.00%, 02/02/26	100,860
117,000	Keurig Dr Pepper, Inc., (SOFRINDX + 0.880%), 6.24%, 03/15/27(a)	117,709
Principal Amount		Value
Consumer Staples (continued)
$112,000	Sysco Corp., 3.75%, 10/01/25	$108,941
		327,510
Energy — 3.0%
114,000	BP Capital Markets America, Inc., 3.94%, 09/21/28	108,389
113,000	Enbridge, Inc., 6.00%, 11/15/28	114,824
167,000	Energy Transfer LP, 4.95%, 06/15/28	162,724
87,000	Williams Cos., Inc. (The), 5.40%, 03/02/26	86,620
		472,557
Financial Services — 4.0%
147,000	Air Lease Corp., 5.85%, 12/15/27	147,300
152,000	American Express Co., (SOFR RATE + 1.000%), 5.10%, 02/16/28(a)	150,256
181,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	177,749
151,000	Corebridge Financial, Inc., 3.65%, 04/05/27	142,997
		618,302
Health Care — 4.8%
87,000	Cigna Group (The), 4.50%, 02/25/26	85,460
259,000	CVS Health Corp., 1.30%, 08/21/27	226,575
167,000	HCA, Inc., 5.38%, 09/01/26	165,678
87,000	Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	84,346
92,000	Zimmer Biomet Holdings, Inc., 3.05%, 01/15/26	88,131
87,000	Zoetis, Inc., 5.40%, 11/14/25	86,761
		736,951
Industrials — 1.3%
117,000	L3Harris Technologies, Inc., 5.40%, 01/15/27	116,758
87,000	Ryder System, Inc. MTN, 5.30%, 03/15/27	86,371
		203,129

71

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Information Technology — 0.6%
$102,000	Fiserv, Inc., 5.15%, 03/15/27	$100,982
Materials — 1.1%
170,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	168,288
Telecommunication Services — 1.1%
174,000	T-Mobile USA, Inc., 3.75%, 04/15/27	165,732
Utilities — 4.4%
87,000	DTE Energy Co. , STEP, 4.22%, 11/01/24	86,236
117,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	115,579
87,000	NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/26	86,209
217,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	219,026
87,000	Southern California Edison Co., 5.35%, 03/01/26	86,676
97,000	Southern Co. (The), 4.85%, 06/15/28	94,558
		688,284
Total Corporate Bonds (Cost $5,473,044)		5,429,132

ASSET-BACKED SECURITIES — 4.2%
UNITED STATES — 4.2%
Other Asset-Backed Securities — 4.2%
200,000	CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/27	198,040
250,000	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	249,801
200,000	Hyundai Auto Receivables Trust, Series 2022-C, Class A3, 5.39%, 06/15/27	199,629
Total Asset-Backed Securities (Cost $647,800)		647,470

U.S. GOVERNMENT SECURITIES — 59.1%
U.S. Treasury Bills — 30.4%
965,000	5.28%, 05/02/24(c)	964,859
722,000	5.29%, 05/30/24(c)	718,932
758,000	5.31%, 06/13/24(c)	753,222
772,000	5.29%, 07/02/24(c)	764,995
Principal Amount		Value
U.S. Treasury Bills (continued)
$758,000	5.23%, 08/29/24(c)	$744,790
779,000	5.26%, 09/26/24(c)	762,363
		4,709,161
U.S. Treasury Notes — 28.7%
464,000	4.13%, 05/31/25	459,124
460,000	5.00%, 08/31/25	458,760
462,000	4.50%, 11/15/25	457,416
448,000	4.25%, 01/31/26	441,613
462,000	3.63%, 05/15/26	449,421
199,000	4.38%, 08/15/26	196,303
179,000	4.75%, 11/15/26	177,595
179,000	4.00%, 01/15/27	174,833
160,000	4.13%, 09/30/27	156,394
160,000	3.88%, 11/30/27	154,956
322,000	4.00%, 02/29/28	312,843
325,000	4.00%, 06/30/28	315,402
364,000	4.38%, 08/31/28	358,298
352,000	4.00%, 01/31/29	340,931
		4,453,889
Total U.S. Government Securities (Cost $9,211,737)		9,163,050

Shares
INVESTMENT COMPANY — 2.3%
352,016	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(d)	352,016
Total Investment Company (Cost $352,016)		352,016

TOTAL INVESTMENTS — 100.6% (Cost $15,684,597)		$15,591,668

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(94,949)
NET ASSETS — 100.0%		$15,496,719

(a)	Floating rate security. Rate shown is the rate in effect as of April 30, 2024.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Zero coupon security. The rate represents the yield at time of purchase.
(d)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviations are used in the report:

GMTN — Global Medium Term Note

72

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

SOFRINDX — SOFR Index

STEP — Step Coupon Bond

PORTFOLIO DIVERSIFICATION BY SECTOR (UNAUDITED)

Sector:	Percentage of Net Assets
Asset-Backed Securities	4.2%
Corporate Bonds	35.0
U.S. Government Securities	59.1
Other*	1.7
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2024 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.3%
Alabama — 0.4%
$1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26(a)	$1,505,792
13,000,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B, 5.00%, 01/01/45(a)	13,124,930
		14,630,722
Arizona — 1.7%
1,715,000	Arizona Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	1,716,096
12,270,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/24	12,292,934
5,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/32	5,753,386
10,000,000	Arizona Transportation Board Refunding Revenue Bonds, 5.00%, 07/01/24	10,018,691
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,256,581
5,000,000	City of Phoenix Civic Improvement Corp. Current Refunding Revenue Bonds, 5.00%, 07/01/29	5,371,856
5,000,000	City of Phoenix Civic Improvement Corp. Current Refunding Revenue Bonds, 5.00%, 07/01/31	5,485,562
7,500,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/30	7,991,728
3,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/33	4,110,353
Principal Amount		Value
Arizona (continued)
$6,810,000	Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series A, 5.00%, 01/01/43	$7,418,484
2,000,000	Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series B, 5.00%, 01/01/43	2,205,530
5,250,000	Town of Gilbert Public Improvements GO, 5.00%, 07/15/25	5,347,094
		68,968,295
California — 6.3%
10,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/36	11,614,154
4,735,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/32	5,187,961
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/26	1,538,312
2,250,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/27	2,336,450
4,340,000	City of San Francisco CA Public Utilities Commission Water Revenue Cash Flow Management Revenue Bonds, Sub-Series C, 5.00%, 11/01/31	5,020,545
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/24	2,007,059
6,200,000	Los Angeles Community College District University & College Improvements GO, Series A-2, 5.50%, 08/01/24	6,197,343
4,325,000	Los Angeles Department of Water & Power Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	4,503,322

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
California (continued)
$5,000,000	Los Angeles Department of Water & Power Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	$5,322,375
6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	6,184,533
18,115,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series C, 5.00%, 05/01/30	19,532,410
4,415,000	State of California Current Refunding GO, 5.00%, 10/01/25	4,514,596
14,000,000	State of California Current Refunding GO, 5.00%, 12/01/25	14,359,505
10,000,000	State of California Current Refunding GO, 5.00%, 12/01/27	10,645,768
10,000,000	State of California Current Refunding GO, 5.00%, 10/01/37	11,119,584
9,500,000	State of California Current Refunding GO, 5.00%, 04/01/27	9,980,531
15,000,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	17,278,341
11,250,000	State of California Public Improvements GO, 5.00%, 09/01/25	11,489,400
8,500,000	State of California Public Improvements GO, 5.00%, 09/01/26	8,829,514
5,000,000	State of California Public Improvements GO, 5.00%, 09/01/31	5,682,840
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,040,610
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	5,886,778
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	8,044,285
10,000,000	State of California School Improvements GO, 1.75%, 11/01/30	8,160,096
Principal Amount		Value
California (continued)
$15,000,000	State of California Water Utility Improvements GO, 5.00%, 09/01/25	$15,319,200
15,000,000	State of California Water Utility Improvements GO, 5.00%, 09/01/26	15,581,494
4,100,000	State of California Water Utility Improvements GO, 5.00%, 09/01/27	4,342,929
5,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	5,351,563
7,265,000	State of California Water Utility Improvements GO, 5.00%, 04/01/29	7,928,641
7,500,000	University of California Current Refunding Revenue Bonds, Series BV, 5.00%, 05/15/24	7,503,221
10,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	11,580,463
		256,083,823
Colorado — 0.9%
3,225,000	Adams & Arapahoe Joint School District 28J Aurora Current Refunding GO, (State Aid Withholding), 5.00%, 12/01/24	3,248,872
6,175,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series A, 5.00%, 11/15/36	6,732,532
2,225,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series C, 5.00%, 11/15/27	2,369,532
11,220,000	City & County of Denver Co. Airport System Revenue Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	11,814,206
10,000,000	City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 12/01/32	10,513,964
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,073,042
		36,752,148

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
Connecticut — 2.4%
$5,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(b)	$5,346,289
11,200,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	11,869,265
11,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series X-2, 5.00%, 07/01/37(c)	12,792,579
1,000,000	Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	1,001,145
5,860,000	Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	5,995,639
7,000,000	State of Connecticut Current Refunding GO, Series B, 5.00%, 08/01/24	7,022,212
2,000,000	State of Connecticut Current Refunding GO, Series D, 5.00%, 09/15/24	2,010,082
9,345,000	State of Connecticut Public Improvements GO, Series A, 5.00%, 01/15/26	9,609,863
6,000,000	State of Connecticut Public Improvements GO, Series A, 3.85%, 09/15/27	5,780,984
6,775,000	State of Connecticut Special Tax Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	7,548,771
10,000,000	State of Connecticut Special Tax Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/35	10,581,833
11,400,000	State of Connecticut Special Tax Revenue Bonds, Series B, 5.00%, 10/01/35	12,162,826
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	1,907,747
Principal Amount		Value
Connecticut (continued)
$5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	$5,019,672
		98,648,907
Delaware — 2.0%
2,000,000	Delaware River & Bay Authority Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	2,017,453
1,665,000	Delaware River & Bay Authority Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/26	1,710,395
10,000,000	Delaware State Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 10/01/45	10,340,104
9,430,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/28	10,178,564
6,780,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/27	7,170,323
2,240,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/35	2,565,845
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	8,202,945
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	10,917,441
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	9,931,785
9,005,000	State of Delaware Public Improvements GO, Series A, 5.00%, 05/01/26	9,307,658
7,500,000	State of Delaware Public Improvements GO, Series A, 5.00%, 05/01/37	8,693,250
		81,035,763
District of Columbia — 2.2%
4,000,000	District of Columbia Current Refunding GO, Series B, 5.00%, 06/01/24	4,003,527

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
District of Columbia (continued)
$3,660,000	District of Columbia Current Refunding Revenue Bonds, Series C, 5.00%, 12/01/26	$3,823,987
4,145,000	District of Columbia Income Tax Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/25	4,195,557
8,800,000	District of Columbia Income Tax Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	9,066,665
3,500,000	District of Columbia Income Tax Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	3,719,173
4,280,000	District of Columbia Income Tax Revenue Bonds, Series A, 5.00%, 05/01/43	4,687,938
5,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	5,746,394
2,750,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,146,110
4,500,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/36	5,111,504
10,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/47	10,726,096
7,185,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.81%, 07/01/30	6,755,928
6,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.86%, 07/01/31	5,593,225
10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series A, 5.00%, 10/01/52	10,244,235
5,000,000	Metropolitan Washington Airports Authority Aviation Current Refunding Revenue Bonds, 5.00%, 10/01/25	5,075,994
Principal Amount		Value
District of Columbia (continued)
$8,875,000	Metropolitan Washington Airports Authority Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	$8,903,464
		90,799,797
Florida — 1.0%
5,650,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/34	6,524,217
6,545,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	7,424,850
2,545,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/25	2,586,475
2,670,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/26	2,765,135
2,805,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/27	2,965,519
2,945,000	State of Florida Department of Transportation Turnpike System Revenue Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/28	3,173,860
4,080,000	State of Florida Lottery Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	4,087,287
4,720,000	State of Florida Lottery Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	4,982,808
4,960,000	State of Florida Lottery Revenue Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	5,343,433
		39,853,584

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
Georgia — 1.5%
$18,480,000	Brookhaven Development Authority Revenue Bonds, Series A, 4.00%, 07/01/44	$17,930,623
9,280,000	City of Atlanta GA Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/34	10,246,628
12,890,000	City of Atlanta GA Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/35	14,195,374
5,500,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	5,720,515
10,000,000	State of Georgia Current Refunding GO, Series C, 5.00%, 01/01/31	11,297,657
		59,390,797
Hawaii — 3.1%
7,775,000	City & County of Honolulu GO, Series E, 5.00%, 03/01/30	8,615,566
10,000,000	City & County of Honolulu HI Refunding GO, Series A, 5.00%, 09/01/25	10,209,979
10,000,000	City & County of Honolulu Transit Improvements GO, Series E, 5.00%, 03/01/29	10,896,056
2,000,000	State of Hawaii Airports System Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	1,858,335
10,000,000	State of Hawaii Airports System Refunding Revenue Bonds, Series D, 5.00%, 07/01/33	11,069,320
6,015,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	6,438,670
10,350,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/31	11,092,529
Principal Amount		Value
Hawaii (continued)
$6,235,000	State of Hawaii Airports System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	$6,680,126
4,165,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	4,318,250
7,330,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/28	7,683,395
10,420,000	State of Hawaii Harbor System Revenue Airport & Marina Improvements Revenue Bonds, Series A, 4.00%, 07/01/31	10,612,526
3,000,000	State of Hawaii Public Facilities GO, Series GK, 4.93%, 10/01/28	3,004,354
20,000,000	State of Hawaii Public Facilities GO, Series GK, 5.06%, 10/01/29	20,186,668
5,000,000	State of Hawaii Public Facilities GO, Series GK, 5.13%, 10/01/30	5,062,695
4,360,000	State of Hawaii Public Facilities GO, Series GK, 5.15%, 10/01/31	4,412,035
2,000,000	State of Hawaii Public Facilities GO, Series GK, 5.20%, 10/01/32	2,025,696
		124,166,200
Idaho — 0.3%
2,000,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/25	2,039,565
1,750,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/34	2,046,802
3,600,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/35	4,194,336

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
Idaho (continued)
$1,500,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/37	$1,713,438
1,250,000	Idaho Housing & Finance Association Highway Improvements Revenue Bonds, Series A, 5.00%, 08/15/38	1,402,197
		11,396,338
Illinois — 0.2%
3,000,000	Illinois State Toll Highway Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/41	3,310,739
5,000,000	Metropolitan Water Reclamation District of Greater Chicago Advance Refunding GO, Series E, 2.53%, 12/01/32	4,038,641
		7,349,380
Iowa — 0.2%
2,250,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/25	2,294,082
2,075,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/26	2,152,920
1,375,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/28	1,488,315
3,185,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	3,606,719
		9,542,036
Maryland — 5.3%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	5,817,334
9,205,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/26	9,477,318
5,000,000	County of Baltimore Public Improvements COP, 5.00%, 03/01/27	5,245,045
4,540,000	County of Baltimore Refunding GO, 5.00%, 03/01/30	5,056,674
9,825,000	County of Howard Advance Refunding GO, Series D, 5.00%, 02/15/27	10,316,795
Principal Amount		Value
Maryland (continued)
$13,515,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/24	$13,556,204
13,915,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/36	15,665,411
3,185,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 09/15/25	3,254,014
15,000,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 08/01/24	15,043,866
10,000,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 07/01/30	11,202,214
15,000,000	County of Prince George’s School Improvements GO, Series A, 5.00%, 07/01/31	17,069,937
8,000,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/25	8,156,738
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	10,067,825
6,070,000	State of Maryland Public Facilities GO, Series A, 5.00%, 08/01/34	6,896,940
11,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/27	11,621,380
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/28	21,554,796
10,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/29	10,986,270
4,855,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/31	5,408,325
10,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/31	11,365,931
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/36	17,106,075
		214,869,092

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
Massachusetts — 6.3%
$3,900,000	City of Boston Public Improvements GO, Series A, 5.00%, 11/01/31	$4,517,145
12,285,000	City of Boston Public Improvements GO, Series A, 5.00%, 11/01/35	14,537,370
3,670,000	City of Cambridge School Improvements GO, 5.00%, 02/15/25	3,718,209
2,270,000	City of Lowell School Improvements GO, (State Aid Withholding), 5.00%, 09/01/36	2,614,439
1,800,000	City of Lowell School Improvements GO, (State Aid Withholding), 5.00%, 09/01/38	2,039,912
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	13,505,776
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	9,715,528
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/29	11,041,650
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/30	11,233,386
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/31	11,391,857
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 10/01/32	11,552,278
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,031,209
11,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/32	12,590,764
7,700,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/30	8,553,456
Principal Amount		Value
Massachusetts (continued)
$5,000,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	$5,178,947
9,000,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Subseries A-1, 5.00%, 07/01/43	9,892,004
7,280,000	Massachusetts Clean Water Trust Advance Green Revenue Bonds, Series 2020, 5.00%, 02/01/36	7,356,518
3,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/25	3,538,318
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/26	2,058,401
3,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/27	3,683,158
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/28	2,688,520
2,160,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/29	2,369,710
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/30	2,236,278
2,750,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/31	3,128,856
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/32	2,889,684
1,515,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/33	1,777,182

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
Massachusetts (continued)
$1,750,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/29	$1,919,904
2,000,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/30	2,236,278
3,500,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/33	4,105,701
1,000,000	Massachusetts Clean Water Trust Green Revenue Bonds, 5.00%, 02/01/41	1,101,697
1,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/40	1,105,923
2,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/41	2,203,393
4,900,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/42	5,376,135
4,000,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/43	4,368,824
10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	10,638,346
10,000,000	Massachusetts Development Finance Agency Health Care Facilities Revenue Bonds, Series D, 5.00%, 07/01/47	10,634,572
16,275,000	Massachusetts Development Finance Agency Health Care Facilities Revenue Bonds, Series T, 5.00%, 03/01/34	18,962,297
7,500,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/33	8,765,506
7,500,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/34	8,879,662

Principal Amount		Value
Massachusetts (continued)
$525,000	Massachusetts Health & Educational Facilities Authority Current Refunding Revenue Bonds, Series I, 5.00%, 11/01/24	$528,826
980,000	Massachusetts Health & Educational Facilities Authority Current Refunding Revenue Bonds, Series J-1, 5.00%, 11/01/34	1,170,117
2,000,000	Massachusetts Health & Educational Facilities Authority Current Refunding Revenue Bonds, Series J-2, 5.00%, 11/01/33	2,364,263
5,000,000	Massachusetts Port Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	5,490,296
		255,692,295
Michigan — 0.4%
1,735,000	Michigan State University Current Refunding Revenue Bonds, Series C, 5.00%, 02/15/35	1,887,010
2,500,000	Michigan State University Current Refunding Revenue Bonds, Series RE, 5.00%, 08/15/24	2,507,950
3,000,000	State of Michigan Trunk Line Revenue Highway Improvements Revenue Bonds, 5.00%, 11/15/26	3,127,237
6,270,000	State of Michigan Trunk Line Revenue Highway Improvements Revenue Bonds, 5.00%, 11/15/36	7,233,646
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A, 5.00%, 04/01/26	3,093,296
		17,849,139
Minnesota — 1.1%
2,500,000	Osseo Independent School District No 279 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/25	2,527,206

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Minnesota (continued)
$5,000,000	Osseo Independent School District No 279 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/26	$5,145,237
7,300,000	Rosemount-Apple Valley-Eagan Independent School District No 196 School Improvements GO, Series A, (School District Credit Program), 5.00%, 02/01/26	7,505,778
7,500,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 08/01/25	7,650,632
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	2,912,094
10,000,000	State of Minnesota School Improvements GO, Series A, 5.00%, 09/01/25	10,216,116
7,360,000	State of Minnesota School Improvements GO, Series A, Group 2, 5.00%, 08/01/38	8,284,825
		44,241,888
Missouri — 0.8%
10,245,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/01/33	11,720,566
20,000,000	Missouri Highway & Transportation Commission Revenue Bonds, Series A, 5.00%, 05/01/24	20,000,000
		31,720,566
Nebraska — 0.2%
2,345,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/27	2,491,522
2,850,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/31	3,234,258
Principal Amount		Value
Nebraska (continued)
$2,995,000	Metropolitan Utilities District of Omaha Water System Revenue Water Utility Improvements Revenue Bonds, 5.00%, 12/01/32	$3,443,769
		9,169,549
Nevada — 1.0%
18,515,000	State of Nevada Public Improvements GO, Series A, 5.00%, 05/01/24	18,515,000
20,915,000	State of Nevada Public Improvements GO, Series A, 5.00%, 05/01/36	24,110,293
		42,625,293
New Jersey — 4.7%
7,500,000	Middlesex County Improvement Authority University & College Improvements Revenue Bonds, 5.00%, 08/15/53	7,973,326
1,650,000	New Jersey Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/24	1,658,411
1,815,000	New Jersey Educational Facilities Authority Advance Refunding Revenue Bonds, Series I, 5.00%, 07/01/34	1,915,309
6,535,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/25	6,617,097
5,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/26	5,158,219
6,665,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/27	7,015,768
4,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/28	4,294,722
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/27	10,526,283

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/32	$11,506,497
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/30	11,148,907
5,000,000	New Jersey Health Care Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/40	5,581,745
10,000,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, Series A-2, 5.00%, 09/01/47	10,822,685
3,210,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/31	3,565,026
7,250,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/32	8,108,040
5,000,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/33	5,585,410
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,043,941
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,144,545
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	4,647,896
4,250,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 01/01/32	4,517,851
Principal Amount		Value
New Jersey (continued)
$3,755,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/29	$4,071,753
3,400,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/30	3,752,671
2,775,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/27	2,896,936
2,145,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,148,666
2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,609,246
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	4,152,481
3,750,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/42	4,090,542
5,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/44	5,465,909
12,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/46	12,921,212
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	3,281,489
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,028,068
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,758,494

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$20,000,000	State of New Jersey COVID-19 GO, Series A, 5.00%, 06/01/24	$20,015,666
		190,024,811
New York — 13.7%
8,360,000	City of New York Current Refunding GO, Series A-1, 5.00%, 08/01/30	9,251,290
10,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/24	10,031,234
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/26	5,173,359
5,000,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	5,366,440
5,000,000	City of New York Current Refunding GO, Series D, 5.00%, 08/01/25	5,097,346
9,400,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	9,429,360
15,000,000	City of New York Current Refunding GO, Series F-2, 5.13%, 08/01/24	14,983,930
5,000,000	City of New York Public Improvements GO, Series B-2, 5.37%, 10/01/25	5,002,749
12,335,000	City of New York Public Improvements GO, Series B-2, 5.31%, 10/01/27	12,419,259
10,000,000	City of New York Public Improvements GO, Series B-3, 5.00%, 09/01/26(c)	10,362,373
8,890,000	City of New York Public Improvements GO, Subseries D-2, 3.66%, 12/01/26	8,572,424
19,825,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	19,495,090
9,450,000	City of New York Refunding GO, Series J, Sub-Series J11, 5.00%, 08/01/25(c)	9,633,984
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,144,988
Principal Amount		Value
New York (continued)
$10,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/27	$10,712,736
3,545,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/24	3,548,892
10,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/30	11,215,256
5,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	5,700,244
10,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	11,560,583
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series F-2, 4.90%, 02/01/32	9,767,480
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	9,413,734
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.00%, 11/01/28	13,990,393
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.05%, 11/01/29	14,993,255
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.15%, 11/01/30	15,013,076

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
New York (continued)
$10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.25%, 11/01/31	$10,035,933
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series D-2, 5.35%, 11/01/32	14,081,024
8,560,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series F-1, 5.00%, 02/01/45	9,282,732
1,000,000	New York City Transitional Finance Authority Public Improvements Revenue, Series B, 5.00%, 05/01/25	1,014,521
1,785,000	New York City Transitional Finance Authority Public Improvements Revenue, Series B, 5.00%, 05/01/26	1,841,546
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue, Series B, 5.00%, 05/01/27	2,106,558
7,000,000	New York City Transitional Finance Authority Public Improvements Revenue, Series B, 5.00%, 05/01/36	8,064,531
2,500,000	New York City Transitional Finance Authority Public Improvements Revenue, Series B, 5.00%, 05/01/37	2,853,414
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	2,032,588
8,000,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/36	9,127,864
2,250,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 03/15/37	2,540,186
10,000,000	New York State Dormitory Authority Public Facilities Revenue Bonds, Series B, 5.11%, 03/15/25	9,962,899
Principal Amount		Value
New York (continued)
$5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28(a)	$5,062,415
10,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 2, Series A, 5.00%, 03/15/32	10,825,380
12,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 2, Series A, 5.00%, 03/15/29	12,781,600
6,290,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 03/15/27	6,633,032
10,000,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C, 5.00%, 03/15/27	10,545,361
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	5,155,370
5,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/28	5,346,732
4,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/29	4,350,386
4,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/30	4,977,296
14,000,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series F, 5.29%, 03/15/25	13,947,938
5,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	5,007,061

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
New York (continued)
$7,850,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/25	$7,925,207
10,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	11,111,690
2,105,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27(a)	2,168,359
5,835,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series B, 5.00%, 03/15/25	5,912,238
11,970,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 09/15/28	12,936,437
10,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/30	11,100,418
10,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	11,269,100
10,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	11,422,677
20,000,000	New York State Urban Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	23,185,052
10,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 3.75%, 11/01/41(b)	10,000,000
3,500,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	3,691,348
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	5,086,050
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	10,354,742
Principal Amount		Value
New York (continued)
$10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	$10,564,723
6,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	7,031,570
10,210,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	11,271,273
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	11,222,202
		556,708,928
North Carolina — 2.6%
5,000,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/24	5,009,014
11,680,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/25	11,890,429
3,295,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/28	3,559,386
2,375,000	City of Charlotte Current Refunding GO, Series B, 5.00%, 07/01/29	2,615,528
3,750,000	City of Charlotte GO, Series A, 6.00%, 06/01/24	3,751,868
3,000,000	City of Charlotte GO, Series A, 4.75%, 06/01/33	2,925,232
5,000,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	5,600,957
5,000,000	City of Charlotte NC Water & Sewer System Refunding Revenue Bonds, Series A, 5.00%, 07/01/31	5,689,806
4,060,000	City of Charlotte Public Facilities COP, 5.00%, 12/01/24	4,093,943
10,000,000	City of Raleigh NC Combined Enterprise System Current Refunding Revenue Bonds, 5.00%, 09/01/32	11,588,912

86

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Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$2,600,000	County of Forsyth School Improvements GO, Series B, 5.00%, 06/01/30	$2,913,235
11,645,000	County of Mecklenburg GO, 5.00%, 09/01/26	12,117,447
6,555,000	County of Union School Improvements GO, 5.00%, 09/01/24	6,583,460
5,995,000	County of Union School Improvements GO, 5.00%, 09/01/25	6,124,562
5,000,000	County of Wake Current Refunding GO, Series B, 5.00%, 05/01/31	5,675,801
1,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,000,000
2,000,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/25	2,030,419
3,250,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/27	3,425,920
7,600,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/28	8,174,853
		104,770,772
Ohio — 2.4%
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,007,755
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,525,706
17,050,000	Ohio State University (The) University & College Improvements Revenue Bonds, Series B, 5.00%, 12/01/33	19,871,028
5,125,000	Ohio State University (The) University & College Improvements Revenue Bonds, Series B, 5.00%, 12/01/35	5,935,464
Principal Amount		Value
Ohio (continued)
$3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	$3,105,902
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bond, Series 2015-A, 5.00%, 12/01/24	10,079,581
5,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series C, 5.00%, 12/01/33	5,829,042
7,640,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/47	8,305,595
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, 5.00%, 06/01/28	11,006,355
8,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/33	9,326,467
3,575,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/01/26	3,701,200
10,000,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	10,087,103
2,250,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/24	2,268,633
1,200,000	State of Ohio Highway Improvements Revenue Bonds, Series 2022-1, 5.00%, 12/15/25	1,230,573
5,445,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28	5,529,600
		98,810,004
Oklahoma — 0.2%
5,675,000	Oklahoma City Water Utilities Trust Advance Refunding Revenue Bonds, 3.68%, 07/01/29	5,349,642

87

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Oklahoma (continued)
$2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	$3,173,485
		8,523,127
Oregon — 1.1%
11,960,000	City of Portland OR Sewer System Revenue Sewer Improvements Revenue Bonds, Series A, 5.00%, 12/01/24	12,051,963
9,535,000	Multnomah County School District No 1 Portland School Improvements GO, (School Board GTY), 5.00%, 06/15/30	10,643,873
10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	10,504,365
10,110,000	State of Oregon Public Facilities GO, Series A, 5.00%, 05/01/42	11,137,866
		44,338,067
Pennsylvania — 1.3%
6,700,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/25	6,838,649
10,000,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/26	10,375,783
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	7,233,588
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	6,202,179
6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	6,725,175
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	9,258,788
Principal Amount		Value
Pennsylvania (continued)
$6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	$7,184,689
		53,818,851
South Carolina — 0.1%
4,010,000	Darlington County School District School Improvements GO, (South Carolina School District Enhancement), 5.00%, 03/01/27	4,204,429
South Dakota — 0.3%
1,500,000	South Dakota Health & Educational Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/30	1,660,666
7,955,000	South Dakota Health & Educational Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/31	8,850,411
		10,511,077
Tennessee — 0.3%
9,820,000	County of Rutherford School Improvements GO, 5.00%, 04/01/37	11,217,335
2,165,000	Tennessee State School Bond Authority Pre-refunded Advance Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 5.00%, 11/01/30(a)	2,215,255
		13,432,590
Texas — 17.7%
2,000,000	Alamo Community College District University & College Improvements GO, 5.00%, 02/15/26	2,056,917
8,750,000	Austin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/35	10,245,044
5,000,000	Austin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/37	5,730,965

88

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Texas (continued)
$10,000,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	$10,991,945
8,035,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	8,776,319
14,700,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/35	17,160,510
14,775,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/37	16,953,744
8,620,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	9,772,281
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	5,746,956
10,500,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/34	11,986,250
1,065,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	1,067,993
2,000,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/25	2,029,813
5,000,000	City of Austin TX Airport System Revenue Airport & Marina Improvements Revenue Bonds, 5.00%, 11/15/28	5,261,920
3,890,000	City of Austin TX Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/27	4,135,972
2,185,000	City of Austin TX Water & Wastewater System Current Refunding Revenue Bonds, 5.00%, 11/15/30	2,446,976
Principal Amount		Value
Texas (continued)
$5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	$5,205,019
5,000,000	City of El Paso TX Water & Sewer Revenue Water Utility Improvements Revenue Bonds, 5.00%, 03/01/30	5,509,300
5,145,000	City of Fort Worth Water & Sewer System Improvements Refunding Revenue Bonds, 5.00%, 02/15/25	5,200,302
5,720,000	Clear Creek Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/34	6,529,492
8,340,000	Clear Creek Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/37	9,353,483
9,500,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	9,603,587
2,000,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/38	2,264,827
6,725,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/41	7,496,400
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29(a)	7,744,923
18,695,000	County of Bexar GO, 5.00%, 06/15/49	19,975,387
2,225,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/27	2,349,624
2,100,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/28	2,260,609
3,500,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	3,830,618

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Texas (continued)
$6,800,000	County of Harris TX Toll Road Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/30	$7,553,314
10,000,000	Cypress-Fairbanks Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/30	11,011,126
2,500,000	Dallas Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	2,529,203
8,355,000	Dallas Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/35	9,597,510
2,500,000	Dallas Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/38	2,795,935
5,000,000	Deer Park Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	5,338,320
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26(a)	7,792,716
2,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/29	2,568,529
5,000,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	5,786,328
3,750,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/35	4,324,350
2,500,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/36	2,859,533
3,500,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	3,760,486
1,500,000	El Paso Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,506,312
Principal Amount		Value
Texas (continued)
$4,545,000	Fort Bend Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	$4,559,958
6,625,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	6,646,803
2,000,000	Fort Bend Independent School District Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/25	2,040,152
2,500,000	Fort Worth Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/25	2,527,260
8,230,000	Georgetown Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 08/15/24	8,255,432
9,850,000	Gregory-Portland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/37	10,929,266
10,000,000	Houston Higher Education Finance Corp. University & College Improvements Revenue Bonds, 5.00%, 05/15/34	11,697,391
2,500,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	2,592,979
13,245,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/35	15,472,349
11,050,000	Irving Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/34	12,638,040
1,750,000	Judson Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/37	1,987,998
12,635,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/24	12,669,222
10,970,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/35	12,552,710

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	$5,237,870
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/28	5,339,517
5,000,000	Lewisville Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/28	5,390,960
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	10,260,113
10,000,000	Lone Star College System University & College Improvements GO, Series A, 5.00%, 02/15/25	10,107,587
4,250,000	Midland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/30	4,689,208
2,500,000	Midland Independent School District School Improvements GO, (PSF-GTD), 4.00%, 02/15/39	2,529,793
16,280,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	17,145,264
10,000,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/34	11,376,526
14,110,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/36	15,887,265
2,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	2,110,222
2,550,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	2,746,217
Principal Amount		Value
Texas (continued)
$1,750,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	$1,921,001
2,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	2,231,953
6,575,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/36	7,613,252
3,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	4,007,976
7,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/40	8,332,105
10,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/41	11,060,781
10,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/26	10,343,894
6,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/27	6,326,963
6,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/30	7,246,085
4,425,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/31	5,004,771
3,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/32	4,010,890

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,000,000	Pflugerville Independent School District School Improvements GO, Series B, (PSF-GTD), 5.00%, 02/15/35(c)	$5,578,265
2,385,000	Prosper Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/40	2,656,306
2,435,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	2,494,898
1,250,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/30	1,280,551
1,250,000	Rankin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/31	1,280,551
1,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/24	1,000,361
2,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/25	2,030,757
2,500,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/26	2,583,649
2,500,000	Sherman Independent School District School Improvements GO, Series B, (PSF-GTD), 5.00%, 02/15/36	2,846,553
9,000,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/26	9,255,569
5,750,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/27	6,018,716
9,450,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/29	10,285,047
7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	7,426,731
Principal Amount		Value
Texas (continued)
$5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	$5,202,139
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	4,582,595
5,000,000	State of Texas Refunding GO, Series B, 1.94%, 10/01/31	4,074,715
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/25	3,270,143
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series A, 5.00%, 10/01/28	5,095,302
6,500,000	State of Texas Transportation Commission Highway Improvements GO, 5.00%, 04/01/25	6,590,058
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries B-2, 5.00%, 08/01/28	1,002,693
3,000,000	Texas A&M University & College Improvements Revenue Bonds, 5.00%, 05/15/30	3,332,555
17,185,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/30	18,998,985
15,585,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/31	17,488,957
16,690,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/32	18,991,836
5,000,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/33	5,763,769
10,000,000	Texas Transportation Commission State Highway Fund Current Refunding Revenue Bonds, 5.00%, 10/01/33	11,636,143

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	$5,812,233
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A, 5.00%, 10/01/26	4,423,716
2,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/28	2,425,014
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,125,802
5,500,000	University of Houston University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/38	6,059,497
4,335,000	Wylie Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/36	4,969,685
		721,184,402
Utah — 0.8%
2,950,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	3,017,324
2,500,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/30	2,683,279
10,000,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	10,843,019
6,000,000	City of Salt Lake City UT Airport Revenue Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	6,620,782
Principal Amount		Value
Utah (continued)
$10,000,000	County of Utah Health Care Facilities Revenue Bonds, 4.00%, 05/15/41	$9,733,710
		32,898,114
Virginia — 3.7%
3,330,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/25	3,385,268
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B, (State Aid Withholding), 5.00%, 06/01/28	7,564,931
5,000,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	5,272,918
7,965,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/29	8,402,646
7,555,000	County of Loudoun GO, Series A, (State Aid Withholding), 5.00%, 12/01/25	7,748,025
6,880,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Sub-Series B, 3.67%, 08/01/46(b)	6,880,000
3,000,000	Hampton Roads Transportation Accountability Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,422,395
16,330,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	16,861,573
4,460,000	Loudoun County Sanitation Authority Advance Refunding Revenue Bonds, 5.00%, 01/01/29	4,496,306
5,725,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/27	6,006,309
5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/28	5,351,528

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Virginia (continued)
$6,540,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/29	$7,138,884
5,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, 5.00%, 02/01/38	5,533,410
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/28	5,722,200
14,525,000	Virginia Commonwealth Transportation Board Current Refunding Revenue Bonds, 5.00%, 05/15/37	16,655,831
14,865,000	Virginia Commonwealth Transportation Board Current Refunding Revenue Bonds, 5.00%, 05/15/39	16,779,383
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	5,169,405
4,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Intercept Program), 5.00%, 08/01/24	4,462,460
2,645,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/25	2,694,871
3,475,000	Virginia Public School Authority School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/29	3,830,843
2,280,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/27	2,390,774
3,325,000	Virginia Public School Authority School Improvements Revenue Bonds, Series 2022, (State Aid Withholding), 5.00%, 02/01/28	3,561,187
Principal Amount		Value
Virginia (continued)
$2,000,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	$2,085,697
		151,416,844
Washington — 6.7%
4,535,000	City of Seattle WA Municipal Light & Power Revenue Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 03/01/30	5,017,608
5,395,000	County of King Refunding GO, 5.00%, 07/01/26	5,446,238
9,000,000	County of King School District No 411 Issaquah School Improvements GO, (School Board GTY), 5.00%, 12/01/32	9,510,194
8,000,000	County of King WA Sewer Revenue Sewer Improvements Revenue Bonds, Series B, 5.00%, 07/01/29	8,589,626
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	10,353,600
1,500,000	King & Snohomish Counties School District No 417 Northshore School Improvements GO, (School Board GTY), 5.00%, 12/01/39	1,688,296
2,000,000	King County School District No 403 Renton School Improvements GO, (School Board GTY), 5.00%, 12/01/24	2,015,608
5,000,000	Port of Seattle Refunding GO, 5.00%, 06/01/24	5,004,340
5,000,000	Snohomish County School District No 201 Refunding GO, (School Board GTY), 5.00%, 12/01/25	5,005,146
6,000,000	Spokane County School District No 81 Spokane School Improvements GO, (School Board GTY), 5.00%, 12/01/36	6,787,061
10,000,000	State of Washington Current Refunding GO, Series R-2022C, Group 1, 5.00%, 07/01/24	10,018,691

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
Washington (continued)
$10,000,000	State of Washington Current Refunding GO, Series R-2022D, Group 1, 5.00%, 07/01/24	$10,018,691
11,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/36	12,608,177
20,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/37	22,693,328
11,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/38	12,383,843
11,400,000	State of Washington Current Refunding GO, Series R-2023B, 5.00%, 07/01/24	11,421,308
6,650,000	State of Washington Highway Improvements GO, Series D, 5.00%, 02/01/43	6,920,922
15,635,000	State of Washington Refunding GO, Series R-2015, 5.00%, 07/01/25	15,667,721
24,710,000	State of Washington School Improvements GO, Series 2024-A, 5.00%, 08/01/42	27,279,613
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/39	16,728,647
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/40	16,624,607
15,000,000	State of Washington School Improvements GO, Series B, Group 2, 5.00%, 02/01/42	16,492,029
8,975,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/44	9,575,025
22,645,000	State of Washington School Improvements GO, Series C, Group 1, 5.00%, 02/01/35	26,390,220
		274,240,539
Principal Amount		Value
Wisconsin — 2.4%
$4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, 5.00%, 06/01/29(a)	$4,703,159
5,780,000	State of Wisconsin Crossover Refunding GO, Series 2, 5.00%, 11/01/27	6,088,938
11,000,000	State of Wisconsin Current Refunding GO, Series 1, 5.00%, 05/01/25	11,167,303
2,000,000	State of Wisconsin Current Refunding GO, Series 4, 5.00%, 05/01/30	2,226,133
10,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29(a)	10,530,241
13,780,000	State of Wisconsin GO, Series A, 5.00%, 05/01/38	15,331,162
13,310,000	State of Wisconsin Public Facilities GO, Series A, 5.00%, 05/01/25	13,512,437
14,975,000	State of Wisconsin Public Facilities GO, Series A, 5.00%, 05/01/44	16,377,854
8,000,000	State of Wisconsin University & College Improvements GO, Series A, 5.00%, 05/01/32	8,985,964
7,250,000	Wisconsin Health & Educational Facilities Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/54(b)	7,408,244
		96,331,435
Total Municipal Bonds (Cost $3,920,141,135)		3,875,999,602

CORPORATE BONDS — 1.4%
United States — 1.4%
1,675,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,467,936
5,000,000	Baylor Scott & White Holdings, Series 2021, 0.83%, 11/15/25	4,623,158
8,000,000	Brown University, Series A, 1.91%, 09/01/30	6,604,407
5,000,000	Leland Stanford Junior University, 1.29%, 06/01/27	4,456,121

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024
(Unaudited)

Principal Amount		Value
United States (continued)
$20,000,000	SSM Health Care Corp., 4.89%, 06/01/28	$19,611,017
20,000,000	Yale University, Series 2020, 0.87%, 04/15/25	19,159,204

Total Corporate Bonds (Cost $59,320,790)		55,921,843

U.S. GOVERNMENT SECURITIES — 1.5%
U.S. Treasury Notes — 1.5%
18,000,000	4.25%, 10/15/25	17,767,969
15,000,000	4.63%, 02/28/26	14,881,055
15,000,000	4.25%, 03/15/27	14,742,187
15,000,000	4.00%, 02/15/34	14,198,437

Total U.S. Government Securities (Cost $62,058,649)		61,589,648

Shares
INVESTMENT COMPANY — 2.6%
104,252,682	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(d)	104,252,682
Total Investment Company (Cost $104,252,682)		104,252,682

TOTAL INVESTMENTS — 100.8% (Cost $4,145,773,256)		$4,097,763,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(31,407,456)
NET ASSETS — 100.0%		$4,066,356,319

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Floating rate security. Rate shown is the rate in effect as of April 30, 2024.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
Alabama	0.4%
Arizona	1.7
California	6.3
Colorado	0.9
Connecticut	2.4
Delaware	2.0
District of Columbia	2.2
Florida	1.0
Georgia	1.5
Hawaii	3.1
Idaho	0.3
Illinois	0.2
Iowa	0.2
Maryland	5.3
Massachusetts	6.3
Michigan	0.4
Minnesota	1.1
Missouri	0.8
Nebraska	0.2
Nevada	1.0
New Jersey	4.7
New York	13.7
North Carolina	2.6
Ohio	2.4
Oklahoma	0.2
Oregon	1.1
Pennsylvania	1.3
South Carolina	0.1
South Dakota	0.3
Tennessee	0.3
Texas	17.7
Utah	0.8
Virginia	3.7
Washington	6.7
Wisconsin	2.4
Other*	4.7
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

96

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2024 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 91.7%
California — 91.7%
$10,000,000	California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3, 5.00%, 06/01/33	$11,947,041
5,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/15/33	5,893,470
2,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/01/49	2,163,134
680,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/26	704,034
1,130,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/27	1,197,440
4,715,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	5,111,440
1,020,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/29	1,129,814
1,000,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	1,171,314
8,200,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	9,756,934
2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/35	2,341,126
Principal Amount		Value
California (continued)
$2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 4.00%, 10/01/38	$2,133,503
1,950,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/28	2,119,643
1,500,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/33	1,767,083
3,575,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/15/42	3,638,300
3,825,000	California State Public Works Board Public Facilities Revenue Bonds, Series B, 5.11%, 04/01/25	3,814,952
2,750,000	California State Public Works Board Public Facilities Revenue Bonds, Series B, 4.99%, 04/01/31	2,727,370
5,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/47	5,083,075
1,000,000	California State University, University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/34	1,186,176
1,520,000	California State University, University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/36	1,775,531
5,000,000	Carlsbad Unified School District School Improvements GO, Series B, 6.00%, 05/01/34	5,000,000
1,260,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/26	1,311,737
1,100,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/27	1,170,744

97

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
California (continued)
$2,375,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/28	$2,583,501
4,000,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/30	4,549,493
1,750,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/34	2,047,350
2,000,000	City of Los Angeles CA Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/31	2,285,139
3,000,000	City of Los Angeles CA Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/32	3,484,110
2,590,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	2,756,565
5,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	5,421,637
5,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/24	5,004,750
3,000,000	City of Los Angeles Wastewater System Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 06/01/25	3,058,865
1,000,000	City of San Francisco CA Public Utilities Commission Water Revenue Cash Flow Management Revenue Bonds, Sub-Series C, 5.00%, 11/01/29	1,116,767
2,910,000	City of San Francisco CA Public Utilities Commission Water Revenue Cash Flow Management Revenue Bonds, Sub-Series C, 5.00%, 11/01/30	3,308,859
Principal Amount		Value
California (continued)
$3,000,000	City of San Francisco CA Public Utilities Commission Water Revenue Cash Flow Management Revenue Bonds, Sub-Series C, 5.00%, 11/01/31	$3,470,423
4,000,000	City of San Francisco CA Public Utilities Commission Water Revenue Cash Flow Management Revenue Bonds, Sub-Series C, 5.00%, 11/01/32	4,702,752
3,515,000	City of San Francisco CA Public Utilities Commission Water Revenue Refunding Revenue Bonds, Sub-Series S, 5.00%, 11/01/31	4,066,179
1,400,000	City of San Francisco Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds, 5.00%, 11/01/28	1,426,963
2,500,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/24	2,508,824
3,250,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/25	3,323,013
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/26	2,087,832
1,600,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/27	1,708,229
1,955,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/28	2,133,960
1,005,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/29	1,120,350
1,700,000	East Bay Municipal Utility District Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/31	1,963,840
1,500,000	East Bay Municipal Utility District Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/43	1,674,624

98

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
California (continued)
$1,450,000	Fremont Union High School District School Improvements GO, Series 2018, 5.00%, 08/01/25	$1,480,072
1,000,000	Fremont Union High School District School Improvements GO, Series 2022, 5.00%, 08/01/25	1,020,739
1,100,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/29(a)	1,103,886
5,000,000	Los Angeles Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/24	5,015,284
5,000,000	Los Angeles Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/27	5,335,009
5,000,000	Los Angeles Department of Water & Power Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	5,206,153
5,000,000	Los Angeles Department of Water & Power Water System Revenue Water Utility Improvements Revenue Bonds, Series A, 5.00%, 07/01/27	5,322,375
2,000,000	Los Angeles Department of Water & Power Water System Revenue Water Utility Improvements Revenue Bonds, Series D, 5.00%, 07/01/47	2,175,222
1,000,000	Miracosta Community College District University & College Improvements GO, Series 2016-C, 5.00%, 08/01/35	1,168,649
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/34	3,009,137
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/24	1,145,439
Principal Amount		Value
California (continued)
$1,100,000	Rio Hondo Community College District Current Refunding GO, Series B, 5.00%, 08/01/24	$1,103,499
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/27	1,067,029
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/30	1,134,738
2,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	2,243,343
1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/38	1,155,987
1,400,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/39	1,611,173
1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/40	1,137,880
1,000,000	San Diego County Regional Transportation Commission Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	1,084,081
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/28	10,516,957
2,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,180,058

99

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
California (continued)
$2,500,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	$2,724,164
2,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	2,129,566
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Port Airport & Marina Improvements Revenue Bonds, Series C, 5.00%, 05/01/46	5,088,521
1,000,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/36	1,161,359
1,650,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/38	1,879,424
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/36	1,161,002
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/37	1,150,639
1,075,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/42	1,201,634
1,000,000	San Mateo Union High School District Refunding GO, 5.00%, 09/01/27(a)	1,004,655
1,000,000	San Ramon Valley Unified School District School Improvements GO, 5.00%, 08/01/24	1,003,181
2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/42	2,218,726
Principal Amount		Value
California (continued)
$2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/43	$2,208,565
1,150,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/24	1,153,716
5,000,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/47	5,433,789
3,600,000	State of California Current Refunding GO, 5.00%, 08/01/27	3,807,010
2,000,000	State of California Current Refunding GO, 5.00%, 11/01/27	2,125,638
5,000,000	State of California Current Refunding GO, 5.00%, 10/01/36	5,707,187
2,000,000	State of California Current Refunding GO, 5.00%, 08/01/24	2,006,399
2,645,000	State of California Current Refunding GO, 5.00%, 10/01/27	2,806,406
5,770,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	6,646,402
3,000,000	State of California Current Refunding GO, Group C, 5.00%, 08/01/27	3,037,750
5,000,000	State of California Current Refunding GO, Series B, 5.00%, 10/01/24	5,029,080
10,140,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	10,368,743
5,000,000	State of California Refunding GO, 5.00%, 10/01/26	5,024,087
5,000,000	State of California Water Utility Improvements GO, 6.00%, 03/01/33	5,284,339
10,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	10,703,125
1,000,000	University of California Advance Refunding Revenue Bonds, Series AY, 5.00%, 05/15/24	1,000,430

100

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
California (continued)
$3,840,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/24	$3,840,307
6,160,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/24	6,162,341
10,000,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/34	11,697,175
2,500,000	University of California Current Refunding Revenue Bonds, Series BV, 5.00%, 05/15/24	2,501,074
5,000,000	University of California Current Refunding Revenue Bonds, Series BV, 5.00%, 05/15/35	5,900,910
3,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	3,474,139

Total Municipal Bonds (Cost $321,897,107)		320,806,079

CORPORATE BONDS — 0.5%
United States — 0.5%
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,787,859
Total Corporate Bonds (Cost $2,000,000)		1,787,859

U.S. GOVERNMENT SECURITIES — 5.8%
U.S. Treasury Notes — 5.8%
6,000,000	4.38%, 10/31/24	5,970,586
5,000,000	4.25%, 10/15/25	4,935,547
5,000,000	4.13%, 10/31/27	4,883,789
5,000,000	3.50%, 02/15/33	4,571,289

Total U.S. Government Securities (Cost $20,830,526)		20,361,211
Shares		Value
INVESTMENT COMPANY — 0.8%
2,904,416	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(b)	$2,904,416
Total Investment Company (Cost $2,904,416)		2,904,416

TOTAL INVESTMENTS — 98.8% (Cost $347,632,049)		$345,859,565
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		4,296,473
NET ASSETS — 100.0%		$350,156,038

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
California	91.7%
Other*	8.3
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

101

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2024 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 87.0%
New York — 87.0%
$1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	$1,529,517
2,500,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	2,683,220
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,274,337
7,670,000	City of New York Current Refunding GO, Series F-2, 5.13%, 08/01/24	7,661,783
5,500,000	City of New York Current Refunding GO, Sub-Series F-1, 5.00%, 08/01/30	6,086,375
1,000,000	City of New York Public Improvements GO, Series C, 5.00%, 03/01/37	1,134,048
5,000,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	4,916,795
2,860,000	County of Westchester NY Public Improvements GO, Series A, 5.00%, 10/15/29	3,178,864
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 12/15/30	2,268,472
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/31	2,153,975
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/32	2,471,639
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/33	2,470,692
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/34	8,033,505
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/35	7,978,017
Principal Amount		Value
New York (continued)
$7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/36	$7,900,714
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	1,000,000
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/25	1,014,620
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/26	1,032,657
1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	1,118,913
1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	1,689,618
1,750,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/27	1,840,676
2,220,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/28	2,380,170
1,860,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/28	2,012,620
6,000,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/29	6,618,822
2,500,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/33	2,930,638

102

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
New York (continued)
$1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	$1,291,841
6,000,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 09/01/34	6,217,763
1,915,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/27	2,030,335
1,600,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/28	1,731,286
1,500,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/29	1,654,706
1,700,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/30	1,909,494
1,400,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/31	1,597,146
1,850,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/32	2,141,051
2,300,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/33	2,696,187
1,675,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/34	1,949,698
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,089,568
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Sub-Series A1, 5.00%, 11/15/48(a)	1,506,219
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	2,852,912
2,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/33	2,024,718
Principal Amount		Value
New York (continued)
$1,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/25	$1,026,861
7,155,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/28	7,833,238
9,500,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/29	10,617,388
4,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	4,586,528
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,207,640
6,000,000	New York City Housing Development Corp. Local Multifamily Housing Revenue Bonds, Series A, (Housing Finance Agency), 3.63%, 11/01/63(a)	5,964,857
4,000,000	New York City Housing Development Corp. Local Multifamily Housing, Sustainable Development Revenue Bonds, Series K, (Housing Finance Agency), 0.90%, 11/01/60(a)	3,737,406
1,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/28	1,042,921
1,100,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/29	1,170,377
5,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-3, 5.00%, 06/15/47	5,352,311

103

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
New York (continued)
$2,750,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	$2,797,467
5,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Sub-Series EE, 5.00%, 06/15/34	5,735,923
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/26	2,016,426
2,000,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series CC-2, 5.00%, 06/15/27	2,047,771
6,400,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series DD-1, 5.00%, 06/15/30	7,164,314
5,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series HH, 5.00%, 06/15/28	5,078,599
2,300,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	2,622,112
2,230,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	2,578,010
1,225,000	New York City Transitional Finance Authority Building Aid Pre-refunded Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24(b)	1,227,457
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,073,632
Principal Amount		Value
New York (continued)
$1,960,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/30	$2,096,015
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,037,387
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,505,964
9,245,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, Series D, 5.00%, 11/01/27	9,835,231
2,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/24	2,005,849
7,750,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series B-1, 5.00%, 08/01/25	7,900,886
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Cash Flow Management Revenue Bonds, Series F-1, 5.00%, 02/01/40	2,737,003
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, Series E-1, 5.00%, 11/01/36	3,417,577
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C, 5.00%, 05/01/36	2,304,152
5,000	New York State Dormitory Authority Pre-refunded Refunding Revenue Bonds, Series E, 5.00%, 02/15/30(b)	5,055

104

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
New York (continued)
$3,505,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	$3,690,213
635,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/24	636,092
475,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/25	483,201
3,610,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/26	3,734,283
5,170,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/27	5,471,175
2,765,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/28	2,975,673
2,240,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/29	2,453,394
1,770,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/36	2,015,275
2,575,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/28	2,759,397
2,000,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/37	2,259,584
3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	3,936,600
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	1,776,685
Principal Amount		Value
New York (continued)
$2,500,000	New York State Dormitory Authority Public Facilities Revenue Bonds, Series B, 5.11%, 03/15/25	$2,490,725
10,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29	10,165,618
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/35	3,419,957
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/36	3,385,244
2,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/37	2,234,191
6,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(b)	6,621,173
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28	2,575,910
6,655,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/32	7,792,351
1,250,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/33	1,483,969
3,750,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.50%, 07/01/54	4,211,633
2,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/25	2,535,243

105

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
New York (continued)
$2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	$2,570,331
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,815,073
3,755,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	4,054,461
2,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	2,203,820
5,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/28	5,007,061
3,445,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 5.00%, 06/15/30	3,795,681
5,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	5,006,278
540,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/24	542,603
4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/25	4,070,810
2,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/26	2,071,779
955,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/26	994,110
1,750,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	1,850,311
Principal Amount		Value
New York (continued)
$1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	$1,098,314
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,090,078
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/36	1,143,121
6,250,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/41	6,897,000
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	4,483,039
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 09/15/48	3,226,547
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series E, 5.00%, 06/15/24	550,691
5,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series F, (State of New York Mortgage Agency), 3.85%, 05/01/62(a)	4,995,136
1,500,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.10%, 11/01/61(a)	1,344,839
1,000,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.00%, 11/01/61(a)	909,332
4,000,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/34	4,676,657

106

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
New York (continued)
$1,150,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/38	$1,297,762
5,875,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/31	6,632,287
5,500,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	6,111,429
5,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/25	5,062
1,500,000	New York State Urban Development Corp. Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/29	1,565,456
5,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	5,634,550
5,000,000	New York State Urban Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	5,711,338
3,500,000	New York State Urban Development Corp. Transit Improvements Revenue Bonds, 5.00%, 03/15/33	4,044,971
4,620,000	New York State Urban Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	5,355,747
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,116,115
2,500,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 237, 5.00%, 01/15/47	2,671,863
1,100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 84, 5.00%, 09/01/34	1,103,792
Principal Amount		Value
New York (continued)
$5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/30(b)	$5,181,612
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	7,382,541
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,031,338
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	1,974,627
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,031,981
2,750,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	2,988,659
1,500,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	1,734,678
2,000,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 4.00%, 11/15/35	2,131,254
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	3,164,013
1,275,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A, 5.00%, 05/15/34	1,479,273
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Transit Improvements Revenue Bonds, Series A, 5.00%, 05/15/38	1,127,403
1,275,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/29	1,347,002

107

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

Principal Amount		Value
New York (continued)
$850,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/32	$953,887
835,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/33	952,307
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/26	1,502,019
2,655,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/26	2,658,573
2,975,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/27	3,026,199
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	5,177,371
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	5,282,361
5,045,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	5,457,580
3,630,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	4,007,319
4,760,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	5,341,768
2,250,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/33	2,566,096
Principal Amount		Value
New York (continued)
$1,700,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/34	$1,968,828

Total Municipal Bonds (Cost $494,550,489)		487,023,687

CORPORATE BONDS — 1.6%
United States — 1.6%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,381,899
4,500,000	Cornell University, 4.84%, 06/15/34	4,368,978

Total Corporate Bonds (Cost $9,500,000)		8,750,877

U.S. GOVERNMENT SECURITIES — 7.9%
U.S. Treasury Notes — 7.9%
10,000,000	4.25%, 10/15/25	9,871,094
6,000,000	4.25%, 03/15/27	5,896,875
5,400,000	4.13%, 10/31/27	5,274,492
5,000,000	4.25%, 02/28/29	4,896,094
5,000,000	4.25%, 02/28/31	4,866,406
5,000,000	1.88%, 02/15/32	4,085,156
5,000,000	3.50%, 02/15/33	4,571,289
5,000,000	4.00%, 02/15/34	4,732,813

Total U.S. Government Securities (Cost $44,865,242)		44,194,219

Shares
INVESTMENT COMPANY — 2.5%
13,962,810	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 5.21%(c)	13,962,810
Total Investment Company (Cost $13,962,810)		13,962,810

TOTAL INVESTMENTS — 99.0% (Cost $562,878,541)		$553,931,593

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		5,476,569
NET ASSETS — 100.0%		$559,408,162

(a)	Floating rate security. Rate shown is the rate in effect as of April 30, 2024.

108

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2024 (Unaudited)

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The rate shown represents the current yield as of April 30, 2024.

The following abbreviation is used in the report:

GO — General Obligation

PORTFOLIO DIVERSIFICATION BY STATE (UNAUDITED)

State:	Percentage of Net Assets
New York	87.0%
Other*	13.0
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

109

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$3,234,730,726	$22,716,706,559	$8,149,257,237	$2,388,444,703
Foreign currency, at value (Cost $0, $2,790,107, $4,865,999, and $0, respectively)	—	2,786,650	4,850,880	—
Cash	3	829,793	1	—
Due from broker for collateral	—	3,820,000	—	5,390,000
Dividends and interest receivable	1,021,709	35,762,342	22,618,606	15,212,033
Receivable for Fund shares sold	478,852	2,017,976	1,747,325	3,129,741
Receivable for investments sold	10,517,861	287,181,324	81,539,718	1,775,335
Unrealized appreciation on swap agreements	—	—	—	839,868
Prepaid expenses	10,016	32,275	16,075	9,006
Total Assets	3,246,759,167	23,049,136,919	8,260,029,842	2,414,800,686
LIABILITIES:
Payable for Fund shares redeemed	3,147,625	227,610,912	71,832,587	16,880,121
Payable for investments purchased	22,601,844	139,146,691	38,798,200	1,211,473
Unrealized depreciation on swap agreements	—	—	—	7,659,990
Unrealized depreciation on forward foreign currency exchange contracts	—	4,723,133	—	—
Deferred foreign capital gains tax liability (Note 8)	—	9,311,449	2,107,727	—
Accrued expenses and other payables:
Investment advisory	1,884,529	15,438,200	5,575,645	1,154,180
Administration and accounting - unaffiliated	66,921	407,528	223,569	94,803
Administration and accounting - affiliated	84,088	573,169	205,908	59,357
Shareholder servicing fee	560,590	3,821,128	1,372,723	395,713
Custody - unaffiliated	—	34,485	130,556	5,218
Custody - affiliated	35,668	298,127	14,819	—
Directors	19,287	132,231	49,803	14,125
Legal and audit	68,301	496,134	203,774	231,949
Other	58,957	429,388	190,589	61,241
Total Liabilities	28,527,810	402,422,575	120,705,900	27,768,170
NET ASSETS	$3,218,231,357	$22,646,714,344	$8,139,323,942	$2,387,032,516
NET ASSETS consist of:
Capital paid-in	$1,774,918,133	$14,679,271,326	$7,297,144,234	$3,090,680,889
Total distributable earnings/(accumulated loss)	1,443,313,224	7,967,443,018	842,179,708	(703,648,373)
NET ASSETS	$3,218,231,357	$22,646,714,344	$8,139,323,942	$2,387,032,516
Net Asset Value, maximum offering price and redemption price per share	$24.35	$18.41	$15.38	$7.77
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	132,161,610	1,230,340,014	529,067,952	307,054,804
INVESTMENTS, AT COST	$2,067,315,957	$15,324,014,081	$7,275,124,421	$2,922,741,077

See Notes to Financial Statements.

110

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2024 (Unaudited)

	FIXED INCOME FUND	SHORT-TERM BOND FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,422,175,696	$15,591,668	$4,097,763,775	$345,859,565	$553,931,593
Cash	—	1	1	—	—
Dividends and interest receivable	12,933,605	116,406	49,207,072	4,469,874	6,580,949
Receivable from Advisor	—	8,678	—	—	—
Receivable for Fund shares sold	954,564	—	2,982,625	22,000	32,000
Prepaid expenses	7,899	—	10,897	6,659	6,907
Total Assets	1,436,071,764	15,716,753	4,149,964,370	350,358,098	560,551,449
LIABILITIES:
Payable for Fund shares redeemed	110,923,674	—	4,495,169	—	842,792
Payable for investments purchased	—	200,206	77,057,015	—	—
Accrued expenses and other payables:
Investment advisory	336,757	—	964,534	78,302	127,423
Administration and accounting - unaffiliated	43,076	6,193	113,521	16,260	22,966
Administration and accounting - affiliated	35,423	321	99,666	8,698	13,873
Shareholder servicing fee	236,154	2,137	664,441	57,988	92,487
Custody - affiliated	17,713	160	49,832	4,349	6,937
Directors	8,599	71	24,054	2,069	3,427
Legal and audit	39,219	1,807	82,598	15,784	13,793
Other	29,662	9,139	57,221	18,610	19,589
Total Liabilities	111,670,277	220,034	83,608,051	202,060	1,143,287
NET ASSETS	$1,324,401,487	$15,496,719	$4,066,356,319	$350,156,038	$559,408,162
NET ASSETS consist of:
Capital paid-in	$1,520,118,501	$15,502,259	$4,295,080,658	$367,475,580	$588,304,411
Total accumulated loss	(195,717,014)	(5,540)	(228,724,339)	(17,319,542)	(28,896,249)
NET ASSETS	$1,324,401,487	$15,496,719	$4,066,356,319	$350,156,038	$559,408,162
Net Asset Value, maximum offering price and redemption price per share	$9.87	$10.00	$11.41	$9.66	$9.76
Number of shares authorized	2,000,000,000	3,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	134,204,826	1,548,965	356,479,517	36,258,638	57,327,575
INVESTMENTS, AT COST	$1,467,949,988	$15,684,597	$4,145,773,256	$347,632,049	$562,878,541

See Notes to Financial Statements.

111

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2024 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	CREDIT INCOME FUND
INVESTMENT INCOME:
Interest	$1,979,760	$10,646,878	$1,945,201	$66,660,683
Dividends - unaffiliated	14,394,047	193,196,180	69,647,682	8,671,370
Foreign tax withheld	(227,797)	(7,648,258)	(5,687,820)	—
Total investment income	16,146,010	196,194,800	65,905,063	75,332,053
EXPENSES:
Investment advisory fees	10,988,545	90,003,897	34,389,423	6,761,360
Shareholder servicing fees	3,266,337	22,267,880	8,091,629	2,323,058
Administration and accounting fees - unaffiliated	226,302	1,422,326	564,298	194,252
Administration and accounting fees - affiliated	489,950	3,340,182	1,213,744	348,459
Custodian fees - unaffiliated	—	78,860	872,008	31,738
Custodian fees - affiliated	285,759	2,439,353	125,456	—
Directors fees and expenses	30,868	211,859	77,889	22,339
Insurance premiums	11,226	35,792	18,040	10,275
Legal and audit fees	57,040	339,111	130,580	83,875
Printing and postage fees	11,478	49,608	22,942	9,834
Registration fees	16,494	18,251	28,609	18,670
Transfer agent fees	147,615	971,982	368,821	111,471
Miscellaneous expenses	12,399	88,484	141,845	80,829
Total expenses	15,544,013	121,267,585	46,045,284	9,996,160
Expenses waived by Advisor	(28,914)	—	(1,541,325)	(123,163)
Net expenses	15,515,099	121,267,585	44,503,959	9,872,997
NET INVESTMENT INCOME	630,911	74,927,215	21,401,104	65,459,056
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, REDEMPTIONS IN-KIND, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	231,513,941	785,395,248	92,143,047	(7,661,933)
Futures contracts	—	—	—	2,061,119
Swap agreements	—	—	—	(9,161,694)
Forward foreign currency exchange contracts	—	(5,367,652)	—	—
Redemptions in-kind	57,604,732	—	—	—
Foreign currency transactions	(23,687)	(4,312,014)	(633,113)	—
Foreign capital gains tax	—	(12,525,706)	(2,292,351)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	304,902,706	3,201,012,251	1,080,389,102	78,578,303
Swap agreements	—	—	—	14,467,216
Forward foreign currency exchange contracts	—	2,333,957	—	—
Foreign currency transactions	5,352	(264,618)	(300,622)	—
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	8,696,643	(821,388)	—
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, redemptions in-kind, foreign currency transactions, and foreign capital gains taxes	594,003,044	3,974,968,109	1,168,484,675	78,283,011
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$594,633,955	$4,049,895,324	$1,189,885,779	$143,742,067

See Notes to Financial Statements.

112

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2024 (Unaudited)

	FIXED INCOME FUND	SHORT-TERM BOND FUND(a)	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$29,783,490	$94,003	$59,104,682	$5,260,882	$8,114,654
Dividends - unaffiliated	—	—	2,768	—	—
Total investment income	29,783,490	94,003	59,107,450	5,260,882	8,114,654
EXPENSES:
Investment advisory fees	2,876,577	5,720	7,319,917	787,613	1,250,828
Shareholder servicing fees	1,430,643	3,575	3,969,695	350,050	563,256
Administration and accounting fees - unaffiliated	113,544	6,095	287,120	37,039	52,165
Administration and accounting fees - affiliated	214,596	536	595,454	52,507	84,488
Custodian fees - affiliated	107,298	268	297,727	26,254	42,244
Directors fees and expenses	14,153	71	38,897	3,432	5,545
Insurance premiums	8,930	1,996	12,395	7,472	7,779
Legal and audit fees	32,761	1,810	66,443	10,449	14,187
Printing and postage fees	7,997	23	13,333	5,697	6,166
Registration fees	15,364	6,834	35,048	11,045	11,190
Transfer agent fees	71,945	2,274	185,617	21,867	31,716
Miscellaneous expenses	15,768	257	41,635	9,798	14,290
Total expenses	4,909,576	29,459	12,863,281	1,323,223	2,083,854
Expenses waived by Advisor	(832,242)	(22,845)	(1,549,651)	(325,580)	(478,575)
Net expenses	4,077,334	6,614	11,313,630	997,643	1,605,279
NET INVESTMENT INCOME	25,706,156	87,389	47,793,820	4,263,239	6,509,375
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(14,608,246)	—	(13,441,911)	(498,947)	(1,783,466)
Net change in unrealized appreciation/(depreciation) on:
Investments	36,685,234	(92,929)	136,093,390	11,203,318	19,623,299
Net realized and change in unrealized gain/(loss) on investments	22,076,988	(92,929)	122,651,479	10,704,371	17,839,833
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,783,144	$(5,540)	$170,445,299	$14,967,610	$24,349,208

(a)	For the period from February 29, 2024 (commencement of operations) to April 30, 2024.

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023
FROM OPERATIONS:
Net investment income	$630,911	$6,541,415
Net realized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, foreign currency transactions and foreign capital gains tax	231,490,254	259,575,751
Net realized gain on redemptions in-kind	57,604,732	—
Net change in unrealized appreciation/(depreciation) on investments, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, net of foreign deferred taxes	304,908,058	34,497,245
Net increase/(decrease) in net assets resulting from operations	594,633,955	300,614,411

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(251,769,397)	(68,874,399)
Total distributions to shareholders	(251,769,397)	(68,874,399)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	145,626,950	213,290,390
Reinvestment of distributions	155,213,606	41,256,915
Value of capital stock redeemed	(313,224,788)	(400,951,671)
Net increase/(decrease) in net assets resulting from capital stock transactions	(12,384,232)	(146,404,366)
Net increase/(decrease) in net assets	330,480,326	85,335,646

NET ASSETS:
Beginning of period	2,887,751,031	2,802,415,385
End of period	$3,218,231,357	$2,887,751,031

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,097,854	10,032,062
Shares issued as reinvestment of distributions	6,804,580	2,056,676
Shares redeemed in-kind	(934,146)	—
Shares redeemed	(11,907,787)	(18,409,686)
Net increase/(decrease) in shares outstanding	60,501	(6,320,948)

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP STRATEGIES FUND		CREDIT INCOME FUND
FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023

$74,927,215	$113,103,921	$21,401,104	$39,968,089	$65,459,056	$122,762,073

763,189,876	343,194,752	89,217,583	70,667,920	(14,762,508)	(120,828,620)
—	—	—	—	—	—

3,211,778,233	988,262,883	1,079,267,092	(166,122,137)	93,045,519	(28,664,093)
4,049,895,324	1,444,561,556	1,189,885,779	(55,486,128)	143,742,067	(26,730,640)

(122,213,975)	(119,244,027)	(52,892,671)	(38,864,269)	(67,325,729)	(119,000,546)
(122,213,975)	(119,244,027)	(52,892,671)	(38,864,269)	(67,325,729)	(119,000,546)

630,503,692	1,380,958,837	548,005,887	1,084,533,794	411,879,031	719,687,403
32,618,866	37,575,695	14,308,235	12,301,908	23,821,737	44,540,574
(1,629,005,825)	(2,442,065,362)	(912,694,860)	(1,003,757,182)	(363,529,332)	(702,065,146)
(965,883,267)	(1,023,530,830)	(350,380,738)	93,078,520	72,171,436	62,162,831
2,961,798,082	301,786,699	786,612,370	(1,271,877)	148,587,774	(83,568,355)

19,684,916,262	19,383,129,563	7,352,711,572	7,353,983,449	2,238,444,742	2,322,013,097
$22,646,714,344	$19,684,916,262	$8,139,323,942	$7,352,711,572	$2,387,032,516	$2,238,444,742

35,688,907	89,816,326	35,876,545	75,136,078	51,439,246	88,222,439
1,898,035	2,554,432	944,438	882,490	2,986,998	5,524,317
—	—	—	—	—	—
(91,594,714)	(158,213,821)	(60,940,807)	(70,460,452)	(45,878,890)	(86,563,629)
(54,007,772)	(65,843,063)	(24,119,824)	5,558,116	8,547,354	7,183,127

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023
FROM OPERATIONS:
Net investment income	$25,706,156	$37,633,716
Net realized (loss) on investments	(14,608,246)	(73,630,029)
Net change in unrealized appreciation/(depreciation) on investments	36,685,234	52,696,022
Net increase/(decrease) in net assets resulting from operations	47,783,144	16,699,709

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(26,169,996)	(39,098,317)
Total distributions to shareholders	(26,169,996)	(39,098,317)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	134,363,907	242,013,264
Reinvestment of distributions	14,697,871	22,809,811
Value of capital stock redeemed	(233,092,899)	(249,142,474)
Net increase/(decrease) in net assets resulting from capital stock transactions	(84,031,121)	15,680,601
Net increase/(decrease) in net assets	(62,417,973)	(6,718,007)

NET ASSETS:
Beginning of period	1,386,819,460	1,393,537,467
End of period	$1,324,401,487	$1,386,819,460

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,371,550	24,054,143
Shares issued as reinvestment of distributions	1,461,082	2,270,545
Shares redeemed	(23,338,443)	(24,691,147)
Net increase/(decrease) in shares outstanding	(8,505,811)	1,633,541

(a)	For the period from February 29, 2024 (commencement of operations) to April 30, 2024.

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

SHORT-TERM BOND FUND	MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2024(a) (Unaudited)	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023

$87,389	$47,793,820	$75,209,802	$4,263,239	$7,588,745
—	(13,441,911)	(67,241,188)	(498,947)	(7,420,337)
(92,929)	136,093,390	42,199,578	11,203,318	4,358,989
(5,540)	170,445,299	50,168,192	14,967,610	4,527,397

—	(47,024,275)	(73,169,436)	(4,428,273)	(7,179,822)
—	(47,024,275)	(73,169,436)	(4,428,273)	(7,179,822)

15,512,359	489,311,765	689,395,635	30,622,727	97,257,293
—	9,801,839	17,007,585	1,435,038	2,645,310
(10,100)	(351,588,278)	(702,350,840)	(32,689,555)	(71,889,062)
15,502,259	147,525,326	4,052,380	(631,790)	28,013,541
15,496,719	270,946,350	(18,948,864)	9,907,547	25,361,116

—	3,795,409,969	3,814,358,833	340,248,491	314,887,375
$15,496,719	$4,066,356,319	$3,795,409,969	$350,156,038	$340,248,491

1,549,973	42,416,095	60,085,000	3,136,009	10,020,109
—	846,873	1,488,506	146,343	274,015
(1,008)	(30,547,932)	(61,505,530)	(3,370,476)	(7,465,536)
1,548,965	12,715,036	67,976	(88,124)	2,828,588

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NEW YORK MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2024 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2023
FROM OPERATIONS:
Net investment income	$6,509,375	$10,757,055
Net realized (loss) on investments	(1,783,466)	(8,651,877)
Net change in unrealized appreciation/(depreciation) on investments	19,623,299	5,703,911
Net increase in net assets resulting from operations	24,349,208	7,809,089

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(6,413,272)	(10,482,292)
Total distributions to shareholders	(6,413,272)	(10,482,292)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	47,190,226	122,123,822
Reinvestment of distributions	1,653,389	3,077,173
Value of capital stock redeemed	(56,326,821)	(119,639,555)
Net increase/(decrease) in net assets resulting from capital stock transactions	(7,483,206)	5,561,440
Net increase in net assets	10,452,730	2,888,237

NET ASSETS:
Beginning of period	548,955,432	546,067,195
End of period	$559,408,162	$548,955,432

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,770,998	12,471,957
Shares issued as reinvestment of distributions	167,025	315,134
Shares redeemed	(5,710,090)	(12,261,781)
Net increase/(decrease) in shares outstanding	(772,067)	525,310

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,
			2023		2022		2021		2020		2019
Net asset value, beginning of period.	$21.86		$20.25		$27.31		$20.18		$18.84		$17.08
Investment operations:
Net investment income/(loss)(a)	0.00	(b)	0.05		0.03		(0.02)		0.02		0.09
Net realized and unrealized gain/(loss)	4.43		2.06		(5.55)		7.85		3.02		2.44
Total from investment operations	4.43		2.11		(5.52)		7.83		3.04		2.53
Distributions:
Net investment income	(0.05)		(0.04)		—		(0.01)		(0.08)		(0.08)
Net realized gains	(1.89)		(0.46)		(1.54)		(0.69)		(1.62)		(0.69)
Total distributions	(1.94)		(0.50)		(1.54)		(0.70)		(1.70)		(0.77)
Net asset value, end of period	$24.35		$21.86		$20.25		$27.31		$20.18		$18.84
Total return	20.9	%(c)	10.7%		(21.3)%		39.8%		17.3%		15.7%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,218,231		$2,887,751		$2,802,415		$3,648,683		$2,283,906		$1,766,287
Ratio of expenses to average net assets before expense waivers	0.95	%(d)	0.96	%(e)	0.96	%(e)	0.96	%(e)	0.97	%(e)	0.98	%(e)
Ratio of expenses to average net assets after expense waivers	0.95	%(d)	0.96%		0.96%		0.96%		0.97%		0.98%
Ratio of net investment income/(loss) to average net assets	0.04	%(d)	0.22%		0.12%		(0.10)%		0.10%		0.51%
Portfolio turnover rate	20	%(c)	54%		54%		30%		43%		31%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,
			2023	2022		2021	2020	2019
Net asset value, beginning of period	$15.33		$14.36	$20.11		$15.26	$14.99	$13.87
Investment operations:
Net investment income(a)	0.06		0.09	0.05		0.01	0.07	0.13
Net realized and unrealized gain/(loss)	3.12		0.97	(4.56)		5.08	0.94	1.58
Total from investment operations	3.18		1.06	(4.51)		5.09	1.01	1.71
Distributions:
Net investment income	(0.10)		(0.09)	(0.00	)(b)	(0.05)	(0.12)	(0.14)
Net realized gains	—		—	(1.24)		(0.19)	(0.62)	(0.45)
Total distributions	(0.10)		(0.09)	(1.24)		(0.24)	(0.74)	(0.59)
Net asset value, end of period	$18.41		$15.33	$14.36		$20.11	$15.26	$14.99
Total return	20.8	%(c)	7.4%	(23.8)%		33.6%	7.0%	12.9%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$22,646,714		$19,684,916	$19,383,130		$25,742,487	$17,609,533	$17,001,879
Ratio of expenses to average net assets before expense waivers(d)(e)	1.09	%(f)	1.10%	1.09%		1.09%	1.10%	1.10%
Ratio of expenses to average net assets after expense waivers	1.09	%(f)	1.10%	1.09%		1.09%	1.10%	1.10%
Ratio of net investment income to average net assets	0.67	%(f)	0.55%	0.29%		0.05%	0.48%	0.93%
Portfolio turnover rate	26	%(c)	23%	52%		43%	76%	73%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is greater than $(0.005) per share.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	There were no voluntary fee reductions during the period.
(f)	Annualized.

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
SMALL & MID CAP STRATEGIES FUND
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.29		$13.43	$19.92	$15.57	$15.39	$15.85
Investment operations:
Net investment income/(loss)(a)	0.04		0.07	0.08	(0.02)	0.03	0.09
Net realized and unrealized gain/(loss)	2.15		(0.14)	(5.22)	4.97	0.88	1.10
Total from investment operations	2.19		(0.07)	(5.14)	4.95	0.91	1.19
Distributions:
Net investment income	(0.10)		(0.07)	(0.02)	(0.03)	(0.09)	(0.09)
Net realized gains	—		—	(1.33)	(0.57)	(0.64)	(1.56)
Total distributions	(0.10)		(0.07)	(1.35)	(0.60)	(0.73)	(1.65)
Net asset value, end of period	$15.38		$13.29	$13.43	$19.92	$15.57	$15.39
Total return	16.5	%(b)	(0.5)%	(27.4)%	32.1%	5.9%	9.4%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$8,139,324		$7,352,712	$7,353,983	$9,746,839	$6,765,243	$6,278,441
Ratio of expenses to average net assets before expense waivers(c)	1.14	%(d)	1.14%	1.14%	1.14%	1.15%	1.15%
Ratio of expenses to average net assets after expense waivers	1.10	%(d)	1.10%	1.10%	1.10%	1.11%	1.11%
Ratio of net investment income/(loss) to average net assets	0.53	%(d)	0.51%	0.50%	(0.10)%	0.17%	0.58%
Portfolio turnover rate	24	%(b)	41%	81%	46%	65%	52%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	Annualized.

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,			PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
			2023	2022	2021
Net asset value, beginning of period	$7.50		$7.97	$10.15	$9.99	$10.00
Investment operations:
Net investment income(b)	0.22		0.43	0.40	0.43	0.05
Net realized and unrealized gain/(loss)	0.28		(0.48)	(2.17)	0.15	(0.06)
Total from investment operations	0.50		(0.05)	(1.77)	0.58	(0.01)
Distributions:
Net investment income	(0.23)		(0.42)	(0.41)	(0.42)	—
Total distributions	(0.23)		(0.42)	(0.41)	(0.42)	—
Net asset value, end of period	$7.77		$7.50	$7.97	$10.15	$9.99
Total return	6.7	%(c)	(1.0)%	(17.8)%	5.9%	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,387,033		$2,238,445	$2,322,013	$2,950,576	$1,939,199
Ratio of expenses to average net assets before expense waivers(d)	0.86	%(e)	0.87%	0.86%	0.87%	0.94	%(e)
Ratio of expenses to average net assets after expense waivers	0.85	%(e)	0.85%	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	5.64	%(e)	5.34%	4.36%	4.23%	5.33	%(e)
Portfolio turnover rate	12	%(c)	45%	22%	24%	1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.72		$9.88	$11.25	$11.82	$11.43	$10.75
Investment operations:
Net investment income(a)	0.18		0.27	0.14	0.11	0.16	0.21
Net realized and unrealized gain/(loss)	0.15		(0.15)	(1.30)	(0.25)	0.43	0.69
Total from investment operations	0.33		0.12	(1.16)	(0.14)	0.59	0.90
Distributions:
Net investment income	(0.18)		(0.28)	(0.19)	(0.19)	(0.20)	(0.22)
Net realized gains	—		—	(0.02)	(0.24)	—	—
Total distributions	(0.18)		(0.28)	(0.21)	(0.43)	(0.20)	(0.22)
Net asset value, end of period	$9.87		$9.72	$9.88	$11.25	$11.82	$11.43
Total return	3.4	%(b)	1.2%	(10.4)%	(1.2)%	5.2%	8.4%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,324,401		$1,386,819	$1,393,537	$1,568,691	$1,669,086	$1,492,818
Ratio of expenses to average net assets before expense waivers	0.69	%(c)	0.69%	0.69%	0.68%	0.68%	0.70%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.59	%(c)	2.69%	1.33%	0.97%	1.39%	1.93%
Portfolio turnover rate	28	%(b)	92%	56%	58%	87%	34%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Short-Term Bond Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	PERIOD FROM FEBRUARY 29, 2024(a) TO APRIL 30, 2024 (Unaudited)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income(b)	0.08
Net realized and unrealized loss	(0.08)
Total from investment operations	0.00
Net asset value, end of period	$10.00
Total return	0.0	%(c)(d)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$15,497
Ratio of expenses to average net assets before expense waivers	1.65	%(e)
Ratio of expenses to average net assets after expense waivers	0.37	%(e)
Ratio of net investment income to average net assets	4.89	%(e)
Portfolio turnover rate	—	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Amount is less than 0.005%.
(e)	Annualized.

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.04		$11.10	$12.33	$12.52	$12.26	$11.63
Investment operations:
Net investment income(a)	0.14		0.22	0.11	0.12	0.15	0.18
Net realized and unrealized gain/(loss)	0.37		(0.07)	(1.09)	(0.12)	0.26	0.62
Total from investment operations	0.51		0.15	(0.98)	0.00	0.41	0.80
Distributions:
Net investment income	(0.14)		(0.21)	(0.11)	(0.12)	(0.15)	(0.17)
Net realized gains	—		—	(0.14)	(0.07)	—	—
Total distributions	(0.14)		(0.21)	(0.25)	(0.19)	(0.15)	(0.17)
Net asset value, end of period	$11.41		$11.04	$11.10	$12.33	$12.52	$12.26
Total return	4.6	%(b)	1.3%	(8.1)%	(0.1)%	3.4%	6.9%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$4,066,356		$3,795,410	$3,814,359	$4,234,247	$4,201,639	$3,658,844
Ratio of expenses to average net assets before expense waivers	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.41	%(c)	1.93%	0.97%	0.93%	1.21%	1.46%
Portfolio turnover rate	13	%(b)	52%	55%	58%	40%	26%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,				PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
			2023	2022	2021	2020
Net asset value, beginning of period	$9.36		$9.39	$10.38	$10.57	$10.37	$10.00
Investment operations:
Net investment income(b)	0.12		0.22	0.12	0.11	0.12	0.12
Net realized and unrealized gain/(loss)	0.30		(0.04)	(0.91)	(0.11)	0.22	0.36
Total from investment operations	0.42		0.18	(0.79)	0.00	0.34	0.48
Distributions:
Net investment income	(0.12)		(0.21)	(0.11)	(0.11)	(0.12)	(0.11)
Net realized gains	—		—	(0.09)	(0.08)	(0.02)	—
Total distributions	(0.12)		(0.21)	(0.20)	(0.19)	(0.14)	(0.11)
Net asset value, end of period	$9.66		$9.36	$9.39	$10.38	$10.57	$10.37
Total return	4.5	%(c)	1.9%	(7.7)%	(0.1)%	3.3%	4.8	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$350,158		$340,248	$314,887	$346,155	$400,367	$339,560
Ratio of expenses to average net assets before expense waivers	0.76	%(d)	0.76%	0.77%	0.76%	0.76%	0.78	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	2.44	%(d)	2.28%	1.17%	1.03%	1.13%	1.32	%(d)
Portfolio turnover rate	10	%(c)	75%	60%	25%	26%	41	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)		YEAR ENDED OCTOBER 31,				PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
			2023	2022	2021	2020
Net asset value, beginning of period	$9.45		$9.48	$10.43	$10.55	$10.42	$10.00
Investment operations:
Net investment income(b)	0.11		0.19	0.11	0.11	0.12	0.13
Net realized and unrealized gain/(loss)	0.31		(0.04)	(0.91)	(0.05)	0.16	0.40
Total from investment operations	0.42		0.15	(0.80)	0.06	0.28	0.53
Distributions:
Net investment income	(0.11)		(0.18)	(0.11)	(0.11)	(0.12)	(0.11)
Net realized gains	—		—	(0.04)	(0.07)	(0.03)	—
Total distributions	(0.11)		(0.18)	(0.15)	(0.18)	(0.15)	(0.11)
Net asset value, end of period	$9.76		$9.45	$9.48	$10.43	$10.55	$10.42
Total return	4.5	%(c)	1.6%	(7.7)%	0.6%	2.7%	5.4	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$559,408		$548,955	$546,067	$626,544	$582,500	$498,852
Ratio of expenses to average net assets before expense waivers	0.74	%(d)	0.74%	0.74%	0.74%	0.75%	0.77	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57	%(d)
Ratio of net investment income to average net assets	2.31	%(d)	1.93%	1.14%	1.01%	1.13%	1.42	%(d)
Portfolio turnover rate	17	%(c)	48%	45%	23%	37%	29	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2024 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2024, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income and capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Short-Term Bond Fund (“Short-Term Bond Fund”)*	Income and capital appreciation.
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

* Short-Term Bond Fund commenced operations on February 29, 2024.

The Corporation has authorized a total of 23.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

128

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2024 (Unaudited)

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued pursuant to policies and procedures established by the Board. The Board has designated BIM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to BIM the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Pricing Committee (as defined below), with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment infor-

129

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2024 (Unaudited)

mation, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 28 days during the period ended April 30, 2024. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2024, foreign securities were fair valued as the change in the S&P 500 Index exceeded the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. BIM, as the valuation designee, is responsible for (i) periodically assessing any material risks associated with the determination of the fair value of a fund’s investments; (ii) establishing and applying fair value methodologies; (iii) testing the appropriateness of fair value methodologies; and (iv) overseeing and evaluating third-party pricing services. BIM has established a pricing committee (the “Pricing Committee”) to fulfill certain functions under the valuation policies and procedures. Investments for which a market quotation is not readily available are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of the portfolio manager and any other relevant matters. When the fair valuation of investments uses significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2024, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the

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Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, redemptions in-kind, foreign currency transactions, and foreign capital gains taxes in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. The Funds had no short sales outstanding at April 30, 2024.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the Secured Overnight Financing Rate, the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

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In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2024, the Funds had no unfunded floating rate loan interests.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund and Small & Mid Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness, or general market conditions, overall economic trends or events, governmental actions or intervention, armed conflicts, terrorist activities, political developments, actions taken by the Federal Reserve or other central banks, market disruptions caused by trade disputes or other events or circumstances, natural disasters, rapid inflation, supply chain disruptions, international sanctions, a pandemic or other public health crisis, currency and interest rate and price fluctuations, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Bond Fund invest a substantial amount of their assets in municipal obligations of issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

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C. LIBOR Discontinuance Risk.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate. Historically, these floating rates have been largely based on the London Interbank Offered Rate (“LIBOR”). LIBOR was the offered rate at which major international banks could obtain wholesale, unsecured funding. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published, but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. A Fund may continue to invest in instruments that continue to reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, however, new LIBOR assets may no longer be available.

Regulators and market participants have been working together to identify or develop successor reference rates and necessary adjustments to associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any). Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with US Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates.

The potential effect of the transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The unavailability and replacement of LIBOR may affect the value, liquidity or return on certain Fund investments. Management continues to evaluate the impact of the market transition to alternative reference rates, such as SOFR or SONIA, evolves.

D. Shareholder Concentration Risk.

As of April 30, 2024, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	98.99%
Large Cap Strategies Fund	1	98.34%
Small & Mid Cap Strategies Fund	1	98.73%
Credit Income Fund	1	99.51%
Fixed Income Fund	1	99.60%
Short-Term Bond Fund	1	100.00%
Municipal Bond Fund	1	99.34%
California Municipal Bond Fund	1	100.00%
New York Municipal Bond Fund	1	100.00%

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices generally in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The summary of inputs used to value the Funds’ investments as of April 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$3,010,881,247(b)	$129,004,607(b)	$—	$3,139,885,854
Exchange-Traded Funds	35,223,866	—	—	35,223,866
Investment Company	59,621,006	—	—	59,621,006
Total	$3,105,726,119	$129,004,607	$—	$3,234,730,726

Large Cap Strategies Fund
Equity Securities	$16,998,639,104(b)	$4,983,348,673(b)	$—	$21,981,987,777
Rights/Warrants	—	—	0(b)	—
Exchange-Traded Funds	244,760,321	—	—	244,760,321
U.S. Government Securities	—	49,956,012	—	49,956,012
Investment Company	440,002,449	—	—	440,002,449

Other financial instruments - Liabilities Forward foreign currency exchange contracts	—	(4,723,133)(b)	—	(4,723,133)
Total	$17,683,401,874	$5,028,581,552	$0	$22,711,983,426

Small & Mid Cap Strategies Fund
Equity Securities
Australia	$—	$179,970,266	$—	$179,970,266
Austria	—	18,870,907	—	18,870,907
Belgium	—	15,771,529	—	15,771,529
Brazil	52,396,971	—	—	52,396,971
Canada	244,358,566	2,610,646	—	246,969,212
Chile	5,104,853	—	—	5,104,853
China	18,080,009	288,371,697	—	306,451,706
Denmark	—	110,890,899	—	110,890,899
Finland	—	50,784,147	—	50,784,147
France	2,040,881	105,335,872	—	107,376,753
Germany	926,521	91,815,509	—	92,742,030
Greece	—	26,784,694	—	26,784,694
Hong Kong	—	52,005,231	—	52,005,231
Iceland	—	3,800,969	—	3,800,969
India	12,177,621	45,462,428	—	57,640,049
Indonesia	—	6,075,376	—	6,075,376
Ireland	10,139,740	4,068,147	—	14,207,887
Israel	127,530,964	66,059,456	—	193,590,420
Italy	11,775,334	141,619,278	—	153,394,612
Japan	—	789,348,253	—	789,348,253
Jersey Channel Islands	3,704,583	679,383	—	4,383,966
Malaysia	—	3,991,767	—	3,991,767
Mexico	7,889,541	—	—	7,889,541
Netherlands	—	75,031,510	—	75,031,510
New Zealand	—	10,669,672	—	10,669,672
Norway	—	48,841,468	—	48,841,468
Peru	14,532,000	—	—	14,532,000
Poland	—	26,152,894	—	26,152,894
Portugal	—	19,020,722	—	19,020,722
Russia	—	—	0	0
Singapore	—	44,484,647	4,237	44,488,884
South Africa	14,671,694	34,739,687	—	49,411,381
South Korea	3,067,791	108,790,220	—	111,858,011
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April 30, 2024 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Spain	$—	$59,301,732	$—	$59,301,732
Sweden	—	127,074,695	—	127,074,695
Switzerland	2,593,276	145,122,652	—	147,715,928
Taiwan	—	74,790,018	—	74,790,018
Thailand	13,563,669	6,809,106	—	20,372,775
Turkey	—	25,953,172	—	25,953,172
United Kingdom	1,767,702	472,383,181	0	474,150,883
United States	3,384,674,713	5,377,806	—	3,390,052,519
Uruguay	11,955,865	—	—	11,955,865
Total Equity Securities	$3,942,952,294	$3,288,859,636	$4,237	$7,231,816,167
Rights/Warrants
Australia	—	143	—	143
United States	—	—	0	0
Total Rights/Warrants	$—	$143	$0	$143
Exchange-Traded Funds	699,443,381	—	—	699,443,381
Investment Company	35,374,805	—	—	35,374,805
Cash Sweep	182,622,741	—	—	182,622,741
Total	$4,860,393,221	$3,288,859,779	$4,237	$8,149,257,237

Credit Income Fund
Preferred Stocks	$4,980,898(b)	$—	$—	$4,980,898
Exchange-Traded Funds	411,588,999	—	—	411,588,999
Corporate Bonds	—	167,280,916(b)	—	167,280,916
Asset-Backed Securities	—	406,496,157(b)	2,218,622(b)	408,714,779
Non-Agency Mortgage-Backed Securities	—	519,071,023(b)	11,499,934(b)	530,570,957
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,559,054(b)	—	1,559,054
U.S. Government Securities	—	766,238,253	—	766,238,253
Cash Sweep	97,510,847	—	—	97,510,847
Other financial instruments - Assets Interest Rate Risk	—	839,868(b)	—	839,868

Other financial instruments - Liabilities Interest Rate Risk	—	(7,659,990)(b)	—	(7,659,990)
Total	$514,080,744	$1,853,825,281	$13,718,556	$2,381,624,581

Fixed Income Fund
Corporate Bonds	$—	$345,715,609(b)	$—	$345,715,609
Asset-Backed Securities	—	100,299,290(b)	—	100,299,290
Non-Agency Mortgage-Backed Securities	—	389,537(b)	—	389,537
U.S. Government Agencies	—	4,971,524	—	4,971,524
U.S. Government Securities	—	845,887,640	—	845,887,640
Investment Company	124,912,096	—	—	124,912,096
Total	$124,912,096	$1,297,263,600	$—	$1,422,175,696

Short-Term Bond Fund
Corporate Bonds	$—	$5,429,132(b)	$—	$5,429,132
Asset-Backed Securities	—	647,470(b)	—	647,470
U.S. Government Securities	—	9,163,050	—	9,163,050
Investment Company	352,016	—	—	352,016
Total	$352,016	$15,239,652	$—	$15,591,668
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Municipal Bond Fund
Municipal Bonds	$—	$3,875,999,602(b)	$—	$3,875,999,602
Corporate Bonds	—	55,921,843(b)	—	55,921,843
U.S. Government Securities	—	61,589,648	—	61,589,648
Investment Company	104,252,682	—	—	104,252,682
Total	$104,252,682	$3,993,511,093	$—	$4,097,763,775

California Municipal Bond Fund
Municipal Bonds	$—	$320,806,079(b)	$—	$320,806,079
Corporate Bonds	—	1,787,859(b)	—	1,787,859
U.S. Government Securities	—	20,361,211	—	20,361,211
Investment Company	2,904,416	—	—	2,904,416
Total	$2,904,416	$342,955,149	$—	$345,859,565

New York Municipal Bond Fund
Municipal Bonds	$—	$487,023,687(b)	$—	$487,023,687
Corporate Bonds	—	8,750,877(b)	—	8,750,877
U.S. Government Securities	—	44,194,219	—	44,194,219
Investment Company	13,962,810	—	—	13,962,810
Total	$13,962,810	$539,968,783	$—	$553,931,593

(a)	The Large Cap Strategies Fund, the Small & Mid Cap Strategies Fund, and the Credit Income Fund held certain investments categorized as Level 3 that had a fair value less than 1% of NAV with a percentage of NAV as 0.00%, 0.00%, and 0.57%, respectively, for the period ended April 30, 2024. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for derivatives.

The Fund did not have material transfers into or out of Level 3 during the six months ended April 30, 2024. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

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Notes to Financial Statements - (Continued)	April 30, 2024 (Unaudited)

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2024.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2024, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Large Cap Strategies Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$4,723,133	$—	$—	$(3,820,000)	$903,133

Credit Income Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)

Barclays Bank Plc	$839,868	$(839,868)	$—	$—	$—
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Credit Income Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$7,659,990	$(839,868)	$—	$(5,390,000)	$1,430,122

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2024
	Derivative Assets		Derivative Liabilities

Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$4,723,133

	Fair Values of Derivative Instruments as of April 30, 2024
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$839,868	Unrealized depreciation on swap agreements	$7,659,990

	The Effect of Derivative Instruments on the Statements of Operations For the Period Ended April 30, 2024 Net Realized Gain/(Loss) from Derivatives Recognized in Income
Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$(5,367,652)	$(5,367,652)
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Notes to Financial Statements - (Continued)	April 30, 2024 (Unaudited)

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$2,061,119	$(9,161,694)	$—	$(7,100,575)

		Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Forward Foreign Currency Exchange Risk	$—	$—	$—	$—	$2,333,957	$2,333,957

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$14,467,216	$—	$14,467,216

For the period ended April 30, 2024, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Credit Income Fund
Forward Foreign Currency Contracts Sold (U.S. Dollar Amounts)	$96,162,727	$—
Total Return Swaps (Notional Amounts in U.S. Dollars)	—	165,000,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency ex-

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Notes to Financial Statements - (Continued)	April 30, 2024 (Unaudited)

change rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the

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April 30, 2024 (Unaudited)

transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.67%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

Average net assets
Small & Mid Cap Strategies Fund	0.85%
Short-Term Bond Fund	0.32%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners Limited Partnership (“Artisan”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Baillie Gifford, Champlain, and Polunin are paid for their services directly by BIM.

BIM has retained Aikya Investment Management Limited (“Aikya”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Aikya and Sands are paid for their services directly by BIM. Baillie Gifford previously served as sub-adviser to the Large Cap Strategies Fund and was terminated effective February 6, 2024, and Aikya was added as sub-adviser to the Large Cap Strategies Fund, effective February 6, 2024.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

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April 30, 2024 (Unaudited)

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY Mellon”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian. The Small & Mid Cap Strategies Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM has contractually committed through October 31, 2026 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the All Cap Core Fund at 0.95%, the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Short-Term Bond Fund at 0.37%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the period ended April 30, 2024, BIM waived $28,914 for the All Cap Core Fund, $1,541,325 for the Small & Mid Cap Strategies Fund, $123,163 for the Credit Income Fund, $832,242 for the Fixed Income Fund, $22,845 for the Short-Term Bond Fund, $1,549,651 for the Municipal Bond Fund, $325,580 for the California Municipal Bond Fund, and $478,575 for the New York Municipal Bond Fund. The contractual advisory fee waivers may be changed or terminated at any time with the approval of the Board. BIM, however, does not have the ability to recapture fees currently being waived at a later date.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the period ended April 30, 2024, there were no such transactions.

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April 30, 2024 (Unaudited)

7.	Securities Transactions:

Investment transactions for the period ended April 30, 2024, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$633,346,267	$736,360,263
Large Cap Strategies Fund	5,560,827,211	6,713,678,005
Small & Mid Cap Strategies Fund	1,883,021,034	2,088,133,488
Credit Income Fund	261,139,912	183,744,101
Fixed Income Fund	132,529,779	160,930,827
Short-Term Bond Fund	6,031,625	—
Municipal Bond Fund	674,617,751	351,615,300
California Municipal Bond Fund	49,047,555	25,206,599
New York Municipal Bond Fund	70,307,635	77,153,060

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the period ended April 30, 2024 were as follows:

	Purchases	Sales
Credit Income Fund	$452	$167,032,661
Fixed Income Fund	252,913,018	312,338,474
Short-Term Bond Fund	4,500,798	—
Municipal Bond Fund	43,940,625	125,165,586
California Municipal Bond Fund	—	8,753,066
New York Municipal Bond Fund	24,565,117	29,530,945

8.	Redemptions in-kind:

When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions in-kind). Gains and losses realized on redemptions in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2024, the All Cap Core Fund realized a net gain of $57,604,732 on $125,090,580 of redemptions in-kind, including cash of $2,390,404, with affiliates of BIM.

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

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April 30, 2024 (Unaudited)

As of April 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$2,076,476,033	$1,177,743,208	$(19,488,515)	$1,158,254,693
Large Cap Strategies Fund	15,410,014,635	7,710,141,542	(403,449,618)	7,306,691,924
Small & Mid Cap Strategies Fund	7,354,087,527	1,398,648,806	(603,479,096)	795,169,710
Credit Income Fund	2,932,290,314	14,196,395	(558,042,006)	(543,845,611)
Fixed Income Fund	1,469,746,636	1,116,164	(48,687,104)	(47,570,940)
Short-Term Bond Fund	15,684,597	885	(93,814)	(92,929)
Municipal Bond Fund	4,146,635,704	22,051,592	(70,923,521)	(48,871,929)
California Municipal Bond Fund	347,660,555	1,725,502	(3,524,845)	(1,799,343)
New York Municipal Bond Fund	562,878,541	2,394,953	(11,341,901)	(8,946,948)

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2023 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$5,321,700	$119,244,027	$38,864,269	$119,000,546
Net Long Term Capital Gains	63,552,699	—	—	—
Total Taxable Distributions	68,874,399	119,244,027	38,864,269	119,000,546
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$68,874,399	$119,244,027	$38,864,269	$119,000,546

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$39,098,317	$15,941,024	$1,947,214	$2,565,990
Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	39,098,317	15,941,024	1,947,214	2,565,990
Tax Exempt Distributions	—	57,228,412	5,232,608	7,916,302
Total Distributions Paid	$39,098,317	$73,169,436	$7,179,822	$10,482,292

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2023, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2023. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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April 30, 2024 (Unaudited)

As of October 31, 2023, the capital loss carryforwards of the below Funds is available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Large Cap Strategies Fund	$145,689,796	$–
Small & Mid Cap Strategies Fund	46,289,005	–
Credit Income Fund	65,467,451	86,352,356
Fixed Income Fund	29,073,223	104,214,004
Municipal Bond Fund	69,036,174	105,377,119
California Municipal Bond Fund	5,876,389	9,810,499
New York Municipal Bond Fund	5,663,090	13,648,824

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no late year loss deferrals in the current year.

10.	Commitments:

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of April 30, 2024, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

145

Old Westbury Funds, Inc.
Additional Information (Unaudited)

April 30, 2024

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

146

Investment Adviser:

Bessemer Investment Management LLC
1271 Avenue of the Americas
New York, NY 10020
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Administrator:

The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm:

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

April 30, 2024

Cusip 680414307

Cusip 680414109

Cusip 680414604

Cusip 680414851

Cusip 680414406

Cusip 680414844

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-SAR2024)

(4/24)

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date July 5, 2024

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date July 5, 2024

* Print the name and title of each signing officer under his or her signature.